UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2020

MFS® Global Equity Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VGE-SEM

MFS® Global Equity Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Thermo Fisher Scientific, Inc.	3.5%
Visa, Inc., “A”	3.4%
Comcast Corp., “A”	3.2%
Nestle S.A.	3.0%
Medtronic PLC	2.9%
Schneider Electric SE	2.8%
Accenture PLC, “A”	2.8%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
Roche Holding AG	2.3%
Essity AB	2.2%

GICS equity sectors (g)
Health Care	20.0%
Industrials	19.3%
Consumer Staples	16.6%
Information Technology	14.5%
Financials	8.9%
Consumer Discretionary	8.0%
Communication Services	5.9%
Materials	5.7%
Real Estate	0.4%

Issuer country weightings (x)
United States	54.9%
France	11.7%
Switzerland	8.1%
United Kingdom	6.6%
Germany	4.6%
Netherlands	2.8%
Japan	2.7%
Sweden	2.2%
Canada	2.0%
Other Countries	4.4%

Currency exposure weightings (y)
United States Dollar	56.2%
Euro	22.1%
Swiss Franc	8.1%
British Pound Sterling	6.6%
Japanese Yen	2.7%
Swedish Krona	2.2%
South Korean Won	0.9%
Danish Krone	0.6%
Brazilian Real	0.2%
Other Currencies	0.4%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

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MFS Global Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.92%	$1,000.00	$911.37	$4.37
	Hypothetical (h)	0.92%	$1,000.00	$1,020.29	$4.62
Service Class	Actual	1.17%	$1,000.00	$909.81	$5.56
	Hypothetical (h)	1.17%	$1,000.00	$1,019.05	$5.87

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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MFS Global Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.3%
Aerospace – 3.0%
Honeywell International, Inc.	7,902	$1,142,550
MTU Aero Engines Holding AG	1,459	252,681
Rolls-Royce Holdings PLC	61,023	215,801

		$1,611,032

Airlines – 1.0%
Aena S.A. (a)	3,897	$519,702

Alcoholic Beverages – 5.8%
Ambev S.A.	38,468	$100,024
Carlsberg A.S., “B”	2,326	307,421
Diageo PLC	32,881	1,092,520
Heineken N.V.	8,864	817,211
Pernod Ricard S.A.	5,169	813,322

		$3,130,498

Apparel Manufacturers – 4.0%
Burberry Group PLC	14,456	$286,510
Compagnie Financiere Richemont S.A.	8,270	527,562
LVMH Moet Hennessy Louis Vuitton SE	3,032	1,330,219

		$2,144,291

Automotive – 0.4%
Aptiv PLC	2,850	$222,072

Broadcasting – 2.7%
Omnicom Group, Inc.	3,299	$180,126
Walt Disney Co.	8,384	934,900
WPP Group PLC	41,940	327,813

		$1,442,839

Brokerage & Asset Managers – 1.5%
Charles Schwab Corp.	3,563	$120,215
Deutsche Boerse AG	1,608	290,951
TD Ameritrade Holding Corp.	10,528	383,009

		$794,175

Business Services – 8.6%
Accenture PLC, “A”	6,951	$1,492,519
Adecco S.A.	4,590	215,390
Brenntag AG	5,231	274,868
Cognizant Technology Solutions Corp., “A”	8,774	498,539
Compass Group PLC	23,675	326,213
Equifax, Inc.	3,747	644,034
Fidelity National Information Services, Inc.	4,169	559,021
PayPal Holdings, Inc. (a)	3,568	621,653

		$4,632,237

Cable TV – 3.2%
Comcast Corp., “A”	44,378	$1,729,854

Chemicals – 2.6%
3M Co.	5,343	$833,455
PPG Industries, Inc.	5,390	571,663

		$1,405,118

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – 2.7%
Check Point Software Technologies Ltd. (a)	6,153	$661,017
Oracle Corp.	14,897	823,357

		$1,484,374

Computer Software – Systems – 0.6%
Cisco Systems, Inc.	7,184	$335,062

Construction – 0.5%
Otis Worldwide Corp.	4,878	$277,363

Consumer Products – 5.4%
Colgate-Palmolive Co.	8,584	$628,864
Essity AB (a)	37,469	1,210,740
Reckitt Benckiser Group PLC	11,917	1,097,436

		$2,937,040

Electrical Equipment – 4.5%
Amphenol Corp., “A”	3,065	$293,658
Legrand S.A.	8,227	625,014
Schneider Electric SE	13,767	1,529,398

		$2,448,070

Electronics – 1.9%
Hoya Corp.	3,400	$325,601
Microchip Technology, Inc.	2,506	263,907
Samsung Electronics Co. Ltd.	10,294	456,324

		$1,045,832

Food & Beverages – 5.3%
Danone S.A.	15,749	$1,089,242
Kellogg Co.	2,725	180,013
Nestle S.A.	14,567	1,610,373

		$2,879,628

Gaming & Lodging – 0.7%
Marriott International, Inc., “A”	3,175	$272,193
Sands China Ltd.	18,400	72,171
Wynn Resorts Ltd.	772	57,506

		$401,870

Insurance – 1.4%
AON PLC	3,407	$656,188
Willis Towers Watson PLC	575	113,246

		$769,434

Internet – 1.2%
eBay, Inc.	12,070	$633,072

Machinery & Tools – 1.5%
Carrier Global Corp.	4,029	$89,524
Kubota Corp.	48,800	726,746

		$816,270

Major Banks – 4.3%
Bank of New York Mellon Corp.	15,770	$609,510
Erste Group Bank AG (a)	5,780	136,046

4

MFS Global Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – continued
Goldman Sachs Group, Inc.	3,597	$710,839
State Street Corp.	6,717	426,865
UBS Group AG	38,764	446,168

		$2,329,428

Medical Equipment – 14.6%
Abbott Laboratories	8,847	$808,881
Cooper Cos., Inc.	1,828	518,494
EssilorLuxottica (a)	1,620	207,943
Medtronic PLC	17,122	1,570,087
Olympus Corp.	21,900	420,963
Sonova Holding AG (a)	676	134,958
Stryker Corp.	5,216	939,871
Thermo Fisher Scientific, Inc.	5,221	1,891,777
Waters Corp. (a)	2,986	538,674
Zimmer Biomet Holdings, Inc.	7,187	857,840

		$7,889,488

Other Banks & Diversified Financials – 5.1%
American Express Co.	5,884	$560,157
Grupo Financiero Banorte S.A. de C.V. (a)	24,894	86,343
Julius Baer Group Ltd.	4,977	208,283
Kasikornbank Co. Ltd.	16,900	50,852
Visa, Inc., “A”	9,511	1,837,240

		$2,742,875

Pharmaceuticals – 5.2%
Bayer AG	13,373	$981,572
Johnson & Johnson	797	112,082
Merck KGaA	4,198	487,210
Roche Holding AG	3,601	1,247,969

		$2,828,833

Railroad & Shipping – 4.7%
Canadian National Railway Co.	11,832	$1,047,960
Kansas City Southern Co.	6,710	1,001,736
Union Pacific Corp.	2,732	461,899

		$2,511,595

Real Estate – 0.4%
Deutsche Wohnen SE	4,771	$214,141

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 0.4%
Whitbread PLC	7,977	$219,629

Specialty Chemicals – 4.7%
Akzo Nobel N.V.	7,789	$697,800
L’Air Liquide S.A.	3,973	573,134
Linde PLC	1,352	286,773
Linde PLC	4,569	961,718

		$2,519,425

Specialty Stores – 0.3%
Hermes International	173	$144,569

Trucking – 1.1%
United Parcel Service, Inc., “B”	5,391	$599,371

Total Common Stocks (Identified Cost, $30,373,569)		$53,659,187

INVESTMENT COMPANIES (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $576,928)	576,871	$576,928

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(183,313)

NET ASSETS – 100.0%		$54,052,802

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $576,928 and $53,659,187, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

5

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value (identified cost, $30,373,569)	$53,659,187
Investments in affiliated issuers, at value (identified cost, $576,928)	576,928
Cash	4,270
Receivables for
Investments sold	9,658
Fund shares sold	8,102
Dividends	146,349
Receivable from investment adviser	9,247
Other assets	295
Total assets	$54,414,036

Liabilities
Payables for
Investments purchased	$25,466
Fund shares reacquired	275,528
Payable to affiliates
Administrative services fee	98
Shareholder servicing costs	187
Distribution and/or service fees	149
Accrued expenses and other liabilities	59,806
Total liabilities	$361,234
Net assets	$54,052,802

Net assets consist of
Paid-in capital	$27,263,122
Total distributable earnings (loss)	26,789,680
Net assets	$54,052,802
Shares of beneficial interest outstanding	2,607,698

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$43,016,931	2,071,553	$20.77
Service Class	11,035,871	536,145	20.58

See Notes to Financial Statements

6

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends	$592,526
Dividends from affiliated issuers	2,375
Other	666
Income on securities loaned	10
Foreign taxes withheld	(41,689)
Total investment income	$553,888
Expenses
Management fee	$242,383
Distribution and/or service fees	13,342
Shareholder servicing costs	3,774
Administrative services fee	9,033
Independent Trustees’ compensation	1,313
Custodian fee	12,128
Shareholder communications	4,774
Audit and tax fees	29,368
Legal fees	295
Miscellaneous	11,651
Total expenses	$328,061
Reduction of expenses by investment adviser	(66,742)
Net expenses	$261,319
Net investment income (loss)	$292,569

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$911,682
Affiliated issuers	(54)
Foreign currency	(856)
Net realized gain (loss)	$910,772
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(6,633,346)
Translation of assets and liabilities in foreign currencies	998
Net unrealized gain (loss)	$(6,632,348)
Net realized and unrealized gain (loss)	$(5,721,576)
Change in net assets from operations	$(5,429,007)

See Notes to Financial Statements

7

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$292,569	$629,173
Net realized gain (loss)	910,772	2,141,172
Net unrealized gain (loss)	(6,632,348)	12,139,593
Change in net assets from operations	$(5,429,007)	$14,909,938
Total distributions to shareholders	$—	$(4,146,029)
Change in net assets from fund share transactions	$(1,607,962)	$(2,032,350)
Total change in net assets	$(7,036,969)	$8,731,559

Net assets
At beginning of period	61,089,771	52,358,212
At end of period	$54,052,802	$61,089,771

See Notes to Financial Statements

8

MFS Global Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

	(unaudited)

Net asset value, beginning of period	$22.79		$18.82	$22.00	$18.59	$18.39	$19.59

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.25	$0.23	$0.20	$0.17	$0.18
Net realized and unrealized gain (loss)	(2.14)		5.35	(2.23)	4.20	1.20	(0.49)
Total from investment operations	$(2.02)		$5.60	$(2.00)	$4.40	$1.37	$(0.31)

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.21)	$(0.18)	$(0.18)	$(0.21)
From net realized gain	—		(1.38)	(0.97)	(0.81)	(0.99)	(0.68)
Total distributions declared to shareholders	$—		$(1.63)	$(1.18)	$(0.99)	$(1.17)	$(0.89)
Net asset value, end of period (x)	$20.77		$22.79	$18.82	$22.00	$18.59	$18.39
Total return (%) (k)(r)(s)(x)	(8.86	)(n)	30.57	(9.74)	24.07	7.35	(1.41)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.16	1.13	1.16	1.19	1.26
Expenses after expense reductions (f)	0.92	(a)	0.95	0.97	0.97	0.99	1.00
Net investment income (loss)	1.14	(a)	1.16	1.07	0.95	0.93	0.91
Portfolio turnover	10	(n)	11	15	11	13	12
Net assets at end of period (000 omitted)	$43,017		$49,771	$45,219	$52,850	$44,756	$45,946

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

	(unaudited)

Net asset value, beginning of period	$22.62		$18.70	$21.86	$18.49	$18.30	$19.50

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.18	$0.18	$0.14	$0.13	$0.13
Net realized and unrealized gain (loss)	(2.13)		5.32	(2.21)	4.18	1.18	(0.48)
Total from investment operations	$(2.04)		$5.50	$(2.03)	$4.32	$1.31	$(0.35)

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.16)	$(0.14)	$(0.13)	$(0.17)
From net realized gain	—		(1.38)	(0.97)	(0.81)	(0.99)	(0.68)
Total distributions declared to shareholders	$—		$(1.58)	$(1.13)	$(0.95)	$(1.12)	$(0.85)
Net asset value, end of period (x)	$20.58		$22.62	$18.70	$21.86	$18.49	$18.30
Total return (%) (k)(r)(s)(x)	(9.02	)(n)	30.20	(9.92)	23.75	7.06	(1.67)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.41	1.38	1.42	1.44	1.51
Expenses after expense reductions (f)	1.17	(a)	1.20	1.22	1.22	1.24	1.25
Net investment income (loss)	0.88	(a)	0.85	0.86	0.68	0.70	0.67
Portfolio turnover	10	(n)	11	15	11	13	12
Net assets at end of period (000 omitted)	$11,036		$11,319	$7,139	$10,162	$7,033	$6,893

See Notes to Financial Statements

9

MFS Global Equity Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally

11

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$28,289,659	$961,718	$—	$29,251,377
France	6,312,841	—	—	6,312,841
Switzerland	4,390,703	—	—	4,390,703
United Kingdom	3,565,922	—	—	3,565,922
Germany	1,519,851	981,572	—	2,501,423
Netherlands	1,515,011	—	—	1,515,011
Japan	1,147,709	325,601	—	1,473,310
Sweden	1,210,740	—	—	1,210,740
Canada	1,047,960	—	—	1,047,960
Other Countries	1,933,576	456,324	—	2,389,900
Mutual Funds	576,928	—	—	576,928
Total	$51,510,900	$2,725,215	$—	$54,236,115

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral

12

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$712,018
Long-term capital gains	3,434,011
Total distributions	$4,146,029

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$31,417,205
Gross appreciation	24,183,264
Gross depreciation	(1,364,354)
Net unrealized appreciation (depreciation)	$22,818,910

As of 12/31/19

Undistributed ordinary income	698,843
Undistributed long-term capital gain	2,067,497
Other temporary differences	90
Net unrealized appreciation (depreciation)	29,452,257

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$3,413,794
Service Class	—	732,235
Total	$—	$4,146,029

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $2,902, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $63,840, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $3,627, which equated to 0.0135% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $147.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0335% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

14

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $8,446 and $36,536, respectively. The sales transactions resulted in net realized gains (losses) of $13,872.

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $5,132,978 and $6,656,920, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	245,039	$4,721,895	243,665	$5,233,272
Service Class	145,662	2,906,793	181,904	3,932,099
	390,701	$7,628,688	425,569	$9,165,371

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	164,362	$3,413,794
Service Class	—	—	35,494	732,235
	—	$—	199,856	$4,146,029

Shares reacquired
Initial Class	(357,505)	$(7,122,082)	(626,155)	$(13,215,661)
Service Class	(109,939)	(2,114,568)	(98,818)	(2,128,089)
	(467,444)	$(9,236,650)	(724,973)	$(15,343,750)

Net change
Initial Class	(112,466)	$(2,400,187)	(218,128)	$(4,568,595)
Service Class	35,723	792,225	118,580	2,536,245
	(76,743)	$(1,607,962)	(99,548)	$(2,032,350)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $145 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$198,259	$7,377,963	$6,999,240	$(54)	$—	$576,928

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$2,375	$—

15

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

16

MFS Global Equity Series

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

17

MFS Global Equity Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

Semiannual Report

June 30, 2020

MFS® Growth Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VEG-SEM

MFS® Growth Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	10.4%
Amazon.com, Inc.	8.3%
Adobe Systems, Inc.	4.5%
Alphabet, Inc., “A”	4.2%
Visa, Inc., “A”	3.9%
MasterCard, Inc., “A”	3.3%
Facebook, Inc., “A”	2.9%
Salesforce.com, Inc.	2.2%
Apple, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.1%

GICS equity sectors (g)
Information Technology	42.6%
Communication Services	15.5%
Health Care	13.2%
Consumer Discretionary	11.9%
Industrials	6.8%
Financials	3.5%
Materials	2.3%
Consumer Staples	2.1%
Real Estate	2.1%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.73%	$1,000.00	$1,100.17	$3.81
	Hypothetical (h)	0.73%	$1,000.00	$1,021.23	$3.67
Service Class	Actual	0.98%	$1,000.00	$1,099.09	$5.11
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 100.0%
Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	115,345	$11,309,577

Biotechnology – 2.6%
Alnylam Pharmaceuticals, Inc. (a)	26,496	$3,924,322
Illumina, Inc. (a)	40,840	15,125,094
Seattle Genetics, Inc. (a)	41,016	6,969,439
Vertex Pharmaceuticals, Inc. (a)	82,247	23,877,127

		$49,895,982

Broadcasting – 1.9%
Netflix, Inc. (a)	82,473	$37,528,514

Brokerage & Asset Managers – 0.6%
Intercontinental Exchange, Inc.	129,980	$11,906,168

Business Services – 12.0%
Clarivate PLC (a)	632,283	$14,118,880
CoStar Group, Inc. (a)	15,196	10,799,341
Equifax, Inc.	31,515	5,416,798
Fidelity National Information Services, Inc.	240,003	32,182,002
Fiserv, Inc. (a)	283,010	27,627,436
Global Payments, Inc.	176,228	29,891,793
IHS Markit Ltd.	153,504	11,589,552
MSCI, Inc.	86,814	28,980,250
PayPal Holdings, Inc. (a)	218,792	38,120,130
Verisk Analytics, Inc., “A”	188,790	32,132,058

		$230,858,240

Cable TV – 1.5%
Charter Communications, Inc., “A” (a)	55,860	$28,490,834

Computer Software – 21.2%
Adobe Systems, Inc. (a)	199,867	$87,004,104
Atlassian Corp. PLC, “A” (a)	37,517	6,763,190
Autodesk, Inc. (a)	12,360	2,956,388
Black Knight, Inc. (a)	72,421	5,254,868
Cadence Design Systems, Inc. (a)	213,019	20,441,303
Intuit, Inc.	118,060	34,968,191
Microsoft Corp.	982,186	199,884,673
Salesforce.com, Inc. (a)	226,607	42,450,289
Synopsys, Inc. (a)	45,940	8,958,300

		$408,681,306

Computer Software – Systems – 4.5%
Apple, Inc.	116,284	$42,420,403
ServiceNow, Inc. (a)	36,789	14,901,753
Square, Inc., “A” (a)	152,815	16,036,406
TransUnion	160,149	13,939,369

		$87,297,931

Construction – 2.3%
Sherwin-Williams Co.	40,928	$23,650,245
Vulcan Materials Co.	173,124	20,056,415

		$43,706,660

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 2.0%
Colgate-Palmolive Co.	339,542	$24,874,847
Estee Lauder Cos., Inc., “A”	70,215	13,248,166

		$38,123,013

Electrical Equipment – 0.6%
AMETEK, Inc.	126,861	$11,337,568
Amphenol Corp., “A”	11,741	1,124,905

		$12,462,473

Electronics – 3.2%
Applied Materials, Inc.	99,640	$6,023,238
ASML Holding N.V.	25,808	9,498,118
Lam Research Corp.	36,186	11,704,724
NVIDIA Corp.	89,564	34,026,259

		$61,252,339

General Merchandise – 0.8%
Dollar General Corp.	79,392	$15,124,970

Health Maintenance Organizations – 0.5%
UnitedHealth Group, Inc.	32,780	$9,668,461

Insurance – 1.4%
AON PLC	137,046	$26,395,060

Internet – 9.7%
Alibaba Group Holding Ltd., ADR (a)	60,523	$13,054,811
Alphabet, Inc., “A” (a)	57,110	80,984,835
Alphabet, Inc., “C” (a)	18,032	25,490,216
Facebook, Inc., “A” (a)	248,453	56,416,223
Match Group, Inc. (a)(l)	41,672	4,460,988
Spotify Technology S.A. (a)	28,428	7,339,825

		$187,746,898

Leisure & Toys – 3.0%
Activision Blizzard, Inc.	245,092	$18,602,483
Electronic Arts, Inc. (a)	214,818	28,366,717
Take-Two Interactive Software, Inc. (a)	77,201	10,774,943

		$57,744,143

Machinery & Tools – 1.1%
Roper Technologies, Inc.	54,134	$21,018,067

Medical Equipment – 7.5%
Abbott Laboratories	186,521	$17,053,615
Becton, Dickinson and Co.	48,967	11,716,334
Boston Scientific Corp. (a)	573,556	20,137,551
Danaher Corp.	208,918	36,942,970
Edwards Lifesciences Corp. (a)	150,801	10,421,857
Medtronic PLC	50,503	4,631,125
STERIS PLC	28,668	4,398,818
Thermo Fisher Scientific, Inc.	111,543	40,416,491

		$145,718,761

Network & Telecom – 0.7%
Equinix, Inc., REIT	19,518	$13,707,491

4

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – 7.2%
Mastercard, Inc., “A”	217,701	$64,374,186
Visa, Inc., “A”	385,353	74,438,639

		$138,812,825

Pharmaceuticals – 2.6%
Eli Lilly & Co.	57,056	$9,367,454
Merck & Co., Inc.	160,316	12,397,236
Zoetis, Inc.	208,267	28,540,910

		$50,305,600

Railroad & Shipping – 0.6%
Canadian Pacific Railway Ltd.	42,934	$10,962,767

Restaurants – 0.7%
Chipotle Mexican Grill, Inc., “A” (a)	10,205	$10,739,334
Starbucks Corp.	28,376	2,088,190

		$12,827,524

Retailers – 0.1%
Costco Wholesale Corp.	7,761	$2,353,213

Specialty Stores – 9.7%
Amazon.com, Inc. (a)	57,774	$159,388,067
Lululemon Athletica, Inc. (a)	30,339	9,466,071
Ross Stores, Inc.	95,058	8,102,744
Shopify, Inc. (a)	10,018	9,509,086

		$186,465,968

Telecommunications – Wireless – 1.4%
American Tower Corp., REIT	102,320	$26,453,813

Total Common Stocks (Identified Cost, $794,191,865)		$1,926,818,598

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $11,337,487)	11,336,688	$11,337,822

COLLATERAL FOR SECURITIES LOANED – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13% (j) (Identified Cost, $1,212,183)	1,212,183	$1,212,183

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(12,000,484)

NET ASSETS – 100.0%		$1,927,368,119

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $11,337,822 and $1,928,030,781, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value, including $1,198,746 of securities on loan (identified cost, $795,404,048)	$1,928,030,781
Investments in affiliated issuers, at value (identified cost, $11,337,487)	11,337,822
Cash	892,215
Receivables for
Investments sold	16,158,119
Fund shares sold	38,546
Interest and dividends	460,089
Other assets	3,864
Total assets	$1,956,921,436

Liabilities
Payables for
Investments purchased	$18,185,086
Fund shares reacquired	9,878,485
Collateral for securities loaned, at value	1,212,183
Payable to affiliates
Investment adviser	71,364
Administrative services fee	1,494
Shareholder servicing costs	1,582
Distribution and/or service fees	5,798
Accrued expenses and other liabilities	197,325
Total liabilities	$29,553,317
Net assets	$1,927,368,119

Net assets consist of
Paid-in capital	$496,279,588
Total distributable earnings (loss)	1,431,088,531
Net assets	$1,927,368,119
Shares of beneficial interest outstanding	29,799,290

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,494,185,831	22,862,683	$65.35
Service Class	433,182,288	6,936,607	62.45

See Notes to Financial Statements

6

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends	$5,335,041
Dividends from affiliated issuers	87,266
Income on securities loaned	59,557
Other	21,862
Foreign taxes withheld	(8,561)
Total investment income	$5,495,165
Expenses
Management fee	$6,369,844
Distribution and/or service fees	497,172
Shareholder servicing costs	24,288
Administrative services fee	128,528
Independent Trustees’ compensation	15,967
Custodian fee	43,682
Shareholder communications	56,275
Audit and tax fees	30,470
Legal fees	8,001
Miscellaneous	24,841
Total expenses	$7,199,068
Reduction of expenses by investment adviser	(97,537)
Net expenses	$7,101,531
Net investment income (loss)	$(1,606,366)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$173,702,883
Affiliated issuers	(186)
Foreign currency	(1,722)
Net realized gain (loss)	$173,700,975
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,272,883
Affiliated issuers	335
Translation of assets and liabilities in foreign currencies	(271)
Net unrealized gain (loss)	$4,272,947
Net realized and unrealized gain (loss)	$177,973,922
Change in net assets from operations	$176,367,556

See Notes to Financial Statements

7

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	6/30/20	12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$(1,606,366)	$(1,992,050)
Net realized gain (loss)	173,700,975	128,302,639
Net unrealized gain (loss)	4,272,947	424,578,183
Change in net assets from operations	$176,367,556	$550,888,772
Total distributions to shareholders	$—	$(152,335,206)
Change in net assets from fund share transactions	$(117,286,935)	$(43,895,060)
Total change in net assets	$59,080,621	$354,658,506

Net assets
At beginning of period	1,868,287,498	1,513,628,992
At end of period	$1,927,368,119	$1,868,287,498

See Notes to Financial Statements

8

MFS Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$59.40		$47.01	$48.90	$38.76	$40.17		$39.75

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.04)	$0.00 (w)	$0.06	$0.05	(c)	$0.03
Net realized and unrealized gain (loss)	5.99		17.53	1.81	11.95	1.01		2.73
Total from investment operations	$5.95		$17.49	$1.81	$12.01	$1.06		$2.76

Less distributions declared to shareholders
From net investment income	$—		$—	$(0.05)	$(0.05)	$(0.02)		$(0.07)
From net realized gain	—		(5.10)	(3.65)	(1.82)	(2.45)		(2.27)
Total distributions declared to shareholders	$—		$(5.10)	$(3.70)	$(1.87)	$(2.47)		$(2.34)
Net asset value, end of period (x)	$65.35		$59.40	$47.01	$48.90	$38.76		$40.17
Total return (%) (k)(r)(s)(x)	10.02	(n)	38.15	2.67	31.40	2.44	(c)	7.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.74	0.75	0.76	0.75	(c)	0.76
Expenses after expense reductions (f)	0.73	(a)	0.73	0.74	0.75	0.74	(c)	0.75
Net investment income (loss)	(0.12	)(a)	(0.06)	0.00 (w)	0.13	0.12	(c)	0.08
Portfolio turnover	16	(n)	11	15	14	24		31
Net assets at end of period (000 omitted)	$1,494,186		$1,467,280	$1,226,217	$1,332,128	$1,179,822		$1,273,204

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$56.82		$45.26	$47.27	$37.57	$39.09		$38.77

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.17)	$(0.13)	$(0.05)	$(0.05	)(c)	$(0.07)
Net realized and unrealized gain (loss)	5.74		16.83	1.77	11.57	0.98		2.66
Total from investment operations	$5.63		$16.66	$1.64	$11.52	$0.93		$2.59

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—		$—
From net realized gain	—		(5.10)	(3.65)	(1.82)	(2.45)		(2.27)
Total distributions declared to shareholders	$—		$(5.10)	$(3.65)	$(1.82)	$(2.45)		$(2.27)
Net asset value, end of period (x)	$62.45		$56.82	$45.26	$47.27	$37.57		$39.09
Total return (%) (k)(r)(s)(x)	9.91	(n)	37.78	2.41	31.08	2.18	(c)	7.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.99	1.00	1.01	1.00	(c)	1.01
Expenses after expense reductions (f)	0.98	(a)	0.98	0.99	1.00	0.99	(c)	1.00
Net investment income (loss)	(0.37	)(a)	(0.31)	(0.25)	(0.12)	(0.13	)(c)	(0.16)
Portfolio turnover	16	(n)	11	15	14	24		31
Net assets at end of period (000 omitted)	$433,182		$401,008	$287,412	$289,733	$235,869		$224,694

See Notes to Financial Statements

9

MFS Growth Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser

11

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,926,818,598	$—	$—	$1,926,818,598
Mutual Funds	12,550,005	—	—	12,550,005
Total	$1,939,368,603	$—	$—	$1,939,368,603

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $1,198,746. The fair value of the fund’s investment securities on loan and a related liability of $1,212,183 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the

12

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/19
Long-term capital gains	$152,335,206

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$807,965,519
Gross appreciation	1,133,989,184
Gross depreciation	(2,586,100)
Net unrealized appreciation (depreciation)	$1,131,403,084

As of 12/31/19

Undistributed long-term capital gain	127,590,711
Other temporary differences	398
Net unrealized appreciation (depreciation)	1,127,129,866

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$120,147,549
Service Class	—	32,187,657
Total	$—	$152,335,206

13

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $97,537, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $22,886, which equated to 0.0025% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $1,402.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0142% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $1,795,960. The sales transactions resulted in net realized gains (losses) of $1,157,747.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $21,862, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $294,915,850 and $391,695,256, respectively.

14

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	883,007	$51,277,166	1,217,214	$67,244,090
Service Class	802,979	46,006,273	1,261,274	67,355,720
	1,685,986	$97,283,439	2,478,488	$134,599,810

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,176,755	$118,894,370
Service Class	—	—	615,443	32,187,657
	—	$—	2,792,198	$151,082,027

Shares reacquired
Initial Class	(2,723,948)	$(162,683,919)	(4,773,226)	$(266,754,702)
Service Class	(923,301)	(51,886,455)	(1,169,906)	(62,822,195)
	(3,647,249)	$(214,570,374)	(5,943,132)	$(329,576,897)

Net change
Initial Class	(1,840,941)	$(111,406,753)	(1,379,257)	$(80,616,242)
Service Class	(120,322)	(5,880,182)	706,811	36,721,182
	(1,961,263)	$(117,286,935)	(672,446)	$(43,895,060)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 6%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $4,557 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,494	$165,681,928	$154,357,749	$(186)	$335	$11,337,822

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$87,266	$—

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

15

MFS Growth Series

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

16

MFS Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2020

MFS® Investors Trust Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VGI-SEM

MFS® Investors Trust Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Investors Trust Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	5.5%
Alphabet, Inc., “A”	3.9%
Johnson & Johnson	2.9%
Visa, Inc., “A”	2.5%
Mastercard, Inc., “A”	2.5%
American Tower Corp., REIT	2.4%
Medtronic PLC	2.2%
JPMorgan Chase & Co.	2.2%
Fidelity National Information Services, Inc.	2.1%
Apple, Inc.	2.1%

GICS equity sectors (g)
Information Technology	26.2%
Health Care	18.2%
Communication Services	10.8%
Financials	10.4%
Consumer Discretionary	8.9%
Consumer Staples	8.1%
Industrials	5.9%
Materials	4.1%
Real Estate	3.7%
Energy	2.0%
Utilities	0.6%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Trust Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.79%	$1,000.00	$948.90	$3.83
	Hypothetical (h)	0.79%	$1,000.00	$1,020.93	$3.97
Service Class	Actual	1.04%	$1,000.00	$947.82	$5.04
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Investors Trust Series

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.9%
Aerospace – 1.8%
Honeywell International, Inc.	85,184	$12,316,755

Alcoholic Beverages – 2.3%
Diageo PLC	231,512	$7,692,329
Pernod Ricard S.A.	48,939	7,700,362

		$15,392,691

Apparel Manufacturers – 2.2%
LVMH Moet Hennessy Louis Vuitton SE	19,589	$8,594,215
NIKE, Inc., “B”	64,629	6,336,873

		$14,931,088

Biotechnology – 0.9%
Illumina, Inc. (a)	16,646	$6,164,846

Brokerage & Asset Managers – 3.0%
Blackstone Group, Inc.	93,190	$5,280,145
NASDAQ, Inc.	98,244	11,737,211
TD Ameritrade Holding Corp.	92,759	3,374,572

		$20,391,928

Business Services – 5.2%
Accenture PLC, “A”	53,716	$11,533,900
Amdocs Ltd.	121,184	7,377,682
Cognizant Technology Solutions Corp., “A”	36,764	2,088,930
Fidelity National Information Services, Inc.	109,059	14,623,721

		$35,624,233

Cable TV – 1.9%
Comcast Corp., “A”	328,236	$12,794,639

Chemicals – 0.8%
PPG Industries, Inc.	50,123	$5,316,045

Computer Software – 8.7%
Adobe Systems, Inc. (a)	30,711	$13,368,805
Microsoft Corp.	184,515	37,550,648
Salesforce.com, Inc. (a)	46,732	8,754,306

		$59,673,759

Computer Software – Systems – 2.8%
Apple, Inc.	38,827	$14,164,090
Cisco Systems, Inc.	104,468	4,872,387

		$19,036,477

Construction – 1.4%
Sherwin-Williams Co.	16,789	$9,701,524

Consumer Products – 2.6%
Colgate-Palmolive Co.	111,385	$8,160,065
Estee Lauder Cos., Inc., “A”	17,584	3,317,749
Kimberly-Clark Corp.	43,940	6,210,919

		$17,688,733

Containers – 1.1%
Crown Holdings, Inc. (a)	113,660	$7,402,676

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 3.3%
AMETEK, Inc.	97,569	$8,719,742
Fortive Corp.	122,167	8,265,819
TE Connectivity Ltd.	67,907	5,537,816

		$22,523,377

Electronics – 3.6%
Analog Devices, Inc.	59,127	$7,251,335
Intel Corp.	108,819	6,510,641
Texas Instruments, Inc.	87,468	11,105,812

		$24,867,788

Energy – Independent – 1.0%
ConocoPhillips	111,477	$4,684,264
EOG Resources, Inc.	36,293	1,838,603

		$6,522,867

Food & Beverages – 2.1%
Danone S.A.	110,746	$7,659,485
Mondelez International, Inc.	128,859	6,588,561

		$14,248,046

General Merchandise – 1.3%
Dollar General Corp.	47,818	$9,109,807

Health Maintenance Organizations – 0.8%
Cigna Corp.	30,713	$5,763,294

Insurance – 1.0%
Chubb Ltd.	52,774	$6,682,244

Internet – 7.3%
Alphabet, Inc., “A” (a)	18,698	$26,514,699
Alphabet, Inc., “C” (a)	6,944	9,816,108
Facebook, Inc., “A” (a)	58,624	13,311,751

		$49,642,558

Leisure & Toys – 1.7%
Electronic Arts, Inc. (a)	87,634	$11,572,070

Major Banks – 5.4%
Bank of America Corp.	532,260	$12,641,175
Goldman Sachs Group, Inc.	48,811	9,646,030
JPMorgan Chase & Co.	157,946	14,856,401

		$37,143,606

Medical & Health Technology & Services – 1.6%
ICON PLC (a)	25,152	$4,237,106
PRA Health Sciences, Inc. (a)	70,573	6,866,047

		$11,103,153

Medical Equipment – 7.9%
Becton, Dickinson and Co.	58,457	$13,987,006
Danaher Corp.	64,802	11,458,937
Medtronic PLC	165,761	15,200,284
Thermo Fisher Scientific, Inc.	36,652	13,280,486

		$53,926,713

4

MFS Investors Trust Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Natural Gas – Pipeline – 1.1%
Enterprise Products Partners LP	401,982	$7,304,013

Network & Telecom – 1.4%
Equinix, Inc., REIT	13,189	$9,262,635

Other Banks & Diversified Financials – 6.0%
Mastercard, Inc., “A”	56,808	$16,798,125
Truist Financial Corp.	187,132	7,026,807
Visa, Inc., “A”	88,960	17,184,403

		$41,009,335

Pharmaceuticals – 6.9%
Eli Lilly & Co.	74,093	$12,164,589
Johnson & Johnson	139,308	19,590,884
Merck & Co., Inc.	110,714	8,561,514
Zoetis, Inc.	52,037	7,131,150

		$47,448,137

Railroad & Shipping – 1.4%
Canadian National Railway Co.	106,779	$9,457,416

Restaurants – 0.8%
Starbucks Corp.	73,684	$5,422,406

Retailers – 1.1%
Costco Wholesale Corp.	25,076	$7,603,294

Specialty Chemicals – 0.8%
DuPont de Nemours, Inc.	105,967	$5,630,027

Specialty Stores – 4.6%
Home Depot, Inc.	35,509	$8,895,360
Ross Stores, Inc.	22,423	1,911,336
Target Corp.	77,392	9,281,622
Tractor Supply Co.	83,834	11,048,483

		$31,136,801

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telecommunications – Wireless – 2.4%
American Tower Corp., REIT	62,320	$16,112,213

Trucking – 0.2%
Old Dominion Freight Line, Inc.	8,584	$1,455,761

Utilities – Electric Power – 0.5%
American Electric Power Co., Inc.	47,299	$3,766,892

Total Common Stocks (Identified Cost, $391,478,552)		$675,149,847

INVESTMENT COMPANIES (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $7,754,178)	7,754,019	$7,754,795

OTHER ASSETS, LESS LIABILITIES – 0.0%		160,308

NET ASSETS – 100.0%		$683,064,950

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $7,754,795 and $675,149,847, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value (identified cost, $391,478,552)	$675,149,847
Investments in affiliated issuers, at value (identified cost, $7,754,178)	7,754,795
Cash	38,318
Receivables for
Fund shares sold	481,721
Dividends	499,757
Other assets	1,678
Total assets	$683,926,116

Liabilities
Payables for
Fund shares reacquired	$705,922
Payable to affiliates
Investment adviser	23,905
Administrative services fee	566
Shareholder servicing costs	841
Distribution and/or service fees	5,917
Accrued expenses and other liabilities	124,015
Total liabilities	$861,166
Net assets	$683,064,950

Net assets consist of
Paid-in capital	$367,470,381
Total distributable earnings (loss)	315,594,569
Net assets	$683,064,950
Shares of beneficial interest outstanding	21,869,390

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$240,692,796	7,625,121	$31.57
Service Class	442,372,154	14,244,269	31.06

See Notes to Financial Statements

6

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends	$5,239,741
Dividends from affiliated issuers	55,383
Income on securities loaned	18,137
Other	11,148
Foreign taxes withheld	(15,598)
Total investment income	$5,308,811
Expenses
Management fee	$2,474,539
Distribution and/or service fees	527,763
Shareholder servicing costs	15,282
Administrative services fee	50,280
Independent Trustees’ compensation	7,605
Custodian fee	18,147
Shareholder communications	33,112
Audit and tax fees	28,821
Legal fees	3,008
Miscellaneous	15,380
Total expenses	$3,173,937
Reduction of expenses by investment adviser	(38,974)
Net expenses	$3,134,963
Net investment income (loss)	$2,173,848

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,474,191
Affiliated issuers	(2,492)
Foreign currency	(8,700)
Net realized gain (loss)	$3,462,999
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(40,923,181)
Affiliated issuers	639
Net unrealized gain (loss)	$(40,922,542)
Net realized and unrealized gain (loss)	$(37,459,543)
Change in net assets from operations	$(35,285,695)

See Notes to Financial Statements

7

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$2,173,848	$4,245,875
Net realized gain (loss)	3,462,999	21,650,086
Net unrealized gain (loss)	(40,922,542)	148,081,475
Change in net assets from operations	$(35,285,695)	$173,977,436
Total distributions to shareholders	$—	$(42,277,259)
Change in net assets from fund share transactions	$(281,192)	$29,872,889
Total change in net assets	$(35,566,887)	$161,573,066

Net assets
At beginning of period	718,631,837	557,058,771
At end of period	$683,064,950	$718,631,837

See Notes to Financial Statements

8

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$33.27		$27.05	$30.07	$25.57	$26.58		$30.41

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.25	$0.26	$0.22	$0.23	(c)	$0.21
Net realized and unrealized gain (loss)	(1.82)		8.08	(1.71)	5.62	2.01		(0.42)
Total from investment operations	$(1.70)		$8.33	$(1.45)	$5.84	$2.24		$(0.21)

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.20)	$(0.21)	$(0.24)		$(0.28)
From net realized gain	—		(1.89)	(1.37)	(1.13)	(3.01)		(3.34)
Total distributions declared to shareholders	$—		$(2.11)	$(1.57)	$(1.34)	$(3.25)		$(3.62)
Net asset value, end of period (x)	$31.57		$33.27	$27.05	$30.07	$25.57		$26.58
Total return (%) (k)(r)(s)(x)	(5.11	)(n)	31.58	(5.49)	23.35	8.59	(c)	0.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80	0.80	0.82	0.80	(c)	0.82
Expenses after expense reductions (f)	0.79	(a)	0.79	0.79	0.79	0.79	(c)	0.81
Net investment income (loss)	0.82	(a)	0.80	0.86	0.79	0.89	(c)	0.73
Portfolio turnover	13	(n)	18	16	18	20		17
Net assets at end of period (000 omitted)	$240,693		$265,499	$231,900	$283,237	$270,796		$293,203

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$32.77		$26.68	$29.69	$25.28	$26.30		$30.13

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.17	$0.18	$0.15	$0.16	(c)	$0.14
Net realized and unrealized gain (loss)	(1.80)		7.97	(1.68)	5.55	1.98		(0.42)
Total from investment operations	$(1.71)		$8.14	$(1.50)	$5.70	$2.14		$(0.28)

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.14)	$(0.16)	$(0.15)		$(0.21)
From net realized gain	—		(1.89)	(1.37)	(1.13)	(3.01)		(3.34)
Total distributions declared to shareholders	$—		$(2.05)	$(1.51)	$(1.29)	$(3.16)		$(3.55)
Net asset value, end of period (x)	$31.06		$32.77	$26.68	$29.69	$25.28		$26.30
Total return (%) (k)(r)(s)(x)	(5.22	)(n)	31.25	(5.71)	23.03	8.32	(c)	(0.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.05	1.07	1.04	(c)	1.07
Expenses after expense reductions (f)	1.04	(a)	1.04	1.04	1.04	1.04	(c)	1.06
Net investment income (loss)	0.57	(a)	0.55	0.62	0.55	0.64	(c)	0.47
Portfolio turnover	13	(n)	18	16	18	20		17
Net assets at end of period (000 omitted)	$442,372		$453,132	$325,159	$318,611	$228,741		$193,116

See Notes to Financial Statements

9

MFS Investors Trust Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Investors Trust Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser

11

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$675,149,847	$—	$—	$675,149,847
Mutual Funds	7,754,795	—	—	7,754,795
Total	$682,904,642	$—	$—	$682,904,642

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

12

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$5,420,196
Long-term capital gains	36,857,063
Total distributions	$42,277,259

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$400,085,613
Gross appreciation	295,158,976
Gross depreciation	(12,339,947)
Net unrealized appreciation (depreciation)	$282,819,029

As of 12/31/19

Undistributed ordinary income	4,647,476
Undistributed long-term capital gain	21,127,709
Other temporary differences	1,363,508
Net unrealized appreciation (depreciation)	323,741,571

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$16,490,409
Service Class	—	25,786,850
Total	$—	$42,277,259

13

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $35,592, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $3,382, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $14,551, which equated to 0.0044% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $731.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0152% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $11,148, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $89,829,393 and $83,777,804, respectively.

14

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	220,896	$6,211,772	273,184	$8,234,981
Service Class	1,384,219	40,546,257	2,049,570	63,025,793
	1,605,115	$46,758,029	2,322,754	$71,260,774

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	543,879	$16,490,409
Service Class	—	—	862,725	25,786,850
	—	$—	1,406,604	$42,277,259

Shares reacquired
Initial Class	(576,597)	$(17,744,440)	(1,410,131)	$(44,272,121)
Service Class	(967,278)	(29,294,781)	(1,272,751)	(39,393,023)
	(1,543,875)	$(47,039,221)	(2,682,882)	$(83,665,144)

Net change
Initial Class	(355,701)	$(11,532,668)	(593,068)	$(19,546,731)
Service Class	416,941	11,251,476	1,639,544	49,419,620
	61,240	$(281,192)	1,046,476	$29,872,889

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $1,684 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,859,653	$35,418,694	$39,521,699	$(2,492)	$639	$7,754,795

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$55,383	$—

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

15

MFS Investors Trust Series

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

16

MFS Investors Trust Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2020

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VMG-SEM

MFS® Mid Cap Growth Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Mid Cap Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cadence Design Systems, Inc.	2.8%
Global Payments, Inc.	2.8%
Bright Horizons Family Solutions, Inc.	2.3%
Verisk Analytics, Inc., “A”	2.2%
Autodesk, Inc.	2.2%
MSCI, Inc.	2.2%
Monolithic Power Systems, Inc.	2.2%
PerkinElmer, Inc.	2.2%
SBA Communications Corp., REIT	2.1%
Take-Two Interactive Software, Inc.	2.0%

GICS equity sectors (g)
Information Technology	30.6%
Industrials	18.3%
Health Care	17.5%
Consumer Discretionary	12.5%
Financials	7.3%
Communication Services	5.7%
Real Estate	3.4%
Materials	2.9%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.80%	$1,000.00	$1,061.25	$4.10
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
Service Class	Actual	1.05%	$1,000.00	$1,059.98	$5.38
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.2%
Automotive – 1.6%
Copart, Inc. (a)	72,434	$6,031,579

Biotechnology – 2.4%
Adaptive Biotechnologies Corp. (a)	45,693	$2,210,627
Alnylam Pharmaceuticals, Inc. (a)	14,854	2,200,026
Exelixis, Inc. (a)	68,490	1,625,953
Seattle Genetics, Inc. (a)	18,052	3,067,396

		$9,104,002

Brokerage & Asset Managers – 3.0%
Apollo Global Management, Inc.	45,506	$2,271,660
NASDAQ, Inc.	58,001	6,929,379
Tradeweb Markets, Inc.	36,708	2,134,203

		$11,335,242

Business Services – 17.5%
Clarivate PLC (a)	295,838	$6,606,062
CoStar Group, Inc. (a)	7,730	5,493,479
Equifax, Inc.	21,220	3,647,294
Fidelity National Information Services, Inc.	49,746	6,670,441
Fiserv, Inc. (a)	48,256	4,710,751
Global Payments, Inc.	61,622	10,452,324
IHS Markit Ltd.	95,017	7,173,783
MSCI, Inc.	24,663	8,233,003
Tyler Technologies, Inc. (a)	14,614	5,069,304
Verisk Analytics, Inc., “A”	49,469	8,419,624

		$66,476,065

Cable TV – 0.4%
Altice USA, Inc., “A” (a)	73,483	$1,656,307

Computer Software – 11.7%
Autodesk, Inc. (a)	34,969	$8,364,235
Black Knight, Inc. (a)	67,375	4,888,730
Cadence Design Systems, Inc. (a)	110,943	10,646,090
Coupa Software, Inc. (a)	14,032	3,887,425
DocuSign, Inc. (a)	14,609	2,515,816
Everbridge, Inc. (a)	17,462	2,416,042
Livongo Health, Inc. (a)	15,945	1,198,905
Okta, Inc. (a)	17,317	3,467,383
Paylocity Holding Corp. (a)	12,348	1,801,450
RingCentral, Inc. (a)	9,014	2,569,080
Synopsys, Inc. (a)	13,606	2,653,170

		$44,408,326

Computer Software – Systems – 9.2%
Constellation Software, Inc.	3,538	$3,994,818
Guidewire Software, Inc. (a)	29,836	3,307,321
NICE Systems Ltd., ADR (a)	30,732	5,815,724
ServiceNow, Inc. (a)	16,998	6,885,210
Square, Inc., “A” (a)	28,422	2,982,605
SS&C Technologies Holdings, Inc.	43,372	2,449,650
TransUnion	69,628	6,060,421
Wix.com Ltd. (a)	12,548	3,215,048

		$34,710,797

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 3.0%
AZEK Co. LLC (a)	7,377	$235,031
Lennox International, Inc.	15,373	3,581,755
Pool Corp.	11,105	3,019,117
Vulcan Materials Co.	38,941	4,511,315

		$11,347,218

Consumer Products – 1.0%
Scotts Miracle-Gro Co.	28,926	$3,889,679

Consumer Services – 2.9%
Bright Horizons Family Solutions, Inc. (a)	75,640	$8,865,008
Peloton Interactive, Inc., “A” (a)	34,646	2,001,499

		$10,866,507

Electrical Equipment – 2.7%
AMETEK, Inc.	74,264	$6,636,974
Amphenol Corp., “A”	23,478	2,249,427
Littlefuse, Inc.	8,261	1,409,574

		$10,295,975

Electronics – 3.5%
ASM International N.V.	8,355	$1,291,160
Entegris, Inc.	24,842	1,466,920
MKS Instruments, Inc.	10,101	1,143,837
Monolithic Power Systems, Inc.	34,626	8,206,362
Silicon Laboratories, Inc. (a)	12,862	1,289,673

		$13,397,952

Food & Beverages – 0.7%
Chr. Hansen Holding A.S.	24,651	$2,542,222

Gaming & Lodging – 0.3%
Vail Resorts, Inc.	5,586	$1,017,490

General Merchandise – 0.5%
Dollar Tree, Inc. (a)	13,359	$1,238,112
Five Below, Inc. (a)	4,846	518,086

		$1,756,198

Insurance – 1.7%
Arthur J. Gallagher & Co.	67,652	$6,595,393

Internet – 2.5%
DraftKings, Inc. (a)	17,907	$595,587
IAC/InterActiveCorp (a)	16,420	5,310,228
Match Group, Inc. (a)(l)	33,190	3,552,989

		$9,458,804

Leisure & Toys – 2.7%
Electronic Arts, Inc. (a)	18,481	$2,440,416
Take-Two Interactive Software, Inc. (a)	54,891	7,661,137

		$10,101,553

Machinery & Tools – 1.9%
IDEX Corp.	4,663	$736,941
Roper Technologies, Inc.	16,259	6,312,719

		$7,049,660

4

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – 3.7%
Charles River Laboratories International, Inc. (a)	19,196	$3,346,823
Guardant Health, Inc. (a)	20,234	1,641,584
ICON PLC (a)	29,887	5,034,764
IDEXX Laboratories, Inc. (a)	7,266	2,398,943
PRA Health Sciences, Inc. (a)	7,553	734,831
Quest Diagnostics, Inc.	6,490	739,600

		$13,896,545

Medical Equipment – 11.0%
Agilent Technologies, Inc.	23,235	$2,053,277
Align Technology, Inc. (a)	2,710	743,732
Bio-Techne Corp.	20,811	5,495,561
Cooper Cos., Inc.	6,558	1,860,111
DexCom, Inc. (a)	10,901	4,419,266
Masimo Corp. (a)	29,605	6,749,644
Mettler-Toledo International, Inc. (a)	2,136	1,720,655
PerkinElmer, Inc.	83,134	8,154,614
STERIS PLC	47,896	7,349,162
West Pharmaceutical Services, Inc.	14,558	3,307,141

		$41,853,163

Network & Telecom – 1.0%
CoreSite Realty Corp.	29,875	$3,616,668

Other Banks & Diversified Financials – 0.4%
First Republic Bank	15,132	$1,603,841

Printing & Publishing – 1.6%
Warner Music Group Corp. (a)	37,658	$1,110,911
Wolters Kluwer N.V.	65,399	5,108,034

		$6,218,945

Railroad & Shipping – 0.9%
Kansas City Southern Co.	21,886	$3,267,361

Real Estate – 0.3%
Extra Space Storage, Inc., REIT	13,954	$1,288,931

Restaurants – 3.1%
Chipotle Mexican Grill, Inc., “A” (a)	5,677	$5,974,247
Domino’s Pizza, Inc.	8,413	3,108,099
Dunkin Brands Group, Inc.	38,239	2,494,330

		$11,576,676

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 4.9%
Burlington Stores, Inc. (a)	17,778	$3,501,022
Chewy, Inc., “A” (a)	42,825	1,913,849
Lululemon Athletica, Inc. (a)	17,590	5,488,256
O’Reilly Automotive, Inc. (a)	8,925	3,763,405
Tractor Supply Co.	29,089	3,833,639

		$18,500,171

Telecommunications – Wireless – 2.1%
SBA Communications Corp., REIT	27,194	$8,101,636

Total Common Stocks (Identified Cost, $190,792,434)		$371,964,906

INVESTMENT COMPANIES (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $7,789,668)	7,788,890	$7,789,668

COLLATERAL FOR SECURITIES LOANED – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13% (j) (Identified Cost, $1,562,805)	1,562,805	$1,562,805

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(2,549,204)

NET ASSETS – 100.0%		$378,768,175

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $7,789,668 and $373,527,711, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan. See Note 2 for additional information.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value, including $1,545,481 of securities on loan (identified cost, $192,355,239)	$373,527,711
Investments in affiliated issuers, at value (identified cost, $7,789,668)	7,789,668
Cash	352,097
Receivables for
Investments sold	4,535,757
Fund shares sold	160,783
Interest and dividends	155,486
Other assets	1,028
Total assets	$386,522,530

Liabilities
Payables for
Investments purchased	$4,868,044
Fund shares reacquired	1,234,019
Collateral for securities loaned, at value	1,562,805
Payable to affiliates
Investment adviser	14,994
Administrative services fee	340
Shareholder servicing costs	434
Distribution and/or service fees	1,403
Accrued expenses and other liabilities	72,316
Total liabilities	$7,754,355
Net assets	$378,768,175

Net assets consist of
Paid-in capital	$134,283,938
Total distributable earnings (loss)	244,484,237
Net assets	$378,768,175
Shares of beneficial interest outstanding	36,703,812

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$274,574,284	25,985,377	$10.57
Service Class	104,193,891	10,718,435	9.72

See Notes to Financial Statements

6

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends	$1,052,391
Income on securities loaned	69,235
Dividends from affiliated issuers	23,328
Other	6,482
Foreign taxes withheld	(10,151)
Total investment income	$1,141,285
Expenses
Management fee	$1,382,594
Distribution and/or service fees	123,182
Shareholder servicing costs	7,843
Administrative services fee	30,422
Independent Trustees’ compensation	4,505
Custodian fee	10,779
Shareholder communications	12,246
Audit and tax fees	29,409
Legal fees	1,754
Miscellaneous	13,530
Total expenses	$1,616,264
Reduction of expenses by investment adviser	(19,876)
Net expenses	$1,596,388
Net investment income (loss)	$(455,103)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$34,482,841
Affiliated issuers	(1,433)
Foreign currency	8,004
Net realized gain (loss)	$34,489,412
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(10,032,664)
Affiliated issuers	55
Translation of assets and liabilities in foreign currencies	(161)
Net unrealized gain (loss)	$(10,032,770)
Net realized and unrealized gain (loss)	$24,456,642
Change in net assets from operations	$24,001,539

See Notes to Financial Statements

7

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$(455,103)	$(496,978)
Net realized gain (loss)	34,489,412	30,021,306
Net unrealized gain (loss)	(10,032,770)	91,391,474
Change in net assets from operations	$24,001,539	$120,915,802
Total distributions to shareholders	$—	$(49,459,422)
Change in net assets from fund share transactions	$(39,250,039)	$(11,612,994)
Total change in net assets	$(15,248,500)	$59,843,386

Net assets
At beginning of period	394,016,675	334,173,289
At end of period	$378,768,175	$394,016,675

See Notes to Financial Statements

8

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$9.96		$8.23	$9.51	$7.96	$8.21		$8.76

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.01)	$(0.02)	$(0.01)	$0.01	(c)	$(0.03)
Net realized and unrealized gain (loss)	0.62		3.10	0.39	2.11	0.41		0.39
Total from investment operations	$0.61		$3.09	$0.37	$2.10	$0.42		$0.36

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.01)	$—		$—
From net realized gain	—		(1.36)	(1.65)	(0.54)	(0.67)		(0.91)
Total distributions declared to shareholders	$—		$(1.36)	$(1.65)	$(0.55)	$(0.67)		$(0.91)
Net asset value, end of period (x)	$10.57		$9.96	$8.23	$9.51	$7.96		$8.21
Total return (%) (k)(r)(s)(x)	6.12	(n)	38.66	1.24	27.00	4.91	(c)	4.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.81	0.81	0.75	(c)	0.81
Expenses after expense reductions (f)	0.80	(a)	0.80	0.80	0.80	0.74	(c)	0.80
Net investment income (loss)	(0.18	)(a)	(0.07)	(0.18)	(0.15)	0.15	(c)	(0.33)
Portfolio turnover	21	(n)	17	21	32	37		37
Net assets at end of period (000 omitted)	$274,574		$290,512	$247,614	$297,463	$294,226		$324,754

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$9.17		$7.68	$8.99	$7.56	$7.85		$8.43

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03)	$(0.04)	$(0.03)	$(0.01	)(c)	$(0.05)
Net realized and unrealized gain (loss)	0.57		2.88	0.38	2.00	0.39		0.38
Total from investment operations	$0.55		$2.85	$0.34	$1.97	$0.38		$0.33

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—		$—
From net realized gain	—		(1.36)	(1.65)	(0.54)	(0.67)		(0.91)
Total distributions declared to shareholders	$—		$(1.36)	$(1.65)	$(0.54)	$(0.67)		$(0.91)
Net asset value, end of period (x)	$9.72		$9.17	$7.68	$8.99	$7.56		$7.85
Total return (%) (k)(r)(s)(x)	6.00	(n)	38.28	0.95	26.68	4.62	(c)	4.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.06	1.06	1.06	0.99	(c)	1.06
Expenses after expense reductions (f)	1.05	(a)	1.05	1.05	1.05	0.99	(c)	1.05
Net investment income (loss)	(0.43	)(a)	(0.32)	(0.43)	(0.40)	(0.08	)(c)	(0.57)
Portfolio turnover	21	(n)	17	21	32	37		37
Net assets at end of period (000 omitted)	$104,194		$103,504	$86,560	$100,052	$87,529		$87,008

See Notes to Financial Statements

9

MFS Mid Cap Growth Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Mid Cap Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities

11

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$371,964,906	$—	$—	$371,964,906
Mutual Funds	9,352,473	—	—	9,352,473
Total	$381,317,379	$—	$—	$381,317,379

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $1,545,481. The fair value of the fund’s investment securities on loan and a related liability of $1,562,805 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$3,440,170
Long-term capital gains	46,019,252
Total distributions	$49,459,422

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$200,374,250
Gross appreciation	181,673,162
Gross depreciation	(730,033)
Net unrealized appreciation (depreciation)	$180,943,129

As of 12/31/19

Undistributed ordinary income	1,546,390
Undistributed long-term capital gain	27,924,556
Other temporary differences	542
Net unrealized appreciation (depreciation)	191,011,210

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$35,977,779
Service Class	—	13,481,643
Total	$—	$49,459,422

13

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $19,876, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $7,386, which equated to 0.0040% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $457.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0165% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $137,089 and $133,308, respectively. The sales transactions resulted in net realized gains (losses) of $57,818.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $6,482, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $75,956,330 and $120,013,136, respectively.

14

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,557,010	$13,663,691	2,461,006	$24,284,094
Service Class	1,501,880	13,076,866	2,054,824	18,713,982
	3,058,890	$26,740,557	4,515,830	$42,998,076

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,800,896	$35,576,388
Service Class	—	—	1,562,183	13,481,643
	—	$—	5,363,079	$49,058,031

Shares reacquired
Initial Class	(4,753,277)	$(47,207,694)	(7,169,474)	$(70,824,035)
Service Class	(2,070,830)	(18,782,902)	(3,599,134)	(32,845,066)
	(6,824,107)	$(65,990,596)	(10,768,608)	$(103,669,101)

Net change
Initial Class	(3,196,267)	$(33,544,003)	(907,572)	$(10,963,553)
Service Class	(568,950)	(5,706,036)	17,873	(649,441)
	(3,765,217)	$(39,250,039)	(889,699)	$(11,612,994)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 25%, 8%, and 4%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $970 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,090,550	$56,653,918	$50,953,422	$(1,433)	$55	$7,789,668

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$23,328	$—

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

15

MFS Mid Cap Growth Series

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

16

MFS Mid Cap Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report
June 30, 2020
MFS®  New Discovery Series
MFS® Variable Insurance Trust
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
VND-SEM

MFS® New Discovery Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS New Discovery Series
Portfolio Composition
Portfolio structure
Top ten holdings
QTS Realty Trust, Inc., REIT, “A”	2.3%
Rapid7, Inc.	2.1%
PRA Health Sciences, Inc.	1.9%
Box, Inc., “A”	1.7%
Pagerduty, Inc.	1.7%
Ping Identity Holding Corp.	1.6%
STAG Industrial, Inc., REIT	1.6%
Generac Holdings, Inc.	1.6%
Everbridge, Inc.	1.6%
WNS (Holdings) Ltd., ADR	1.6%

GICS equity sectors (g)
Health Care	27.9%
Information Technology	27.0%
Industrials	12.3%
Consumer Discretionary	8.0%
Real Estate	7.3%
Financials	6.0%
Materials	5.3%
Communication Services	1.6%
Consumer Staples	1.6%
Energy	0.2%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

MFS New Discovery Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.94%	$1,000.00	$1,051.78	$4.80
	Hypothetical (h)	0.94%	$1,000.00	$1,020.19	$4.72
Service Class	Actual	1.19%	$1,000.00	$1,051.05	$6.07
	Hypothetical (h)	1.19%	$1,000.00	$1,018.95	$5.97
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.87%, $4.44, and $4.37 for Initial Class and 1.12%, $5.71, and $5.62 for Service Class, respectively. For further information about the fund's fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
3

MFS New Discovery Series
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Aerospace – 2.7%
CACI International, Inc., “A” (a)	57,045	$ 12,371,920
Kratos Defense & Security Solutions, Inc. (a)	570,029	8,909,553
		$21,281,473
Apparel Manufacturers – 1.7%
Levi Strauss & Co., “A” (l)	219,254	$ 2,938,003
Skechers USA, Inc., “A” (a)	345,702	10,848,129
		$13,786,132
Automotive – 0.8%
Hella KGaA Hueck & Co.	70,708	$ 2,891,631
Visteon Corp. (a)	47,746	3,270,601
		$6,162,232
Biotechnology – 6.1%
10x Genomics, Inc., “A” (a)	36,572	$ 3,266,245
Adaptive Biotechnologies Corp. (a)	176,985	8,562,534
Aimmune Therapeutics, Inc. (a)(l)	103,319	1,726,460
Amicus Therapeutics, Inc. (a)	524,463	7,908,902
BioXcel Therapeutics, Inc. (a)	80,999	4,293,757
Immunomedics, Inc. (a)	130,511	4,625,310
Morphosys AG, ADR (a)	152,961	4,844,275
Neurocrine Biosciences, Inc. (a)	31,013	3,783,586
Tricida, Inc. (a)	103,006	2,830,605
Twist Bioscience Corp. (a)	140,422	6,361,117
		$48,202,791
Brokerage & Asset Managers – 3.0%
Hamilton Lane, Inc., “A”	142,744	$ 9,616,663
TMX Group Ltd.	93,579	9,252,437
WisdomTree Investments, Inc.	1,437,931	4,989,621
		$23,858,721
Business Services – 6.4%
Clarivate PLC (a)	248,496	$ 5,548,916
EVO Payments, Inc., “A” (a)	272,247	6,215,399
ExlService Holdings, Inc. (a)	155,406	9,852,740
Proofpoint, Inc. (a)	65,697	7,300,251
TriNet Group, Inc. (a)	152,685	9,304,624
WNS (Holdings) Ltd., ADR (a)	230,102	12,651,008
		$50,872,938
Chemicals – 1.2%
Ingevity Corp. (a)	187,670	$ 9,865,812
Computer Software – 13.4%
8x8, Inc. (a)	671,159	$ 10,738,544
Altair Engineering, Inc., “A” (a)	167,301	6,650,215
Avalara, Inc. (a)	87,708	11,673,058
Everbridge, Inc. (a)	92,204	12,757,345
Health Catalyst, Inc. (a)	221,466	6,460,163
Livongo Health, Inc. (a)	157,781	11,863,553
Pagerduty, Inc. (a)	465,810	13,331,482
Paylocity Holding Corp. (a)	55,971	8,165,609
Ping Identity Holding Corp. (a)	402,394	12,912,824
Schrodinger, Inc. (a)	43,754	4,006,554
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Zendesk, Inc. (a)	90,461	$ 8,008,512
		$ 106,567,859
Computer Software - Systems – 7.3%
Box, Inc., “A” (a)	648,359	$ 13,459,933
Five9, Inc. (a)	60,527	6,698,523
Q2 Holdings, Inc. (a)	143,001	12,268,056
Rapid7, Inc. (a)	319,033	16,277,063
RealPage, Inc. (a)	144,513	9,394,790
		$58,098,365
Construction – 3.7%
AZEK Co. LLC (a)	264,051	$ 8,412,665
Summit Materials, Inc., “A” (a)	769,974	12,381,182
Trex Co., Inc. (a)	63,340	8,238,634
		$29,032,481
Consumer Services – 2.6%
Boyd Group Services, Inc.	43,386	$ 6,457,726
Bright Horizons Family Solutions, Inc. (a)	45,950	5,385,340
MakeMyTrip Ltd. (a)	254,034	3,891,801
Planet Fitness, Inc. (a)	87,117	5,276,677
		$21,011,544
Containers – 1.4%
Gerresheimer AG	119,144	$ 10,989,761
Electrical Equipment – 3.5%
Generac Holdings, Inc. (a)	105,732	$ 12,891,903
Littlefuse, Inc.	49,595	8,462,395
Sensata Technologies Holding PLC (a)	182,979	6,812,308
		$28,166,606
Electronics – 1.9%
Brooks Automation, Inc.	91,609	$ 4,052,782
Monolithic Power Systems, Inc.	20,982	4,972,734
Silicon Laboratories, Inc. (a)	59,531	5,969,174
		$14,994,690
Entertainment – 1.6%
CTS Eventim AG (a)	119,485	$ 4,966,930
Manchester United PLC, “A”	509,849	8,070,909
		$13,037,839
Food & Drug Stores – 1.6%
Grocery Outlet Holding Corp. (a)	302,768	$ 12,352,934
General Merchandise – 1.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	103,126	$ 10,070,254
Insurance – 0.9%
Selectquote, Inc. (a)	277,104	$ 7,019,044
Internet – 0.6%
DraftKings, Inc. (a)	143,985	$ 4,788,941

4

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.4%
Malibu Boats, Inc., “A” (a)	132,569	$ 6,886,959
Thule Group AB	154,664	3,903,863
		$10,790,822
Machinery & Tools – 0.6%
Ritchie Bros. Auctioneers, Inc.	108,101	$ 4,415,926
Medical & Health Technology & Services – 5.4%
Charles River Laboratories International, Inc. (a)	51,822	$ 9,035,166
Guardant Health, Inc. (a)	68,870	5,587,423
HealthEquity, Inc. (a)	55,260	3,242,104
ICON PLC (a)	40,415	6,808,311
PRA Health Sciences, Inc. (a)	151,552	14,744,494
Teladoc Health, Inc. (a)	19,989	3,814,701
		$43,232,199
Medical Equipment – 8.6%
Bio-Techne Corp.	21,169	$ 5,590,098
Inari Medical, Inc. (a)	17,593	852,205
Inspire Medical Systems, Inc. (a)	33,842	2,944,931
iRhythm Technologies, Inc. (a)	53,690	6,222,134
Masimo Corp. (a)	17,349	3,955,398
Merit Medical Systems, Inc. (a)	174,138	7,949,400
Nevro Corp. (a)	38,199	4,563,635
OptiNose, Inc. (a)(l)	425,117	3,162,870
OrthoPediatrics Corp. (a)	154,614	6,765,909
PerkinElmer, Inc.	56,856	5,577,005
Quidel Corp. (a)	47,757	10,685,151
Silk Road Medical, Inc. (a)	125,303	5,248,943
STERIS PLC	32,355	4,964,551
		$68,482,230
Network & Telecom – 3.8%
CoreSite Realty Corp.	98,947	$ 11,978,524
QTS Realty Trust, Inc., REIT, “A”	280,914	18,003,778
		$29,982,302
Other Banks & Diversified Financials – 2.1%
Bank OZK	107,530	$ 2,523,729
Prosperity Bancshares, Inc.	101,586	6,032,177
Signature Bank	29,915	3,198,512
Wintrust Financial Corp.	114,925	5,013,028
		$16,767,446
Pharmaceuticals – 2.8%
BridgeBio Pharma, Inc. (a)(l)	115,899	$ 3,779,466
Collegium Pharmaceutical, Inc. (a)	159,231	2,786,543
GW Pharmaceuticals PLC, ADR (a)(l)	45,923	5,635,671
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Orchard RX Ltd., ADR (a)	140,835	$ 845,010
Principia Biopharma, Inc. (a)	53,128	3,176,523
SpringWorks Therapeutics, Inc. (a)	135,387	5,686,254
		$21,909,467
Pollution Control – 1.2%
Casella Waste Systems, Inc., “A” (a)	180,076	$ 9,385,561
Railroad & Shipping – 0.2%
StealthGas, Inc. (a)	503,074	$ 1,398,546
Real Estate – 3.5%
Big Yellow Group PLC, REIT	548,972	$ 6,829,524
Industrial Logistics Properties Trust, REIT	397,181	8,162,070
STAG Industrial, Inc., REIT	440,370	12,911,648
		$27,903,242
Specialty Chemicals – 2.5%
Axalta Coating Systems Ltd. (a)	424,851	$ 9,580,390
Ferro Corp. (a)	458,771	5,477,726
RPM International, Inc.	64,285	4,825,232
		$19,883,348
Specialty Stores – 0.4%
Vroom, Inc. (a)	67,448	$ 3,516,739
Trucking – 3.0%
Cryoport, Inc. (a)	200,938	$ 6,078,374
Knight-Swift Transportation Holdings, Inc.	191,925	8,005,192
Schneider National, Inc.	387,719	9,565,028
		$23,648,594
Total Common Stocks (Identified Cost, $560,367,690)		$771,476,839
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $22,634,992)	22,632,775	$ 22,635,038
Collateral for Securities Loaned – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13% (j) (Identified Cost, $3,419,519)	3,419,519	$ 3,419,519
Other Assets, Less Liabilities – (0.5)%		(4,052,898)
Net Assets – 100.0%		$793,478,498

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,635,038 and $774,896,358, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
5

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS New Discovery Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value, including $5,430,473 of securities on loan (identified cost, $563,787,209)	$774,896,358
Investments in affiliated issuers, at value (identified cost, $22,634,992)	22,635,038
Receivables for
Investments sold	5,891,541
Fund shares sold	176,980
Interest and dividends	629,448
Other assets	1,733
Total assets	$804,231,098
Liabilities
Payables for
Investments purchased	$4,188,952
Fund shares reacquired	2,954,671
Collateral for securities loaned, at value (c)	3,419,519
Payable to affiliates
Investment adviser	28,834
Administrative services fee	648
Shareholder servicing costs	1,556
Distribution and/or service fees	6,092
Accrued expenses and other liabilities	152,328
Total liabilities	$10,752,600
Net assets	$793,478,498
Net assets consist of
Paid-in capital	$485,631,593
Total distributable earnings (loss)	307,846,905
Net assets	$793,478,498
Shares of beneficial interest outstanding	39,907,032
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$337,715,258	15,836,284	$21.33
Service Class	455,763,240	24,070,748	18.93
(c)	Non-cash collateral is not included.
See Notes to Financial Statements
7

MFS New Discovery Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Dividends	$2,344,610
Income on securities loaned	117,189
Dividends from affiliated issuers	66,136
Other	27,034
Foreign taxes withheld	(68,726)
Total investment income	$2,486,243
Expenses
Management fee	$3,298,987
Distribution and/or service fees	526,697
Shareholder servicing costs	16,875
Administrative services fee	55,214
Independent Trustees' compensation	7,663
Custodian fee	20,355
Shareholder communications	54,157
Audit and tax fees	29,791
Legal fees	3,439
Miscellaneous	15,833
Total expenses	$4,029,011
Reduction of expenses by investment adviser	(55,135)
Net expenses	$3,973,876
Net investment income (loss)	$(1,487,633)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$20,950,453
Affiliated issuers	(1,830)
Foreign currency	1,989
Net realized gain (loss)	$20,950,612
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$19,790,274
Affiliated issuers	(23)
Translation of assets and liabilities in foreign currencies	(1,204)
Net unrealized gain (loss)	$19,789,047
Net realized and unrealized gain (loss)	$40,739,659
Change in net assets from operations	$39,252,026
See Notes to Financial Statements
8

MFS New Discovery Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$(1,487,633)	$(3,520,316)
Net realized gain (loss)	20,950,612	82,971,956
Net unrealized gain (loss)	19,789,047	172,414,321
Change in net assets from operations	$39,252,026	$251,865,961
Total distributions to shareholders	$—	$(140,125,461)
Change in net assets from fund share transactions	$(61,298,874)	$72,834,089
Total change in net assets	$(22,046,848)	$184,574,589
Net assets
At beginning of period	815,525,346	630,950,757
At end of period	$793,478,498	$815,525,346
See Notes to Financial Statements
9

MFS New Discovery Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$20.28	$17.46	$20.10	$16.18	$15.49	$16.32
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.07)	$(0.09)	$(0.07)	$0.00(c)(w)	$(0.08)
Net realized and unrealized gain (loss)	1.07	6.89	0.35	4.34	1.40	(0.22)
Total from investment operations	$1.05	$6.82	$0.26	$4.27	$1.40	$(0.30)
Less distributions declared to shareholders
From net realized gain	$—	$(4.00)	$(2.90)	$(0.35)	$(0.71)	$(0.53)
Net asset value, end of period (x)	$21.33	$20.28	$17.46	$20.10	$16.18	$15.49
Total return (%) (k)(r)(s)(x)	5.18(n)	41.70	(1.48)	26.65	9.05(c)	(1.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.95	0.96	0.97	0.94(c)	0.96
Expenses after expense reductions (f)	0.94(a)	0.94	0.94	0.94	0.92(c)	0.94
Net investment income (loss)	(0.26)(a)	(0.33)	(0.43)	(0.37)	0.02(c)	(0.48)
Portfolio turnover	40(n)	54	71	58	63	60
Net assets at end of period (000 omitted)	$337,715	$343,133	$272,039	$316,949	$292,368	$312,151
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$18.02	$15.91	$18.57	$15.01	$14.45	$15.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.11)	$(0.13)	$(0.10)	$(0.03)(c)	$(0.11)
Net realized and unrealized gain (loss)	0.95	6.22	0.37	4.01	1.30	(0.21)
Total from investment operations	$0.91	$6.11	$0.24	$3.91	$1.27	$(0.32)
Less distributions declared to shareholders
From net realized gain	$—	$(4.00)	$(2.90)	$(0.35)	$(0.71)	$(0.53)
Net asset value, end of period (x)	$18.93	$18.02	$15.91	$18.57	$15.01	$14.45
Total return (%) (k)(r)(s)(x)	5.05(n)	41.27	(1.72)	26.33	8.80(c)	(2.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21(a)	1.20	1.21	1.22	1.19(c)	1.21
Expenses after expense reductions (f)	1.19(a)	1.19	1.19	1.19	1.17(c)	1.19
Net investment income (loss)	(0.51)(a)	(0.58)	(0.68)	(0.62)	(0.23)(c)	(0.73)
Portfolio turnover	40(n)	54	71	58	63	60
Net assets at end of period (000 omitted)	$455,763	$472,393	$358,912	$432,897	$380,884	$388,966

See Notes to Financial Statements
10

MFS New Discovery Series
Financial Highlights - continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS New Discovery Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading
12

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$771,476,839	$—	$—	$771,476,839
Mutual Funds	26,054,557	—	—	26,054,557
Total	$797,531,396	$—	$—	$797,531,396
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $5,430,473. The fair value of the fund's investment securities on loan and a related liability of $3,419,519 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $2,052,296 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
13

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$47,170,114
Long-term capital gains	92,955,347
Total distributions	$140,125,461
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/20
Cost of investments	$590,831,853
Gross appreciation	235,184,359
Gross depreciation	(28,484,816)
Net unrealized appreciation (depreciation)	$206,699,543
As of 12/31/19
Undistributed ordinary income	24,422,627
Undistributed long-term capital gain	56,870,869
Other temporary differences	1,523
Net unrealized appreciation (depreciation)	187,299,860
14

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$57,060,289
Service Class	—	83,065,172
Total	$—	$140,125,461
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $39,513, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.94% of average daily net assets for the Initial Class shares and 1.19% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2020. For the six months ended June 30, 2020, this reduction amounted to $15,622, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2020, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.87% of average daily net assets for the Initial Class shares and 1.12% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $15,387, which equated to 0.0042% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $1,488.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0151% of the fund's average daily net assets.
15

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $539,353. The sales transactions resulted in net realized gains (losses) of $(28,615).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $27,034, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $292,144,535 and $357,064,045, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,049,270	$18,176,400	1,458,759	$29,581,160
Service Class	1,829,596	29,034,543	3,433,407	62,530,706
	2,878,866	$47,210,943	4,892,166	$92,111,866
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,140,358	$57,060,289
Service Class	—	—	5,140,172	83,065,172
	—	$—	8,280,530	$140,125,461
Shares reacquired
Initial Class	(2,136,031)	$(41,130,636)	(3,255,470)	$(67,473,742)
Service Class	(3,966,577)	(67,379,181)	(4,923,843)	(91,929,496)
	(6,102,608)	$(108,509,817)	(8,179,313)	$(159,403,238)
Net change
Initial Class	(1,086,761)	$(22,954,236)	1,343,647	$19,167,707
Service Class	(2,136,981)	(38,344,638)	3,649,736	53,666,382
	(3,223,742)	$(61,298,874)	4,993,383	$72,834,089
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio was the owner of record of approximately 3% of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
16

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $1,834 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$20,765,476	$159,958,453	$158,087,038	$(1,830)	$(23)	$22,635,038
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$66,136	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
17

MFS New Discovery Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS New Discovery Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2020
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
VFB-SEM

MFS® Total Return Bond Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Bond Series
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Total Return Bond Series
Portfolio Composition
Portfolio structure reflecting equivalent exposure of derivative positions (i)
Fixed income sectors (i)
Investment Grade Corporates	44.5%
Mortgage-Backed Securities	20.8%
Commercial Mortgage-Backed Securities	10.9%
Collateralized Debt Obligations	8.6%
High Yield Corporates	7.8%
U.S. Treasury Securities	3.6%
Municipal Bonds	3.3%
Asset-Backed Securities	2.7%
U.S. Government Agencies	1.7%
Emerging Markets Bonds	0.9%
Residential Mortgage-Backed Securities	0.6%
Non-U.S. Government Bonds	0.2%
Composition including fixed income credit quality (a)(i)
AAA	12.4%
AA	6.4%
A	15.5%
BBB	31.5%
BB	6.0%
B	1.1%
CCC	0.1%
D (o)	0.0%
Federal Agencies	22.4%
Not Rated	10.2%
Cash & Cash Equivalents	(0.4)%
Other	(5.2)%
Portfolio facts (i)
Average Duration (d)	6.1
Average Effective Maturity (m)	8.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.

MFS Total Return Bond Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.53%	$1,000.00	$1,041.54	$2.69
	Hypothetical (h)	0.53%	$1,000.00	$1,022.23	$2.66
Service Class	Actual	0.78%	$1,000.00	$1,040.03	$3.96
	Hypothetical (h)	0.78%	$1,000.00	$1,020.98	$3.92
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MFS Total Return Bond Series
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.8%
Aerospace – 1.1%
Boeing Co., 5.805%, 5/01/2050	$7,000,000	$ 8,266,899
Raytheon Technologies Corp., 4.125%, 11/16/2028	2,100,000	2,473,556
Raytheon Technologies Corp., 4.05%, 5/04/2047	3,608,000	4,311,688
TransDigm, Inc., 6.5%, 7/15/2024	5,985,000	5,714,418
		$20,766,561
Asset-Backed & Securitized – 22.7%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 2.709% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$5,554,267	$ 5,343,399
ALM Loan Funding, CLO, 2015-16A, “AAR2”, FLR, 2.118% (LIBOR - 3mo. + 0.90%), 7/15/2027 (n)	1,727,405	1,709,506
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.334% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	7,720,000	7,576,232
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.684% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	6,995,000	6,243,226
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.234% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	3,529,000	3,300,892
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.215% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	1,230,000	1,179,263
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.745% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	2,569,500	2,332,775
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.095% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	2,242,500	1,984,817
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.845% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,849,000	1,621,120
Atrium XII Corp., 2012-A, “B1R”, FLR, 2.447% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,123,713
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 1.784% (LIBOR - 1mo. + 1.6%), 8/15/2032 (z)	2,312,000	2,292,375
Bancorp Commercial Mortgage Trust, 2018-CRE3, “A”, FLR, 1.034% (LIBOR - 1mo. + 0.85%), 1/15/2033 (n)	520,986	496,144
Bancorp Commercial Mortgage Trust, 2018-CRE3, “AS”, FLR, 1.434% (LIBOR - 1mo. + 1.25%), 1/15/2033 (n)	3,929,321	3,703,427
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.884% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	1,668,091	1,489,108
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.284% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	$2,255,000	$ 2,121,015
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 1.434% (LIBOR - 1mo. + 1.25%), 9/15/2035 (n)	2,030,000	1,868,360
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.284% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,465,000	1,301,144
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.184% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	3,810,169	3,672,050
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.534% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,394,437	1,264,832
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.734% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	8,289,572	7,754,846
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.484% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	545,000	490,703
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	3,052,887
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	102,137	10
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.784% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	55,592	55,951
BDS Ltd., 2018-FL2, “A”, FLR, 1.143% (LIBOR - 1mo. + 0.95%), 8/15/2035 (n)	2,208,953	2,175,818
BDS Ltd., 2019-FL4, “A”, FLR, 1.294% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	5,165,000	5,016,925
Bear Stearns Cos., Inc., “A2”, FLR, 0.634% (LIBOR - 1mo. + 0.45%), 12/25/2042	354,401	346,506
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.184% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,295,000	2,776,001
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	4,769,393	4,793,513
BXMT Ltd., 2020-FL2, “B”, FLR, 1.593% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	1,731,000	1,631,110
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	6,869,060

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	$2,409,054	$ 2,343,810
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (n)	2,162,930	2,177,842
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	2,788,702	2,849,788
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,382,363
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,976,854
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	790,000	880,311
CLNC Ltd., 2019-FL1, “B”, FLR, 2.093% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	1,850,000	1,727,519
CLNC Ltd., 2019-FL1, “C”, FLR, 2.593% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	3,006,500	2,588,312
Commercial Mortgage Trust, 2012-CR2, “A4”, 3.147%, 8/15/2045	3,950,000	4,061,047
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,990,204
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,180,077
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023 (n)	2,302,000	2,324,428
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,913,529
Cutwater Ltd., 2014-1A, “BR”, FLR, 3.618% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	3,135,000	3,023,388
Cutwater Ltd., 2015-1A, “BR”, FLR, 3.018% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	10,770,000	10,394,332
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	3,392,000	3,440,869
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 1.343% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	2,090,000	2,004,282
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.893% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	2,753,500	2,468,072
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,905,000	1,922,737
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 2.618% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	10,675,817	10,395,432
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.118% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,970,000	1,901,752
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.54% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	6,199,500	6,139,222
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 1.182% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)	5,074,315	4,989,498
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 1.792% (LIBOR - 3mo. + 1.4%), 11/15/2026 (n)	$2,878,803	$ 2,785,887
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	1,955,438	1,977,504
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	3,932,000	3,928,254
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.304% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	5,172,500	5,081,981
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.093% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	1,230,640	1,219,973
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	8,544,964
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	10,169,944	11,213,891
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 2.835% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	6,545,000	5,943,593
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 1.634% (LIBOR - 1mo. + 1.45%), 8/15/2028 (n)	875,000	830,684
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 1.834% (LIBOR - 1mo. + 1.65%), 8/15/2028 (n)	1,800,000	1,681,055
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 2.534% (LIBOR - 1mo. + 2.35%), 8/15/2028 (n)	595,000	571,200
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 0.893% (LIBOR - 1mo. + 0.7%), 3/17/2037 (n)	9,090,410	8,925,288
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.043% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,253,981	1,238,518
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	13,043,326
JPMorgan Chase Commercial Mortgage Securities Corp., 5.962%, 7/15/2042 (n)	30,688	19,998
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	7,520,623	8,376,407
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	92,601	94,531
JPMorgan Mortgage Trust, “A1”, 3.314%, 10/25/2033	102,270	100,165
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.193% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	5,197,500	4,937,625
Lehman Brothers Commercial Conduit Mortgage Trust, 1.111%, 2/18/2030 (i)	2,554	0

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.684% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	$8,900,000	$ 8,717,980
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.734% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,193,194
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.134% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	2,041,000	1,821,653
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 1.784% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	2,082,000	1,941,780
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.634% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,121,500	923,068
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.554% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,618,000	1,540,957
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.118% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	2,978,780	2,881,425
Merrill Lynch Mortgage Investors, Inc., “A”, 3.235%, 5/25/2036	164,573	159,071
Merrill Lynch Mortgage Investors, Inc., “A5”, 3.413%, 4/25/2035	143,829	135,313
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.614% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	11,245,000	10,851,718
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,110,403
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “A”, FLR, 0.824% (LIBOR - 1mo. + 0.64%), 5/25/2024 (n)	6,175,000	6,152,057
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 2.468% (LIBOR - 3mo. + 1.25%), 1/15/2028 (n)	4,360,000	4,218,431
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (n)	3,250,000	3,265,679
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	2,465,000	2,428,082
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 2.568% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	6,280,000	6,117,078
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.726% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,930,000	3,797,032
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.276% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	3,453,628	3,328,696
Parallel Ltd., 2015-1A, “C1R”, FLR, 2.885% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,600,580
Parallel Ltd., 2015-1A, “C2R”, FLR, 2.885% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,724,434
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Preferred Term Securities XIX Ltd., CDO, FLR, 0.663% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	$247,001	$ 205,937
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 1.416% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	3,727,257	3,662,448
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	16,771	16,803
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (n)	3,222,000	3,269,293
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	2,276,000	2,261,428
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	1,786,389	1,809,177
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	2,130,329	2,161,572
Shelter Growth CRE, 2018-FL1, “B”, FLR, 1.684% (LIBOR - 1mo. + 1.5%), 1/15/2035 (n)	2,040,958	2,034,354
TICP CLO Ltd., 2018-IA, “A2”, FLR, 2.491% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	6,750,828	6,513,585
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	6,713,734
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	12,215,133	13,221,781
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	3,948,020	3,943,009
Voya CLO Ltd., 2012-4A, “A2AR”, FLR, 3.118% (LIBOR - 3mo. + 1.90%), 10/15/2030 (n)	1,940,000	1,904,089
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	14,632,540
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	4,465,105
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	1,430,000	1,666,380
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052	10,239,837	11,276,672
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	4,898,000	5,448,824
West CLO Ltd., 2014-1A, “A2R”, FLR, 2.485% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	8,174,074	8,082,851
West CLO Ltd., 2014-1A, “CR”, FLR, 4.135% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	1,680,000	1,576,717
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 3.268% (LIBOR - 3mo. + 2.05%), 1/15/2026 (n)	5,112,331	5,047,645

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 2.918% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	$975,000	$ 916,972
		$429,916,787
Automotive – 1.1%
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)	$6,375,000	$ 6,327,187
General Motors Co., 3.6%, 6/21/2030	4,150,000	4,039,047
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	3,035,000	2,989,475
Volkswagen Group of America LLC, 3.2%, 9/26/2026 (n)	3,881,000	4,153,596
Volkswagen Group of America LLC, 3.75%, 5/13/2030 (n)	2,426,000	2,678,522
		$20,187,827
Broadcasting – 1.6%
Discovery, Inc., 4.65%, 5/15/2050	$4,190,000	$ 4,780,632
Fox Corp., 4.709%, 1/25/2029	8,554,000	10,275,561
Netflix, Inc., 4.875%, 4/15/2028	1,185,000	1,267,085
Prosus N.V., 3.68%, 1/21/2030 (n)	4,905,000	5,136,035
Walt Disney Co., 3.6%, 1/13/2051	7,385,000	8,226,455
		$29,685,768
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp., 5.375%, 6/01/2025	$2,864,000	$ 3,059,669
Charles Schwab Corp., 3.2%, 1/25/2028	2,607,000	2,914,855
E*TRADE Financial Corp., 3.8%, 8/24/2027	5,435,000	6,027,971
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,485,000	4,030,137
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	2,412,000	2,818,019
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,170,000	1,195,517
Intercontinental Exchange, Inc., 3%, 6/15/2050	3,160,000	3,235,660
Raymond James Financial, Inc., 4.95%, 7/15/2046	4,683,000	5,664,977
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	1,271,000	1,423,348
		$30,370,153
Building – 1.5%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$2,975,000	$ 2,891,016
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	8,330,000	9,076,867
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,407,000	1,514,201
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	3,819,000	4,196,430
Masco Corp., 4.375%, 4/01/2026	6,170,000	7,043,346
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Vulcan Materials Co., 3.5%, 6/01/2030	$3,356,000	$ 3,655,787
		$28,377,647
Business Services – 1.9%
Equinix, Inc., 5.375%, 5/15/2027	$6,006,000	$ 6,552,546
Equinix, Inc., 2.15%, 7/15/2030	4,950,000	4,906,588
Fidelity National Information Services, Inc., 3%, 8/15/2026	7,885,000	8,736,607
Fiserv, Inc., 3.5%, 7/01/2029	3,911,000	4,396,437
Fiserv, Inc., 2.65%, 6/01/2030	4,000,000	4,238,280
NXP Semiconductors N.V., 2.7%, 5/01/2025 (n)	508,000	532,528
Tencent Holdings Ltd., 3.24%, 6/03/2050 (n)	6,379,000	6,393,050
		$35,756,036
Cable TV – 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5%, 2/01/2028 (n)	$5,680,000	$ 5,864,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	8,797,334
Comcast Corp., 2.8%, 1/15/2051	5,588,000	5,730,411
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	6,560,000	6,732,987
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	7,020,000	7,249,835
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	3,961,757
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	436,732
		$38,773,656
Computer Software – 1.0%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$10,112,000	$ 11,160,908
Microsoft Corp., 4.1%, 2/06/2037	3,664,000	4,724,484
Microsoft Corp., 2.525%, 6/01/2050	2,172,000	2,265,412
		$18,150,804
Computer Software - Systems – 0.4%
Apple, Inc., 4.375%, 5/13/2045	$4,792,000	$ 6,318,021
Apple, Inc., 3.85%, 8/04/2046	881,000	1,098,281
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	985,000	999,420
		$8,415,722
Conglomerates – 0.6%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$2,327,000	$ 2,321,183
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	7,993,000	8,908,534
		$11,229,717

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,765,000	$ 7,277,426
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	13,673,000	14,539,439
		$21,816,865
Consumer Services – 0.8%
Booking Holdings, Inc., 3.65%, 3/15/2025	$3,610,000	$ 3,964,130
Booking Holdings, Inc., 4.5%, 4/13/2027	2,084,000	2,393,609
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	2,145,000	1,764,269
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (z)	6,221,000	4,032,291
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	2,145,000	1,302,360
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2043 (n)	5,600,000	1,669,457
		$15,126,116
Containers – 0.4%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$7,030,000	$ 7,163,781
Electronics – 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$8,969,000	$ 9,692,047
Broadcom, Inc., 4.75%, 4/15/2029 (n)	3,794,000	4,306,702
Broadcom, Inc., 4.15%, 11/15/2030 (n)	9,906,000	10,764,669
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,740,000	3,981,978
		$28,745,396
Energy - Integrated – 0.9%
Eni S.p.A., 4%, 9/12/2023 (n)	$5,485,000	$ 5,933,332
Exxon Mobil Corp., 4.227%, 3/19/2040	1,700,000	2,041,802
Exxon Mobil Corp., 3.452%, 4/15/2051	2,428,000	2,688,841
Total Capital International S.A., 2.986%, 6/29/2041	2,835,000	2,896,793
Total Capital International S.A., 3.127%, 5/29/2050	4,177,000	4,285,472
		$17,846,240
Entertainment – 0.2%
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	$3,495,000	$ 3,006,434
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.1%
AerCap Ireland Capital DAC, 4.5%, 9/15/2023	$5,027,000	$ 5,027,589
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	3,419,000	3,584,838
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	5,845,000	5,336,714
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	4,754,000	4,130,360
GE Capital International Funding Co., 4.418%, 11/15/2035	1,099,000	1,117,412
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	3,585,000	2,401,950
		$21,598,863
Food & Beverages – 1.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$3,064,000	$ 3,749,372
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,638,126
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	2,702,000	3,413,942
Anheuser-Busch InBev Worldwide, Inc., 4.5%, 6/01/2050	7,423,000	8,800,114
Constellation Brands, Inc., 2.875%, 5/01/2030	817,000	865,642
Constellation Brands, Inc., 3.75%, 5/01/2050	1,188,000	1,297,136
Diageo Capital PLC, 2.125%, 4/29/2032	4,571,000	4,739,603
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	1,185,000	1,214,625
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	671,000	746,473
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	1,375,000	1,553,690
PepsiCo, Inc., 3.5%, 3/19/2040	2,643,000	3,116,078
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	2,170,000	2,170,434
		$34,305,235
Gaming & Lodging – 0.6%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$ 4,630,140
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,257,000	2,454,262
Las Vegas Sands Corp., 3.5%, 8/18/2026	3,415,000	3,405,325
Marriott International, Inc., 4.625%, 6/15/2030	1,503,000	1,559,535
		$12,049,262

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.8%
American International Group, Inc., 3.75%, 7/10/2025	$4,804,000	$ 5,316,303
American International Group, Inc., 3.9%, 4/01/2026	5,113,000	5,776,775
American International Group, Inc., 4.7%, 7/10/2035	2,777,000	3,382,806
		$14,475,884
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 3.7%, 8/15/2049	$1,765,000	$ 2,088,108
Insurance - Property & Casualty – 2.4%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$ 7,152,903
Aon Corp., 3.75%, 5/02/2029	7,982,000	9,139,130
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,854,000	6,270,437
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	6,063,000	6,419,629
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	3,624,000	3,821,111
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,900,000	3,064,278
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	6,949,000	8,495,130
Progressive Corp., 3.2%, 3/26/2030	533,000	606,317
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	1,132,116
		$46,101,051
International Market Quasi-Sovereign – 0.2%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$ 3,170,667
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 1.95%, 7/02/2023	$2,514,000	$ 2,530,498
CNH Industrial Capital LLC, 4.2%, 1/15/2024	1,209,000	1,288,194
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,385,000	3,567,545
		$7,386,237
Major Banks – 7.0%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$5,000,000	$ 5,568,600
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	8,376,000	9,329,625
Bank of America Corp., 4.443%, 1/20/2048	6,670,000	8,641,390
Bank of America Corp., 6.1%, 12/29/2049	8,260,000	8,714,300
Bank of America Corp., 5.875%, 12/31/2059	6,088,000	6,219,158
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/29/2049	4,004,000	4,302,939
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	$3,499,000	$ 4,099,573
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	3,355,000	3,698,360
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,400,680
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	407,618
JPMorgan Chase & Co., 3.509%, 1/23/2029	2,455,000	2,742,287
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR (LIBOR - 3mo. + 1.12%) to 4/23/2029	11,547,000	13,324,217
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	4,743,000	5,561,001
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	4,435,000	4,703,688
Lloyds Bank PLC, 3.75%, 1/11/2027	5,639,000	6,242,288
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	530,000	561,421
PNC Bank N.A., 3.1%, 10/25/2027	8,157,000	9,149,496
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	10,025,000	10,043,413
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	5,481,386
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	2,129,335
Wells Fargo & Co., 3.068% to 4/30/2040, FLR (SOFR + 2.53%) to 4/30/2041	7,635,000	7,963,961
Wells Fargo & Co., 5.013% to 4/4/2050, FLR (LIBOR - 3mo. + 4.24%) to 4/04/2051	5,215,000	7,238,327
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	5,518,000	5,624,937
		$133,148,000
Medical & Health Technology & Services – 4.0%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$901,000	$ 969,273
Alcon, Inc., 2.6%, 5/27/2030 (n)	1,096,000	1,123,492
Becton, Dickinson and Co., 3.794%, 5/20/2050	7,001,000	7,775,867
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	6,211,000	5,692,668
Cigna Corp., 2.4%, 3/15/2030	3,463,000	3,593,258
CommonSpirit Health, 2.95%, 11/01/2022	6,666,000	6,888,440
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	3,555,000	4,294,938
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	5,360,000	7,026,606
HCA, Inc., 5.25%, 6/15/2026	3,026,000	3,496,006
HCA, Inc., 5.625%, 9/01/2028	7,640,000	8,528,150

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 4.125%, 6/15/2029	$4,743,000	$ 5,231,944
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	3,065,060
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,572,488
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,465,000	4,883,924
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	2,562,000	2,992,575
Toledo Hospital, 5.325%, 11/15/2028	7,120,000	7,623,858
		$74,758,547
Medical Equipment – 0.4%
Abbott Laboratories, 3.4%, 11/30/2023	$2,684,000	$ 2,923,164
Abbott Laboratories, 1.15%, 1/30/2028	1,891,000	1,895,347
Boston Scientific Corp., 4%, 3/01/2029	2,000,000	2,288,459
		$7,106,970
Metals & Mining – 0.8%
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	$5,570,000	$ 5,505,597
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	2,796,000	2,989,005
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,195,000	1,142,802
Novelis Corp., 5.875%, 9/30/2026 (n)	5,245,000	5,238,444
		$14,875,848
Midstream – 2.7%
Cheniere Energy Partners LP, 4.875%, 5/28/2021	$3,845,000	$ 3,882,297
Enbridge, Inc., 4.25%, 12/01/2026	7,802,000	8,874,498
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	9,154,658
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,752,661
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,778,000	3,330,000
ONEOK, Inc., 5.2%, 7/15/2048	5,276,000	5,276,344
Plains All American Pipeline, 3.55%, 12/15/2029	3,000,000	2,922,765
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	5,449,000	6,136,390
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,847,000	3,056,130
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	1,975,000	2,192,653
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	3,333,000	3,299,670
		$50,878,066
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 20.7%
Fannie Mae, 5%, 8/01/2020 - 3/01/2042	$5,241,792	$ 6,002,235
Fannie Mae, 3.477%, 10/01/2020	306,708	308,669
Fannie Mae, 5.5%, 3/01/2021 - 4/01/2040	7,211,894	8,253,503
Fannie Mae, 2.14%, 5/01/2021	861,787	866,295
Fannie Mae, 3.89%, 7/01/2021	1,067,227	1,086,816
Fannie Mae, 2.56%, 10/01/2021	762,634	773,491
Fannie Mae, 2.75%, 3/01/2022	1,063,210	1,095,453
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	1,812,202	2,091,591
Fannie Mae, 2.525%, 10/01/2022	1,701,789	1,757,886
Fannie Mae, 2.68%, 3/01/2023	1,637,744	1,708,766
Fannie Mae, 2.41%, 5/01/2023	1,909,086	1,982,790
Fannie Mae, 2.55%, 5/01/2023	977,739	1,019,179
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	19,664,424	21,880,948
Fannie Mae, 3.5%, 5/25/2025 - 11/01/2048	17,882,807	19,257,374
Fannie Mae, 3.95%, 1/01/2027	339,755	386,649
Fannie Mae, 3%, 11/01/2028 - 7/01/2050	21,826,725	23,373,616
Fannie Mae, 2.5%, 11/01/2031 - 7/01/2050	11,678,800	12,313,152
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	3,924	4,503
Fannie Mae, 3%, 2/25/2033 (i)	666,523	69,898
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	35,686,957	39,160,204
Fannie Mae, 3.25%, 5/25/2040	308,735	333,320
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	812,916	835,405
Fannie Mae, 4%, 7/25/2046 (i)	591,635	111,254
Fannie Mae, 3.5%, 12/01/2046 (f)	10,553,731	11,209,165
Fannie Mae, TBA, 2%, 7/16/2035 - 8/13/2050	8,375,000	8,580,131
Fannie Mae, TBA, 3%, 7/16/2035 - 8/13/2050	8,700,000	9,144,664
Fannie Mae, TBA, 1.5%, 9/25/2035	1,175,000	1,192,258
Fannie Mae, TBA, 2.5%, 7/14/2050 - 8/25/2050	9,295,000	9,679,541
Fannie Mae, TBA, 3.5%, 7/14/2050	13,600,000	14,303,906
Fannie Mae, TBA, 4%, 7/25/2050	5,325,000	5,642,940
Federal Home Loan Bank, 5%, 7/01/2035	1,506,882	1,729,271
Federal Home Loan Bank, 3.5%, 5/01/2049	719,873	762,897
Federal Home Loan Bank, 3%, 6/01/2050	885,041	940,408
Freddie Mac, 3.034%, 10/25/2020	1,150,665	1,151,783
Freddie Mac, 5.5%, 11/01/2020 - 1/01/2038	317,894	363,683
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,566,559
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,207,050
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,597,696
Freddie Mac, 2.67%, 12/25/2024	2,784,000	3,009,976
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,538,135
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,718,666	4,054,810

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	$4,950,249	$ 5,496,564
Freddie Mac, 3.3%, 10/25/2026	2,958,000	3,364,712
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	33,134,353	35,548,163
Freddie Mac, 4.06%, 10/25/2028	2,129,000	2,583,110
Freddie Mac, 1.218%, 7/25/2029 (i)	4,055,470	342,747
Freddie Mac, 1.269%, 8/25/2029 (i)	7,028,683	621,216
Freddie Mac, 0.757%, 11/25/2029 (i)	15,609,607	811,100
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	92,088	104,746
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	1,967,827	2,242,964
Freddie Mac, 5.5%, 2/15/2036 (i)	138,665	27,397
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	38,039,365	40,727,139
Freddie Mac, 4.5%, 12/15/2040 (i)	151,373	14,497
Freddie Mac, 4%, 8/15/2044 (i)	168,738	20,786
Ginnie Mae, 2.5%, 7/20/2032	500,000	531,835
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	1,750,733	2,019,268
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	225,061	263,034
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	8,400,581	9,301,032
Ginnie Mae, 4%, 10/20/2040 - 3/20/2048	2,794,297	3,077,227
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	22,172,435	23,629,372
Ginnie Mae, 3%, 11/20/2044 - 1/20/2048	27,405,573	29,097,756
		$392,172,535
Municipals – 3.3%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.06%, 12/01/2025	$910,000	$ 901,355
Bridgeview, IL, Stadium and Redevelopment Projects, 5.14%, 12/01/2036	8,850,000	8,476,795
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, 3.607%, 8/15/2040	1,295,000	1,301,734
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	8,019,000	9,690,160
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	13,215,000	12,761,065
New York Dormitory Authority Rev. (Cornell University), “A”, 5%, 7/01/2030	530,000	739,483
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	4,413,652
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	3,250,000	4,184,570
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	$2,195,000	$ 2,911,711
State of California, 4%, 3/01/2029	3,245,000	4,087,305
State of California (Build America Bonds), 7.625%, 3/01/2040	860,000	1,518,063
State of California (Build America Bonds), 7.6%, 11/01/2040	5,010,000	9,197,208
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,745,041
		$62,928,142
Natural Gas - Distribution – 1.3%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,294,000	$ 10,140,771
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	8,200,000	8,765,376
NiSource, Inc., 3.6%, 5/01/2030	5,378,000	6,160,024
		$25,066,171
Network & Telecom – 0.2%
Verizon Communications, Inc., 4.272%, 1/15/2036	$2,647,000	$ 3,273,516
Oils – 0.4%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$4,350,000	$ 4,534,693
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,683,000	2,818,357
		$7,353,050
Other Banks & Diversified Financials – 0.8%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,570,000	$ 2,739,363
Branch Banking & Trust Co., 2.25%, 3/11/2030	910,000	918,518
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	6,301,139
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	5,003,000	4,952,970
		$14,911,990
Pharmaceuticals – 1.1%
AbbVie, Inc., 3.8%, 3/15/2025 (n)	$9,371,000	$ 10,397,270
Elanco Animal Health, Inc., 5.022%, 8/28/2023	3,654,000	3,836,700
Elanco Animal Health, Inc., 5.65%, 8/28/2028	2,914,000	3,231,043
Takeda Pharmaceutical Co. Ltd., 3.175%, 7/09/2050	4,177,000	4,163,450
		$21,628,463
Pollution Control – 0.2%
Republic Services, Inc., 3.95%, 5/15/2028	$2,924,000	$ 3,414,619
Railroad & Shipping – 0.1%
CSX Corp., 3.8%, 4/15/2050	$869,000	$ 1,029,687

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$ 2,645,195
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$3,890,000	$ 3,996,975
Real Estate - Retail – 0.4%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$7,508,000	$ 7,236,240
Retailers – 0.2%
Home Depot, Inc., 3.35%, 4/15/2050	$3,476,000	$ 3,971,458
Specialty Chemicals – 0.1%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$1,165,000	$ 1,178,537
Specialty Stores – 0.3%
Penske Automotive Group Co., 5.5%, 5/15/2026	$1,170,000	$ 1,167,075
TJX Cos., Inc., 3.875%, 4/15/2030	1,446,000	1,699,318
TJX Cos., Inc., 4.5%, 4/15/2050	1,731,000	2,224,375
		$5,090,768
Telecommunications - Wireless – 2.2%
American Tower Corp., REIT, 3.55%, 7/15/2027	$12,018,000	$ 13,388,577
American Tower Corp., REIT, 3.8%, 8/15/2029	1,564,000	1,770,096
American Tower Corp., REIT, 3.1%, 6/15/2050	2,905,000	2,873,432
Crown Castle International Corp., 3.2%, 9/01/2024	2,497,000	2,709,571
Crown Castle International Corp., 3.7%, 6/15/2026	2,419,000	2,706,697
Crown Castle International Corp., 4%, 3/01/2027	984,000	1,118,402
Crown Castle International Corp., 3.8%, 2/15/2028	4,000,000	4,495,986
Crown Castle, REIT, 3.25%, 1/15/2051	1,465,000	1,479,215
SBA Communications Corp., 3.875%, 2/15/2027 (n)	1,795,000	1,788,269
T-Mobile USA, Inc., 2.55%, 2/15/2031 (n)	8,299,000	8,328,213
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)	1,518,000	1,755,901
		$42,414,359
Tobacco – 0.7%
B.A.T Capital Corp., 3.222%, 8/15/2024	$6,134,000	$ 6,569,428
B.A.T Capital Corp., 4.758%, 9/06/2049	6,440,000	7,150,986
		$13,720,414
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,612,000	$ 1,697,376
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	3,603,000	4,615,607
		$6,312,983
U.S. Government Agencies and Equivalents – 1.6%
Small Business Administration, 4.93%, 1/01/2024	$4,072	$ 4,257
Small Business Administration, 4.34%, 3/01/2024	9,628	10,005
Small Business Administration, 4.99%, 9/01/2024	6,949	7,305
Small Business Administration, 4.86%, 1/01/2025	16,666	17,564
Small Business Administration, 4.625%, 2/01/2025	17,517	18,448
Small Business Administration, 5.11%, 4/01/2025	9,005	9,548
Small Business Administration, 4.43%, 5/01/2029	217,780	235,212
Small Business Administration, 3.21%, 9/01/2030	3,106,009	3,262,300
Small Business Administration, 3.25%, 11/01/2030	275,975	294,835
Small Business Administration, 2.85%, 9/01/2031	635,418	673,914
Small Business Administration, 2.37%, 8/01/2032	458,270	474,756
Small Business Administration, 2.13%, 1/01/2033	1,985,154	2,044,644
Small Business Administration, 2.21%, 2/01/2033	571,773	588,807
Small Business Administration, 2.22%, 3/01/2033	1,963,636	2,026,588
Small Business Administration, 2.08%, 4/01/2033	2,975,121	3,048,065
Small Business Administration, 2.45%, 6/01/2033	3,132,947	3,237,254
Small Business Administration, 3.15%, 7/01/2033	4,827,361	5,112,693
Small Business Administration, 3.16%, 8/01/2033	4,816,518	5,107,181
Small Business Administration, 3.62%, 9/01/2033	4,514,450	4,851,394
		$31,024,770
Utilities - Electric Power – 2.6%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$2,539,000	$ 2,841,089
AEP Transmission Co. LLC, 3.65%, 4/01/2050	1,627,000	1,881,092
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,195,000	1,218,828
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,319,817
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	14,433,000	15,757,993
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	6,000,000	6,454,026

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Exelon Corp., 3.497%, 6/01/2022	$1,184,000	$ 1,239,126
Exelon Corp., 4.7%, 4/15/2050	1,529,000	1,945,398
FirstEnergy Corp., 4.85%, 7/15/2047	5,403,000	6,846,974
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	570,000	595,838
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	8,615,994
		$49,716,175
Utilities - Gas – 0.1%
East Ohio Gas Co., 3%, 6/15/2050 (n)	$1,606,000	$ 1,598,893
Total Bonds (Identified Cost, $1,789,505,207)		$ 1,887,963,188
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $43,482,744)	43,478,396	$ 43,482,744
Other Assets, Less Liabilities – (2.1)%		(39,312,848)
Net Assets – 100.0%		$ 1,892,133,084

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $43,482,744 and $1,887,963,188, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $541,341,241, representing 28.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 1.784% (LIBOR - 1mo. + 1.6%), 8/15/2032	2/15/19	$2,302,768	$2,292,375
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029	5/23/18	3,791,281	4,032,291
Total Restricted Securities			$6,324,666
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	611	$134,925,985	September – 2020	$40,805
U.S. Treasury Ultra Bond	Long	USD	320	69,810,000	September – 2020	237,705
						$278,510
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	862	$135,751,531	September – 2020	$(721,682)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
6/20/25	USD	30,295,500	centrally cleared	5%/Quarterly	(1)	$836,536	$(1,018,260)	$(181,724)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX North American High-Yield Index, 5.00%, 6/20/25, a B rated credit default index. The fund entered into the contract to gain issuer exposure.
At June 30, 2020, the fund had cash collateral of $4,035,000 and other liquid securities with an aggregate value of $3,104,595 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Total Return Bond Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,789,505,207)	$1,887,963,188
Investments in affiliated issuers, at value (identified cost, $43,482,744)	43,482,744
Cash	3,921,943
Deposits with brokers for
Cleared swaps	2,665,000
Futures contracts	1,370,000
Receivables for
Net daily variation margin on open cleared swap agreements	985,066
Investments sold	7,749,406
TBA sale commitments	4,639,980
Fund shares sold	17,675,526
Interest	12,327,029
Other assets	4,270
Total assets	$1,982,784,152
Liabilities
Payables for
Due to cleared swap brokers	$122,188
Net daily variation margin on open futures contracts	104,950
Investments purchased	35,271,682
TBA purchase commitments	53,229,335
Fund shares reacquired	1,634,175
Payable to affiliates
Investment adviser	50,305
Administrative services fee	1,490
Shareholder servicing costs	738
Distribution and/or service fees	14,188
Accrued expenses and other liabilities	222,017
Total liabilities	$90,651,068
Net assets	$1,892,133,084
Net assets consist of
Paid-in capital	$1,725,840,460
Total distributable earnings (loss)	166,292,624
Net assets	$1,892,133,084
Shares of beneficial interest outstanding	136,215,050
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$852,250,397	60,703,570	$14.04
Service Class	1,039,882,687	75,511,480	13.77
See Notes to Financial Statements

MFS Total Return Bond Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Interest	$32,083,922
Dividends from affiliated issuers	430,347
Other	10,323
Total investment income	$32,524,592
Expenses
Management fee	$4,716,842
Distribution and/or service fees	1,298,893
Shareholder servicing costs	18,740
Administrative services fee	133,885
Independent Trustees' compensation	19,780
Custodian fee	51,581
Shareholder communications	54,994
Audit and tax fees	39,088
Legal fees	9,264
Miscellaneous	58,388
Total expenses	$6,401,455
Reduction of expenses by investment adviser	(101,656)
Net expenses	$6,299,799
Net investment income (loss)	$26,224,793
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$17,949,085
Affiliated issuers	45,374
Futures contracts	12,230,228
Swap agreements	(6,387,049)
Forward foreign currency exchange contracts	142,184
Foreign currency	(39)
Net realized gain (loss)	$23,979,783
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$18,200,870
Affiliated issuers	(140)
Futures contracts	867,111
Swap agreements	836,536
Forward foreign currency exchange contracts	(158,908)
Translation of assets and liabilities in foreign currencies	16,699
Net unrealized gain (loss)	$19,762,168
Net realized and unrealized gain (loss)	$43,741,951
Change in net assets from operations	$69,966,744
See Notes to Financial Statements

MFS Total Return Bond Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$26,224,793	$61,197,882
Net realized gain (loss)	23,979,783	13,890,726
Net unrealized gain (loss)	19,762,168	119,677,493
Change in net assets from operations	$69,966,744	$194,766,101
Total distributions to shareholders	$—	$(66,623,045)
Change in net assets from fund share transactions	$(222,018,073)	$(83,743,514)
Total change in net assets	$(152,051,329)	$44,399,542
Net assets
At beginning of period	2,044,184,413	1,999,784,871
At end of period	$1,892,133,084	$2,044,184,413
See Notes to Financial Statements

MFS Total Return Bond Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$13.48	$12.65	$13.22	$13.09	$13.00	$13.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.42	$0.39	$0.36	$0.40(c)	$0.38
Net realized and unrealized gain (loss)	0.36	0.87	(0.53)	0.22	0.16	(0.42)
Total from investment operations	$0.56	$1.29	$(0.14)	$0.58	$0.56	$(0.04)
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(0.43)	$(0.45)	$(0.47)	$(0.46)
Net asset value, end of period (x)	$14.04	$13.48	$12.65	$13.22	$13.09	$13.00
Total return (%) (k)(r)(s)(x)	4.15(n)	10.21	(1.09)	4.46	4.23(c)	(0.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54(a)	0.54	0.54	0.54	0.53(c)	0.54
Expenses after expense reductions (f)	0.53(a)	0.53	0.53	0.53	0.52(c)	0.53
Net investment income (loss)	2.91(a)	3.14	3.04	2.70	2.98(c)	2.83
Portfolio turnover	61(n)	79	48	47	37	62
Net assets at end of period (000 omitted)	$852,250	$939,179	$862,752	$997,415	$986,877	$1,030,563
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$13.24	$12.43	$12.99	$12.87	$12.78	$13.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.38	$0.35	$0.32	$0.36(c)	$0.34
Net realized and unrealized gain (loss)	0.35	0.85	(0.52)	0.22	0.16	(0.41)
Total from investment operations	$0.53	$1.23	$(0.17)	$0.54	$0.52	$(0.07)
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.39)	$(0.42)	$(0.43)	$(0.43)
Net asset value, end of period (x)	$13.77	$13.24	$12.43	$12.99	$12.87	$12.78
Total return (%) (k)(r)(s)(x)	4.00(n)	9.92	(1.33)	4.18	4.01(c)	(0.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.79	0.79	0.79	0.78(c)	0.79
Expenses after expense reductions (f)	0.78(a)	0.78	0.78	0.78	0.77(c)	0.78
Net investment income (loss)	2.67(a)	2.89	2.79	2.45	2.73(c)	2.58
Portfolio turnover	61(n)	79	48	47	37	62
Net assets at end of period (000 omitted)	$1,039,883	$1,105,005	$1,137,033	$1,449,260	$1,457,118	$1,539,194

See Notes to Financial Statements

MFS Total Return Bond Series
Financial Highlights - continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Total Return Bond Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Total Return Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$31,024,770	$—	$31,024,770
Non - U.S. Sovereign Debt	—	3,170,667	—	3,170,667
Municipal Bonds	—	62,928,142	—	62,928,142
U.S. Corporate Bonds	—	751,327,208	—	751,327,208
Residential Mortgage-Backed Securities	—	403,094,199	—	403,094,199
Commercial Mortgage-Backed Securities	—	205,697,486	—	205,697,486
Asset-Backed Securities (including CDOs)	—	213,297,637	—	213,297,637
Foreign Bonds	—	217,423,079	—	217,423,079
Mutual Funds	43,482,744	—	—	43,482,744
Total	$43,482,744	$1,887,963,188	$—	$1,931,445,932
Other Financial Instruments
Futures Contracts – Assets	$278,510	$—	$—	$278,510
Futures Contracts – Liabilities	(721,682)	—	—	(721,682)
Swap Agreements – Liabilities	—	(181,724)	—	(181,724)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period weres, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2020 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$278,510	$(721,682)
Credit	Credit Default Swaps	—	(181,724)
Total		$278,510	$(903,406)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund's Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund's Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$12,230,228	$—	$—	$—
Foreign Exchange	—	—	142,184	—
Credit	—	(6,387,049)	—	1,480,005
Total	$12,230,228	$(6,387,049)	$142,184	$1,480,005
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$867,111	$—	$—	$—
Foreign Exchange	—	—	(158,908)	—
Credit	—	836,536	—	388,278
Total	$867,111	$836,536	$(158,908)	$388,278
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of June 30, 2020 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of June 30, 2020, the swap agreement's credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $30,295,500 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$66,623,045
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/20
Cost of investments	$1,836,821,305
Gross appreciation	111,902,990
Gross depreciation	(17,278,363)
Net unrealized appreciation (depreciation)	$94,624,627
As of 12/31/19
Undistributed ordinary income	63,393,954
Capital loss carryforwards	(42,269,007)
Other temporary differences	(16,699)
Net unrealized appreciation (depreciation)	75,217,632
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(13,097,459)
Long-Term	(29,171,548)
Total	$(42,269,007)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$31,038,442
Service Class	—	35,584,603
Total	$—	$66,623,045
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $101,656, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $18,160, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $580.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0142% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
	Purchases	Sales
U.S. Government securities	$762,165,573	$1,012,155,007
Non-U.S. Government securities	392,270,107	358,085,662
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	7,228,852	$98,191,219	8,456,171	$112,135,400
Service Class	4,753,926	64,741,604	5,257,057	68,444,844
	11,982,778	$162,932,823	13,713,228	$180,580,244
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,247,912	$30,369,288
Service Class	—	—	2,679,563	35,584,603
	—	$—	4,927,475	$65,953,891
Shares reacquired
Initial Class	(16,204,767)	$(218,631,226)	(9,216,617)	$(122,502,428)
Service Class	(12,720,098)	(166,319,670)	(15,939,795)	(207,775,221)
	(28,924,865)	$(384,950,896)	(25,156,412)	$(330,277,649)
Net change
Initial Class	(8,975,915)	$(120,440,007)	1,487,466	$20,002,260
Service Class	(7,966,172)	(101,578,066)	(8,003,175)	(103,745,774)
	(16,942,087)	$(222,018,073)	(6,515,709)	$(83,743,514)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 8% and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio was the owner of record of less than 1% of the value of the outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $4,990 and $318, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,060,848	$515,424,507	$495,047,845	$45,374	$(140)	$43,482,744
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$430,347	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.

MFS Total Return Bond Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

MFS Total Return Bond Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report

June 30, 2020

MFS® Research Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VFR-SEM

MFS® Research Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Research Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	7.1%
Amazon.com, Inc.	5.6%
Alphabet, Inc., “A”	3.7%
Visa, Inc., “A”	2.7%
Apple, Inc.	2.7%
Facebook, Inc., “A“	2.7%
Adobe Systems, Inc.	2.0%
Johnson & Johnson	1.8%
Intel Corp.	1.8%
Salesforce.com, Inc.	1.7%

Global equity sectors (k)
Technology	30.7%
Health Care (s)	14.3%
Consumer Cyclicals	14.0%
Financial Services	13.6%
Capital Goods	11.3%
Energy	5.6%
Consumer Staples	5.3%
Telecommunications/Cable Television (s)	4.1%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS Research Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.80%	$1,000.00	$973.89	$3.93
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
Service Class	Actual	1.05%	$1,000.00	$972.81	$5.15
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.03% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

3

MFS Research Series

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.4%
Aerospace – 2.3%
Honeywell International, Inc.	48,428	$7,002,204
L3Harris Technologies, Inc.	25,246	4,283,489
Northrop Grumman Corp.	12,245	3,764,603

		$15,050,296

Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	18,103	$3,167,120

Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	86,398	$8,471,324

Biotechnology – 0.9%
Illumina, Inc. (a)	15,839	$5,865,974

Brokerage & Asset Managers – 1.8%
Charles Schwab Corp.	217,599	$7,341,790
NASDAQ, Inc.	39,078	4,668,649

		$12,010,439

Business Services – 5.0%
Accenture PLC, “A”	27,263	$5,853,912
Fidelity National Information Services, Inc.	70,478	9,450,395
Fiserv, Inc. (a)	79,307	7,741,949
Global Payments, Inc.	36,534	6,196,897
Verisk Analytics, Inc., “A”	23,746	4,041,569

		$33,284,722

Cable TV – 2.2%
Charter Communications, Inc., “A” (a)	12,920	$6,589,717
Comcast Corp., “A”	205,886	8,025,436

		$14,615,153

Chemicals – 0.5%
FMC Corp.	37,196	$3,705,466

Computer Software – 12.1%
Adobe Systems, Inc. (a)	31,078	$13,528,564
Atlassian Corp. PLC, “A” (a)	13,593	2,450,410
Cadence Design Systems, Inc. (a)	60,235	5,780,151
Microsoft Corp. (s)	232,813	47,379,774
Salesforce.com, Inc. (a)	59,823	11,206,642

		$80,345,541

Computer Software – Systems – 3.9%
Apple, Inc.	48,948	$17,856,230
Constellation Software, Inc.	4,192	4,733,261
EPAM Systems, Inc. (a)	13,274	3,345,181

		$25,934,672

Construction – 3.2%
AZEK Co. LLC (a)	51,472	$1,639,898
D.R. Horton, Inc.	52,743	2,924,599
Masco Corp.	125,089	6,280,719
Otis Worldwide Corp.	52,393	2,979,066
Sherwin-Williams Co.	7,912	4,571,949
Vulcan Materials Co.	24,751	2,867,403

		$21,263,634

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 1.6%
Colgate-Palmolive Co.	77,850	$5,703,291
Kimberly-Clark Corp.	34,672	4,900,887

		$10,604,178

Electrical Equipment – 1.2%
HD Supply Holdings, Inc. (a)	87,269	$3,023,871
Sensata Technologies Holding PLC (a)	71,313	2,654,983
TE Connectivity Ltd.	27,399	2,234,388

		$7,913,242

Electronics – 2.7%
Intel Corp.	196,665	$11,766,467
NXP Semiconductors N.V.	55,440	6,322,378

		$18,088,845

Energy – Independent – 1.4%
ConocoPhillips	79,865	$3,355,927
Diamondback Energy, Inc.	26,358	1,102,291
Pioneer Natural Resources Co.	24,661	2,409,380
Valero Energy Corp.	39,012	2,294,686

		$9,162,284

Energy – Integrated – 0.7%
BP PLC, ADR	211,507	$4,932,343

Food & Beverages – 2.6%
Hostess Brands, Inc. (a)	90,572	$1,106,790
J.M. Smucker Co.	14,697	1,555,090
Mondelez International, Inc.	120,247	6,148,229
PepsiCo, Inc.	65,524	8,666,204

		$17,476,313

Food & Drug Stores – 1.3%
Wal-Mart Stores, Inc.	70,827	$8,483,658

Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	9,564	$819,922
Wyndham Hotels & Resorts, Inc.	45,184	1,925,742

		$2,745,664

General Merchandise – 1.1%
Dollar General Corp.	38,327	$7,301,677

Health Maintenance Organizations – 1.9%
Cigna Corp.	36,851	$6,915,090
Humana, Inc.	14,404	5,585,151

		$12,500,241

Insurance – 2.8%
AON PLC	52,904	$10,189,310
Chubb Ltd.	47,398	6,001,535
Reinsurance Group of America, Inc.	35,524	2,786,503

		$18,977,348

4

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Internet – 6.3%
Alphabet, Inc., “A” (a)(s)	17,252	$24,464,198
Facebook, Inc., “A” (a)	78,309	17,781,625

		$42,245,823

Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	59,836	$7,901,344

Machinery & Tools – 1.5%
Ingersoll Rand, Inc. (a)	112,013	$3,149,805
Roper Technologies, Inc.	14,064	5,460,489
Trane Technologies PLC	16,062	1,429,197

		$10,039,491

Major Banks – 2.7%
Bank of America Corp.	274,698	$6,524,077
Goldman Sachs Group, Inc.	46,909	9,270,157
PNC Financial Services Group, Inc.	22,027	2,317,461

		$18,111,695

Medical & Health Technology & Services – 1.8%
ICON PLC (a)	23,528	$3,963,527
McKesson Corp.	26,902	4,127,305
PRA Health Sciences, Inc. (a)	17,089	1,662,589
Quest Diagnostics, Inc.	18,835	2,146,436

		$11,899,857

Medical Equipment – 4.9%
Becton, Dickinson and Co.	28,333	$6,779,237
Boston Scientific Corp. (a)	152,366	5,349,570
Danaher Corp.	54,819	9,693,644
Medtronic PLC	82,843	7,596,703
STERIS PLC	22,604	3,468,358

		$32,887,512

Natural Gas – Distribution – 0.4%
Sempra Energy	21,512	$2,521,852

Natural Gas – Pipeline – 0.4%
Enterprise Products Partners LP	140,526	$2,553,357

Network & Telecom – 0.7%
Equinix, Inc., REIT	6,229	$4,374,627

Oil Services – 0.1%
Core Laboratories N.V.	23,884	$485,323

Other Banks & Diversified Financials – 5.0%
Northern Trust Corp.	56,674	$4,496,515
Truist Financial Corp.	185,680	6,972,284
U.S. Bancorp	98,812	3,638,258
Visa, Inc., “A”	93,250	18,013,102

		$33,120,159

Pharmaceuticals – 5.0%
Eli Lilly & Co.	45,116	$7,407,145
Johnson & Johnson	86,310	12,137,775
Merck & Co., Inc.	103,827	8,028,942

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – continued
Zoetis, Inc.	42,555	$5,831,737

		$33,405,599

Railroad & Shipping – 1.5%
Canadian Pacific Railway Ltd.	21,350	$5,451,509
Kansas City Southern Co.	30,842	4,604,402

		$10,055,911

Real Estate – 1.2%
Public Storage, Inc., REIT	21,300	$4,087,257
STORE Capital Corp., REIT	161,942	3,855,839

		$7,943,096

Restaurants – 1.4%
Starbucks Corp.	105,368	$7,754,031
Texas Roadhouse, Inc.	35,520	1,867,287

		$9,621,318

Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	8,645	$2,087,421
DuPont de Nemours, Inc.	97,929	5,202,968

		$7,290,389

Specialty Stores – 7.3%
Amazon.com, Inc. (a)(s)	13,428	$37,045,435
Ross Stores, Inc.	56,193	4,789,891
Target Corp.	59,114	7,089,542

		$48,924,868

Telecommunications – Wireless – 2.2%
American Tower Corp., REIT	37,725	$9,753,421
T-Mobile USA, Inc. (a)	48,570	5,058,566

		$14,811,987

Tobacco – 0.6%
Philip Morris International, Inc.	57,976	$4,061,799

Utilities – Electric Power – 2.7%
American Electric Power Co., Inc.	40,610	$3,234,180
CMS Energy Corp.	51,300	2,996,946
Duke Energy Corp.	44,735	3,573,879
FirstEnergy Corp.	92,200	3,575,516
NextEra Energy, Inc.	18,332	4,402,797

		$17,783,318

Total Common Stocks (Identified Cost, $459,358,974)		$661,939,459

	Strike Price	First Exercise
RIGHTS – 0.0%
Telecommunications – Wireless – 0.0%
T-Mobile USA, Inc. (1 share for 20 rights, Expiration 8/10/20) (a) (Identified Cost, $7,601)	$103	6/24/20	20,543	$3,451

5

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $6,850,731)	6,850,235	$6,850,920

SECURITIES SOLD SHORT – (0.5)%
Medical & Health Technology & Services – (0.2)%
Healthcare Services Group, Inc.	(44,372)	$(1,085,339)

Telecommunications – Wireless – (0.3)%
Crown Castle International Corp., REIT	(12,776)	$(2,138,063)

Total Securities Sold Short (Proceeds Received, $2,490,023)		$(3,223,402)

OTHER ASSETS, LESS LIABILITIES – 0.1%		486,359

NET ASSETS – 100.0%		$666,056,787

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $6,850,920 and $661,942,910, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

At June 30, 2020, the fund had cash collateral of $83,671 and other liquid securities with an aggregate value of $7,696,033 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

6

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value (identified cost, $459,366,575)	$661,942,910
Investments in affiliated issuers, at value (identified cost, $6,850,731)	6,850,920
Deposits with brokers for
Securities sold short	83,671
Receivables for
Fund shares sold	491,794
Interest and dividends	683,141
Other assets	1,657
Total assets	$670,054,093

Liabilities
Payables for
Securities sold short, at value (proceeds received, $2,490,023)	$3,223,402
Fund shares reacquired	644,013
Payable to affiliates
Investment adviser	11,556
Administrative services fee	553
Shareholder servicing costs	913
Distribution and/or service fees	4,433
Accrued expenses and other liabilities	112,436
Total liabilities	$3,997,306
Net assets	$666,056,787

Net assets consist of
Paid-in capital	$409,978,407
Total distributable earnings (loss)	256,078,380
Net assets	$666,056,787
Shares of beneficial interest outstanding	23,378,824

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$333,985,209	11,628,686	$28.72
Service Class	332,071,578	11,750,138	28.26

See Notes to Financial Statements

7

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends	$5,010,687
Dividends from affiliated issuers	37,848
Other	32,176
Income on securities loaned	30,684
Foreign taxes withheld	(12,681)
Total investment income	$5,098,714
Expenses
Management fee	$2,410,645
Distribution and/or service fees	388,795
Shareholder servicing costs	13,835
Administrative services fee	49,135
Independent Trustees’ compensation	7,584
Custodian fee	16,684
Shareholder communications	24,922
Audit and tax fees	30,044
Legal fees	2,879
Dividend and interest expense on securities sold short	80,933
Interest expense and fees	1,659
Miscellaneous	15,997
Total expenses	$3,043,112
Reduction of expenses by investment adviser	(97,833)
Net expenses	$2,945,279
Net investment income (loss)	$2,153,435

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$20,538,506
Affiliated issuers	(208)
Foreign currency	(813)
Net realized gain (loss)	$20,537,485
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(37,083,885)
Affiliated issuers	132
Securities sold short	(97,702)
Translation of assets and liabilities in foreign currencies	(69)
Net unrealized gain (loss)	$(37,181,524)
Net realized and unrealized gain (loss)	$(16,644,039)
Change in net assets from operations	$(14,490,604)

See Notes to Financial Statements

8

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$2,153,435	$4,427,864
Net realized gain (loss)	20,537,485	27,940,886
Net unrealized gain (loss)	(37,181,524)	141,393,667
Change in net assets from operations	$(14,490,604)	$173,762,417
Total distributions to shareholders	$—	$(69,043,322)
Change in net assets from fund share transactions	$(1,137,086)	$41,645,153
Total change in net assets	$(15,627,690)	$146,364,248

Net assets
At beginning of period	681,684,477	535,320,229
At end of period	$666,056,787	$681,684,477

See Notes to Financial Statements

9

MFS Research Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$29.49		$24.93	$29.50	$26.00	$26.68		$29.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.23	$0.26	$0.20	$0.36	(c)	$0.21
Net realized and unrealized gain (loss)	(0.88)		7.66	(1.04)	5.67	1.98		(0.17	)(g)
Total from investment operations	$(0.77)		$7.89	$(0.78)	$5.87	$2.34		$0.04

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.22)	$(0.40)	$(0.22)		$(0.22)
From net realized gain	—		(3.09)	(3.57)	(1.97)	(2.80)		(2.25)
Total distributions declared to shareholders	$—		$(3.33)	$(3.79)	$(2.37)	$(3.02)		$(2.47)
Net asset value, end of period (x)	$28.72		$29.49	$24.93	$29.50	$26.00		$26.68
Total return (%) (k)(r)(s)(x)	(2.61	)(n)	32.95	(4.37)	23.37	8.74	(c)	0.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.83	0.82	0.83	0.80	(c)	0.82
Expenses after expense reductions (f)	0.80	(a)	0.81	0.81	0.81	0.79	(c)	0.81
Net investment income (loss)	0.79	(a)	0.82	0.88	0.70	1.36	(c)	0.72
Portfolio turnover	25	(n)	35	31	37	45		43
Net assets at end of period (000 omitted)	$333,985		$361,842	$319,422	$394,867	$386,256		$410,178

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.77	(a)	0.78	0.79	0.79	0.78	(c)	0.80

See Notes to Financial Statements

10

MFS Research Series

Financial Highlights – continued

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$29.05		$24.61	$29.17	$25.73	$26.42		$28.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.16	$0.18	$0.13	$0.29	(c)	$0.13
Net realized and unrealized gain (loss)	(0.86)		7.55	(1.03)	5.61	1.96		(0.16	)(g)
Total from investment operations	$(0.79)		$7.71	$(0.85)	$5.74	$2.25		$(0.03)

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.14)	$(0.33)	$(0.14)		$(0.14)
From net realized gain	—		(3.09)	(3.57)	(1.97)	(2.80)		(2.25)
Total distributions declared to shareholders	$—		$(3.27)	$(3.71)	$(2.30)	$(2.94)		$(2.39)
Net asset value, end of period (x)	$28.26		$29.05	$24.61	$29.17	$25.73		$26.42
Total return (%) (k)(r)(s)(x)	(2.72	)(n)	32.60	(4.62)	23.07	8.49	(c)	0.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.08	1.07	1.08	1.05	(c)	1.07
Expenses after expense reductions (f)	1.05	(a)	1.06	1.06	1.06	1.04	(c)	1.06
Net investment income (loss)	0.55	(a)	0.57	0.63	0.47	1.11	(c)	0.47
Portfolio turnover	25	(n)	35	31	37	45		43
Net assets at end of period (000 omitted)	$332,072		$319,842	$215,898	$228,102	$220,341		$226,704

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.02	(a)	1.03	1.04	1.04	1.03	(c)	1.05

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S.

12

MFS Research Series

Notes to Financial Statements (unaudited) – continued

markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$661,942,910	$—	$—	$661,942,910
Mutual Funds	6,850,920	—	—	6,850,920
Total	$668,793,830	$—	$—	$668,793,830

Securities Sold Short	$(3,223,402)	$—	$—	$(3,223,402)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2020, this expense amounted to $80,933. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or

13

MFS Research Series

Notes to Financial Statements (unaudited) – continued

federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/19
Ordinary income (including any short-term capital gains)	$8,055,147
Long-term capital gains	60,988,175
Total distributions	$69,043,322

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$467,645,924
Gross appreciation	223,353,484
Gross depreciation	(22,205,578)
Net unrealized appreciation (depreciation)	$201,147,906

As of 12/31/19

Undistributed ordinary income	6,993,168
Undistributed long-term capital gain	24,897,394
Other temporary differences	1,082,441
Net unrealized appreciation (depreciation)	237,595,981

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

14

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$38,326,191
Service Class	—	30,717,131
Total	$—	$69,043,322

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $34,690, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.77% of average daily net assets for the Initial Class shares and 1.02% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $63,143, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $12,990, which equated to 0.0040% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $845.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0153% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

15

MFS Research Series

Notes to Financial Statements (unaudited) – continued

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $449,800 and $361,301, respectively. The sales transactions resulted in net realized gains (losses) of $(116,502).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $23,047, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short sales and short-term obligations, aggregated $159,682,438 and $159,111,644, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	592,679	$14,572,445	633,043	$17,785,306
Service Class	1,713,747	45,335,984	2,518,541	70,524,436
	2,306,426	$59,908,429	3,151,584	$88,309,742

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,429,548	$38,326,191
Service Class	—	—	1,161,767	30,717,131
	—	$—	2,591,315	$69,043,322

Shares reacquired
Initial Class	(1,234,459)	$(34,850,007)	(2,606,676)	$(74,894,897)
Service Class	(972,612)	(26,195,508)	(1,444,916)	(40,813,014)
	(2,207,071)	$(61,045,515)	(4,051,592)	$(115,707,911)

Net change
Initial Class	(641,780)	$(20,277,562)	(544,085)	$(18,783,400)
Service Class	741,135	19,140,476	2,235,392	60,428,553
	99,355	$(1,137,086)	1,691,307	$41,645,153

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 16%, 5%, and 4%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $1,659 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

16

MFS Research Series

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,194,880	$60,968,045	$55,311,929	$(208)	$132	$6,850,920

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$37,848	$—

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

17

MFS Research Series

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

18

MFS Research Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

Semiannual Report
June 30, 2020
MFS®  Total Return Series
MFS® Variable Insurance Trust
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
VTR-SEM

MFS® Total Return Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Total Return Series
Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
Microsoft Corp.	2.2%
Johnson & Johnson	2.0%
Comcast Corp., “A”	1.9%
Cigna Corp.	1.6%
Goldman Sachs Group, Inc.	1.5%
JPMorgan Chase & Co.	1.4%
U.S. Treasury Notes, 1.75%, 11/30/2021	1.3%
Fannie Mae, 3.5%, 30 Years	1.2%
U.S. Treasury Notes, 1.375%, 1/31/2022	1.2%
Union Pacific Corp.	1.2%
Composition including fixed income credit quality (a)(i)
AAA	4.3%
AA	1.3%
A	5.9%
BBB	9.4%
BB	0.1%
B	0.1%
CCC (o)	0.0%
U.S. Government	6.1%
Federal Agencies	12.9%
Not Rated	0.4%
Non-Fixed Income	59.1%
Cash & Cash Equivalents	0.4%
GICS equity sectors (g)
Financials	12.0%
Health Care	11.1%
Information Technology	9.7%
Industrials	8.6%
Consumer Staples	4.9%
Communication Services	3.3%
Consumer Discretionary	2.9%
Utilities	2.7%
Energy	1.7%
Materials	1.7%
Real Estate	0.5%
Fixed income sectors (i)
Investment Grade Corporates	15.5%
Mortgage-Backed Securities	12.9%
U.S. Treasury Securities	6.1%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Debt Obligations	1.5%
Asset-Backed Securities	0.7%
Municipal Bonds	0.4%
Emerging Markets Bonds	0.3%
Non-U.S. Government Bonds	0.3%
U.S. Government Agencies (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
2

MFS Total Return Series
Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
3

MFS Total Return Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.61%	$1,000.00	$960.64	$2.97
	Hypothetical (h)	0.61%	$1,000.00	$1,021.83	$3.07
Service Class	Actual	0.86%	$1,000.00	$959.07	$4.19
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
4

MFS Total Return Series
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 57.8%
Aerospace – 2.3%
Honeywell International, Inc.	153,132	$ 22,141,356
L3Harris Technologies, Inc.	51,600	8,754,972
Lockheed Martin Corp.	27,083	9,883,128
Northrop Grumman Corp.	37,840	11,633,530
		$52,412,986
Alcoholic Beverages – 0.4%
Diageo PLC	282,106	$ 9,373,390
Automotive – 0.6%
Aptiv PLC	47,452	$ 3,697,460
Lear Corp.	102,415	11,165,283
		$14,862,743
Broadcasting – 0.1%
Omnicom Group, Inc.	40,956	$ 2,236,198
Brokerage & Asset Managers – 2.7%
BlackRock, Inc.	19,090	$ 10,386,678
Blackstone Group, Inc.	127,305	7,213,101
Charles Schwab Corp.	396,900	13,391,406
Invesco Ltd.	374,388	4,028,415
NASDAQ, Inc.	99,770	11,919,522
T. Rowe Price Group, Inc.	54,245	6,699,258
TD Ameritrade Holding Corp.	222,090	8,079,634
		$61,718,014
Business Services – 2.7%
Accenture PLC, “A”	104,451	$ 22,427,719
Amdocs Ltd.	107,291	6,531,876
Equifax, Inc.	51,966	8,931,916
Fidelity National Information Services, Inc.	84,678	11,354,473
Fiserv, Inc. (a)	130,201	12,710,222
		$61,956,206
Cable TV – 1.9%
Comcast Corp., “A”	1,139,769	$ 44,428,196
Chemicals – 1.2%
3M Co.	77,831	$ 12,140,857
PPG Industries, Inc.	158,697	16,831,404
		$28,972,261
Computer Software – 3.2%
Adobe Systems, Inc. (a)	30,183	$ 13,138,962
Microsoft Corp.	255,564	52,009,830
Oracle Corp.	151,657	8,382,082
		$73,530,874
Computer Software - Systems – 0.8%
Apple, Inc.	52,982	$ 19,327,834
Construction – 1.9%
Masco Corp.	391,881	$ 19,676,345
Otis Worldwide Corp.	62,879	3,575,300
Stanley Black & Decker, Inc.	53,157	7,409,023
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Toll Brothers, Inc.	105,695	$ 3,444,600
Vulcan Materials Co.	37,680	4,365,228
Whirlpool Corp.	42,570	5,514,092
		$43,984,588
Consumer Products – 0.9%
Colgate-Palmolive Co.	144,954	$ 10,619,330
Kimberly-Clark Corp.	70,669	9,989,063
		$20,608,393
Electrical Equipment – 0.7%
Johnson Controls International PLC	456,685	$ 15,591,226
Electronics – 2.9%
Analog Devices, Inc.	29,277	$ 3,590,531
Applied Materials, Inc.	95,587	5,778,234
Intel Corp.	336,488	20,132,077
NXP Semiconductors N.V.	74,175	8,458,917
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	222,340	12,622,242
Texas Instruments, Inc.	140,445	17,832,302
		$68,414,303
Energy - Independent – 0.9%
ConocoPhillips	157,281	$ 6,608,948
Hess Corp.	153,861	7,971,538
Pioneer Natural Resources Co.	31,450	3,072,665
Valero Energy Corp.	74,453	4,379,325
		$22,032,476
Energy - Integrated – 0.4%
BP PLC	1,389,888	$ 5,290,632
Suncor Energy, Inc.	262,409	4,424,383
		$9,715,015
Food & Beverages – 2.6%
Archer Daniels Midland Co.	233,468	$ 9,315,373
Danone S.A.	121,839	8,426,706
General Mills, Inc.	154,890	9,548,969
J.M. Smucker Co.	44,378	4,695,636
Mondelez International, Inc.	129,041	6,597,867
Nestle S.A.	129,363	14,300,998
PepsiCo, Inc.	60,582	8,012,575
		$60,898,124
Health Maintenance Organizations – 1.6%
Cigna Corp.	202,920	$ 38,077,938
Insurance – 3.1%
AON PLC	105,871	$ 20,390,755
Chubb Ltd.	169,046	21,404,604
Marsh & McLennan Cos., Inc.	72,592	7,794,203
Reinsurance Group of America, Inc.	43,974	3,449,321
Travelers Cos., Inc.	114,364	13,043,214
Willis Towers Watson PLC	29,983	5,905,152
		$71,987,249

5

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.4%
Alphabet, Inc., “A” (a)	6,175	$ 8,756,459
Leisure & Toys – 0.3%
Electronic Arts, Inc. (a)	54,544	$ 7,202,535
Machinery & Tools – 2.1%
Caterpillar, Inc.	64,412	$ 8,148,118
Deere & Co.	21,284	3,344,781
Eaton Corp. PLC	293,175	25,646,949
Ingersoll Rand, Inc. (a)	224,144	6,302,929
Trane Technologies PLC	66,451	5,912,810
		$49,355,587
Major Banks – 4.3%
Bank of America Corp.	890,123	$ 21,140,421
Goldman Sachs Group, Inc.	180,004	35,572,391
JPMorgan Chase & Co.	349,056	32,832,207
PNC Financial Services Group, Inc.	65,129	6,852,222
State Street Corp.	61,426	3,903,622
		$100,300,863
Medical & Health Technology & Services – 0.9%
McKesson Corp.	94,149	$ 14,444,340
Quest Diagnostics, Inc.	60,266	6,867,913
		$21,312,253
Medical Equipment – 3.2%
Becton, Dickinson and Co.	38,380	$ 9,183,183
Danaher Corp.	148,452	26,250,767
Medtronic PLC	268,774	24,646,576
Thermo Fisher Scientific, Inc.	41,271	14,954,134
		$75,034,660
Metals & Mining – 0.2%
Rio Tinto PLC	82,371	$ 4,642,980
Natural Gas - Distribution – 0.2%
Sempra Energy	29,158	$ 3,418,192
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	425,676	$ 7,734,533
Other Banks & Diversified Financials – 2.2%
Northern Trust Corp.	44,137	$ 3,501,830
Truist Financial Corp.	711,347	26,711,080
U.S. Bancorp	410,603	15,118,402
Visa, Inc., “A”	28,471	5,499,743
		$50,831,055
Pharmaceuticals – 5.0%
Bayer AG	83,543	$ 6,132,019
Eli Lilly & Co.	72,220	11,857,079
Johnson & Johnson	330,532	46,482,715
Merck & Co., Inc.	319,717	24,723,716
Pfizer, Inc.	399,894	13,076,534
Roche Holding AG	41,267	14,301,567
		$116,573,630
Railroad & Shipping – 1.2%
Union Pacific Corp.	161,707	$ 27,339,802
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 0.5%
EPR Properties, REIT	79,356	$ 2,629,064
Public Storage, Inc., REIT	19,028	3,651,283
STORE Capital Corp., REIT	270,590	6,442,748
		$12,723,095
Restaurants – 0.4%
Starbucks Corp.	128,394	$ 9,448,514
Specialty Chemicals – 0.6%
Axalta Coating Systems Ltd. (a)	190,818	$ 4,302,946
Corteva, Inc.	65,340	1,750,458
DuPont de Nemours, Inc.	142,445	7,568,103
		$13,621,507
Specialty Stores – 1.3%
Home Depot, Inc.	39,173	$ 9,813,229
Target Corp.	118,340	14,192,516
Tractor Supply Co.	45,490	5,995,127
		$30,000,872
Telecommunications - Wireless – 0.3%
T-Mobile USA, Inc. (a)	71,219	$ 7,417,459
Tobacco – 1.0%
Altria Group, Inc.	46,304	$ 1,817,432
Philip Morris International, Inc.	315,941	22,134,826
		$23,952,258
Trucking – 0.2%
United Parcel Service, Inc., “B”	38,675	$ 4,299,886
Utilities - Electric Power – 2.3%
Duke Energy Corp.	227,346	$ 18,162,672
Exelon Corp.	279,529	10,144,108
FirstEnergy Corp.	93,166	3,612,977
Pinnacle West Capital Corp.	47,661	3,493,075
Public Service Enterprise Group, Inc.	71,906	3,534,899
Southern Co.	272,397	14,123,784
		$53,071,515
Total Common Stocks (Identified Cost, $960,729,692)		$ 1,347,165,669
Bonds – 40.3%
Aerospace – 0.3%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$ 1,206,798
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	591,000	641,722
L3Harris Technologies, Inc., 3.85%, 6/15/2023	2,506,000	2,726,705
Lockheed Martin Corp., 2.8%, 6/15/2050	433,000	455,663
Raytheon Technologies Corp., 4.125%, 11/16/2028	1,778,000	2,094,277
		$7,125,165
Apparel Manufacturers – 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$880,000	$ 984,920

6

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – 5.0%
ALM Loan Funding, CLO, 2013-7R2A, “A1B2”, FLR, 2.619% (LIBOR - 3mo. + 1.4%), 10/15/2027 (n)	$4,410,000	$ 4,255,826
AREIT CRE Trust, 2018-CRE2, “A”, FLR, 1.175% (LIBOR - 1mo. + 0.98%), 11/14/2035 (n)	2,120,749	2,080,985
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.495% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	3,366,000	3,150,159
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	3,880,000	3,892,347
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 1.085% (LIBOR - 1mo. + 0.9%), 9/15/2035 (n)	1,573,543	1,493,953
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.485% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	3,469,924	3,318,122
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.784% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,136,071	1,143,405
BDS Ltd., 2019-FL4, “A”, FLR, 1.594% (LIBOR - 1mo. + 1.4%), 8/15/2035 (n)	4,179,000	4,053,879
BDS Ltd., 2019-FL4, “A”, FLR, 1.294% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	2,416,000	2,346,736
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	783,109	800,263
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	2,789,000	3,227,977
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,375,173
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,503,937
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 2.438% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	4,371,485	4,299,259
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 2.119% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	2,088,000	2,049,247
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.238% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,309,454
Exantas Capital Corp. CLO Ltd., 2019-RS07, “A”, FLR, 1.193% (LIBOR - 1mo. + 1%), 4/15/2036 (n)	473,166	457,787
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	720,000	727,272
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 2.719% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	1,330,000	1,302,585
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.54% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	1,638,500	1,622,569
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	971,395	982,356
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	284,444	292,375
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	$4,243,101	$ 4,586,953
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	2,182,474	2,406,505
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.91%, 2/13/2053	2,001,659	2,186,090
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	5,276,699
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,485,224
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.294% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	2,180,000	2,147,300
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.314% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	4,395,000	4,318,088
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,785,260
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,621,019
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.935% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	4,534,203	4,470,316
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 0.814% (LIBOR - 1mo. + 0.63%), 9/25/2023 (n)	2,554,000	2,544,653
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 2.019% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	1,869,456	1,838,569
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 2.485% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	809,537	780,692
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	356,438	357,109
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	1,631,000	1,623,108
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 2.025% (LIBOR - 3mo. + 0.89%), 1/20/2028 (n)	440,048	435,062
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	2,950,000	3,376,459
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	2,461,404	2,664,248
Venture Corp. Ltd., FLR, 1.571% (LIBOR - 3mo. + 1.2%), 2/28/2026 (n)	4,608,000	4,421,800
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	2,616,000	2,639,261
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	1,909,541	1,907,118
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,700,540

7

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	$3,579,870	$ 3,982,459
		$116,240,198
Automotive – 0.6%
General Motors Co., 6.75%, 4/01/2046	$1,124,000	$ 1,224,322
General Motors Financial Co., Inc., 4.35%, 4/09/2025	640,000	674,363
General Motors Financial Co., Inc., 2.75%, 6/20/2025	1,174,000	1,159,567
Hyundai Capital America, 2.65%, 2/10/2025 (n)	1,073,000	1,077,495
Hyundai Capital America, 3%, 2/10/2027 (n)	1,846,000	1,823,231
Lear Corp., 3.8%, 9/15/2027	2,474,000	2,511,176
Lear Corp., 4.25%, 5/15/2029	875,000	897,664
Magna International, Inc., 2.45%, 6/15/2030	2,523,000	2,580,216
Toyota Motor Credit Corp., 3.375%, 4/01/2030	1,286,000	1,481,294
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	1,010,000	1,077,908
		$14,507,236
Broadcasting – 0.2%
RELX Capital, Inc., 3%, 5/22/2030	$707,000	$ 762,005
Walt Disney Co., 3.5%, 5/13/2040	1,654,000	1,806,462
Walt Disney Co., 3.6%, 1/13/2051	1,015,000	1,130,650
		$3,699,117
Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$750,000	$ 780,913
E*TRADE Financial Corp., 4.5%, 6/20/2028	1,107,000	1,280,161
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	410,000	425,396
Intercontinental Exchange, Inc., 4%, 10/15/2023	1,061,000	1,173,294
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,439,000	2,492,194
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	1,462,000	1,495,283
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,325,000	2,812,529
		$10,459,770
Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$1,146,000	$ 1,252,251
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	927,000	1,020,875
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	258,000	259,704
Masco Corp., 4.375%, 4/01/2026	1,938,000	2,212,319
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Vulcan Materials Co., 3.5%, 6/01/2030	$437,000	$ 476,037
		$5,221,186
Business Services – 0.5%
Equinix, Inc., 2.625%, 11/18/2024	$3,239,000	$ 3,448,304
Equinix, Inc., 1.8%, 7/15/2027	2,070,000	2,068,903
Fiserv, Inc., 2.65%, 6/01/2030	489,000	518,130
Fiserv, Inc., 4.4%, 7/01/2049	1,654,000	2,013,056
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	1,814,000	1,811,759
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,462,000	2,876,585
		$12,736,737
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	$491,000	$ 579,831
Comcast Corp., 3.45%, 2/01/2050	1,746,000	2,002,932
Comcast Corp., 2.8%, 1/15/2051	1,055,000	1,081,887
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,855,000	4,299,550
		$7,964,200
Chemicals – 0.1%
Sherwin-Williams Co., 4.5%, 6/01/2047	$1,201,000	$ 1,462,065
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$1,857,000	$ 2,049,017
Microsoft Corp., 2.525%, 6/01/2050	2,278,000	2,375,971
		$4,424,988
Computer Software - Systems – 0.3%
Apple, Inc., 2.85%, 5/11/2024	$2,162,000	$ 2,328,305
Apple, Inc., 2.05%, 9/11/2026	432,000	461,571
Apple, Inc., 3.35%, 2/09/2027	647,000	737,082
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,612,976
Apple, Inc., 3.85%, 8/04/2046	1,082,000	1,348,853
		$6,488,787
Conglomerates – 0.3%
Roper Technologies, Inc., 4.2%, 9/15/2028	$900,000	$ 1,054,674
Roper Technologies, Inc., 2.95%, 9/15/2029	551,000	601,870
Roper Technologies, Inc., 2%, 6/30/2030	1,731,000	1,732,292
Westinghouse Air Brake Co., 3.2%, 6/15/2025	800,000	815,198
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,041,000	2,274,780
		$6,478,814

8

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.3%
Estee Lauder Cos., Inc., 2.6%, 4/15/2030	$1,048,000	$ 1,140,189
Kimberly-Clark Corp., 3.1%, 3/26/2030	290,000	330,218
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	3,463,000	3,725,310
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,097,000	1,166,515
		$6,362,232
Consumer Services – 0.8%
Amazon.com, Inc., 2.5%, 6/03/2050	$1,806,000	$ 1,854,075
Booking Holdings, Inc., 2.75%, 3/15/2023	3,809,000	3,993,411
Booking Holdings, Inc., 4.5%, 4/13/2027	524,000	601,848
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,699,000	1,976,042
IHS Markit Ltd., 3.625%, 5/01/2024	385,000	412,836
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	634,000	710,080
IHS Markit Ltd., 4%, 3/01/2026 (n)	1,991,000	2,186,118
IHS Markit Ltd., 4.25%, 5/01/2029	578,000	664,463
Visa, Inc., 3.15%, 12/14/2025	4,677,000	5,209,938
Western Union Co., 2.85%, 1/10/2025	660,000	687,693
		$18,296,504
Electronics – 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$3,096,000	$ 3,276,334
Broadcom, Inc., 4.25%, 4/15/2026 (n)	1,367,000	1,521,341
Broadcom, Inc., 4.15%, 11/15/2030 (n)	678,000	736,770
Broadcom, Inc., 4.3%, 11/15/2032 (n)	1,765,000	1,936,520
Intel Corp., 4.75%, 3/25/2050	2,420,000	3,411,619
		$10,882,584
Energy - Integrated – 0.2%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$1,944,000	$ 2,166,456
Total Capital International S.A., 3.127%, 5/29/2050	1,962,000	2,012,951
		$4,179,407
Financial Institutions – 0.2%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$362,000	$ 359,745
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	2,789,000	2,469,490
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	776,000	652,513
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	830,000	670,413
		$4,152,161
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.7%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,610,000	$ 4,109,826
Constellation Brands, Inc., 3.5%, 5/09/2027	3,365,000	3,723,511
Diageo Capital PLC, 2.375%, 10/24/2029	3,022,000	3,226,190
General Mills, Inc., 4%, 4/17/2025	2,414,000	2,726,585
General Mills, Inc., 2.875%, 4/15/2030	499,000	543,302
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	409,000	455,003
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	833,000	941,254
PepsiCo, Inc., 3.5%, 3/19/2040	646,000	761,629
		$16,487,300
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,804,000	$ 1,952,072
Las Vegas Sands Corp., 3.9%, 8/08/2029	1,044,000	1,029,901
Marriott International, Inc., 4%, 4/15/2028	2,208,000	2,223,164
Marriott International, Inc., 4.625%, 6/15/2030	287,000	297,796
		$5,502,933
Insurance – 0.3%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$731,000	$ 794,760
American International Group, Inc., 4.875%, 6/01/2022	3,566,000	3,848,974
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,924,314
		$7,568,048
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 3.5%, 8/15/2039	$833,000	$ 968,638
UnitedHealth Group, Inc., 3.7%, 8/15/2049	2,163,000	2,558,968
		$3,527,606
Insurance - Property & Casualty – 0.3%
Aon Corp., 3.75%, 5/02/2029	$2,594,000	$ 2,970,045
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	1,068,000	1,126,089
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,233,000	1,302,847
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	944,000	1,211,972
		$6,610,953
International Market Quasi-Sovereign – 0.3%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$6,400,000	$ 6,677,888
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,901,000	$ 2,025,523

9

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 2.2%
Bank of America Corp., 4.1%, 7/24/2023	$3,870,000	$ 4,249,732
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,666,694
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	1,842,000	2,011,820
Bank of America Corp., 3.5%, 4/19/2026	1,542,000	1,735,745
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	2,273,000	2,382,994
Bank of New York Mellon Corp., 1.6%, 4/24/2025	2,086,000	2,159,134
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	3,245,000	3,402,692
JPMorgan Chase & Co., 3.2%, 1/25/2023	5,489,000	5,835,824
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	4,188,000	4,736,344
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	637,000	675,592
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	3,251,000	3,511,370
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,248,000	1,508,416
Morgan Stanley, 3.125%, 1/23/2023	424,000	449,569
Morgan Stanley, 3.875%, 4/29/2024	1,539,000	1,701,790
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,367,419
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	4,760,000	5,042,201
PNC Bank N.A., 2.7%, 10/22/2029	835,000	891,951
Royal Bank of Canada, 1.15%, 6/10/2025	3,142,000	3,147,397
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.7%) to 3/30/2026 (n)	464,000	502,264
		$50,978,948
Medical & Health Technology & Services – 0.9%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$302,000	$ 309,575
Alcon, Inc., 3.8%, 9/23/2049 (n)	1,564,000	1,727,069
Becton, Dickinson and Co., 3.125%, 11/08/2021	1,075,000	1,104,529
Becton, Dickinson and Co., 4.669%, 6/06/2047	2,043,000	2,505,094
Cigna Corp., 3.2%, 3/15/2040	635,000	672,669
HCA, Inc., 5.125%, 6/15/2039	2,562,000	2,986,326
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	660,000	684,605
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	1,672,000	1,801,281
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	1,590,000	1,935,443
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Northwell Healthcare, Inc., 3.979%, 11/01/2046	$171,000	$ 178,906
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,367,000	1,495,257
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	2,583,000	2,857,052
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	2,566,000	2,861,711
		$21,119,517
Medical Equipment – 0.4%
Abbott Laboratories, 4.9%, 11/30/2046	$2,024,000	$ 2,905,783
Boston Scientific Corp., 3.75%, 3/01/2026	2,680,000	3,043,203
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	2,940,000	3,193,203
		$9,142,189
Metals & Mining – 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$1,412,000	$ 1,509,469
Midstream – 0.6%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	$1,727,000	$ 1,762,009
Enbridge, Inc., 2.5%, 1/15/2025	1,100,000	1,142,492
Enterprise Products Operating LLC, 4.2%, 1/31/2050	882,000	984,098
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,484,967
ONEOK, Inc., 4.95%, 7/13/2047	2,637,000	2,580,934
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,781,000	1,744,983
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	1,769,000	1,979,322
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	585,000	649,469
Spectra Energy Partners LP, 3.375%, 10/15/2026	942,000	1,013,586
		$13,341,860
Mortgage-Backed – 12.8%
Fannie Mae, 5%, 7/01/2020 - 3/01/2041	$3,322,585	$ 3,797,841
Fannie Mae, 5.5%, 1/01/2021 - 4/01/2040	7,905,859	8,946,878
Fannie Mae, 6%, 1/01/2021 - 7/01/2037	4,208,617	4,809,251
Fannie Mae, 2.59%, 5/01/2023	437,205	456,242
Fannie Mae, 3.5%, 5/25/2025 - 11/01/2048	27,499,333	29,690,016
Fannie Mae, 2.7%, 7/01/2025	367,000	396,419
Fannie Mae, 3.43%, 6/01/2026	562,434	629,089
Fannie Mae, 2.28%, 11/01/2026	469,374	501,685
Fannie Mae, 2.584%, 12/25/2026	1,585,000	1,730,205
Fannie Mae, 3%, 11/01/2028 - 7/01/2050	16,696,404	17,784,166
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,426,427	1,655,284

10

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 2.5%, 11/01/2031 - 7/01/2050	$4,895,323	$ 5,154,492
Fannie Mae, 3%, 2/25/2033 (i)	518,587	54,428
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	8,547,805	9,485,694
Fannie Mae, 3.25%, 5/25/2040	217,768	235,110
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	19,348,154	21,165,856
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,405,735	1,448,069
Fannie Mae, 4%, 7/25/2046 (i)	448,831	84,400
Fannie Mae, TBA, 2%, 7/16/2035 - 7/14/2050	5,375,000	5,529,524
Fannie Mae, TBA, 3%, 7/16/2035 - 8/13/2050	13,400,000	14,093,233
Fannie Mae, TBA, 2.5%, 7/25/2035 - 8/25/2050	21,505,000	22,448,049
Fannie Mae, TBA, 1.5%, 9/25/2035	875,000	887,852
Fannie Mae, TBA, 4%, 7/25/2050	1,300,000	1,377,619
Federal Home Loan Bank, 3%, 7/01/2050	125,183	133,859
Freddie Mac, 6%, 5/01/2021 - 6/01/2037	1,662,386	1,898,109
Freddie Mac, 5.5%, 10/01/2021 - 2/01/2037	1,198,974	1,358,033
Freddie Mac, 5%, 12/01/2021 - 1/15/2040	2,109,394	2,417,416
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,527,673
Freddie Mac, 2.51%, 11/25/2022	1,503,000	1,563,143
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,258,455
Freddie Mac, 3.32%, 2/25/2023	745,000	792,278
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,633,139
Freddie Mac, 3.06%, 7/25/2023	175,000	186,912
Freddie Mac, 3.458%, 8/25/2023	1,642,000	1,774,457
Freddie Mac, 1.022%, 4/25/2024 (i)	5,687,134	150,592
Freddie Mac, 0.631%, 7/25/2024 (i)	14,179,000	286,912
Freddie Mac, 0.733%, 7/25/2024 (i)	5,100,012	98,850
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	1,683,693	1,858,036
Freddie Mac, 0.43%, 8/25/2024 (i)	15,246,000	214,267
Freddie Mac, 0.529%, 8/25/2024 (i)	28,030,525	395,009
Freddie Mac, 3.064%, 8/25/2024	794,000	860,991
Freddie Mac, 0.489%, 10/25/2024 (i)	20,463,080	261,768
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,434,859
Freddie Mac, 0.4%, 11/25/2024 (i)	15,385,000	188,751
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,687,706
Freddie Mac, 3.329%, 5/25/2025	2,660,000	2,969,254
Freddie Mac, 3.01%, 7/25/2025	423,000	466,776
Freddie Mac, 3.151%, 11/25/2025	1,001,000	1,114,616
Freddie Mac, 3.413%, 12/25/2026	780,000	894,500
Freddie Mac, 3.43%, 1/25/2027	764,912	878,277
Freddie Mac, 0.773%, 6/25/2027 (i)	13,682,000	579,758
Freddie Mac, 0.889%, 6/25/2027 (i)	4,693,602	208,412
Freddie Mac, 3.117%, 6/25/2027	1,114,000	1,264,589
Freddie Mac, 0.712%, 7/25/2027 (i)	12,073,061	436,307
Freddie Mac, 0.461%, 8/25/2027 (i)	9,650,000	229,660
Freddie Mac, 0.565%, 8/25/2027 (i)	6,718,054	184,953
Freddie Mac, 3.244%, 8/25/2027	786,000	901,689
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	216,174
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.491%, 9/25/2027 (i)	$8,526,747	$ 205,777
Freddie Mac, 3.187%, 9/25/2027	754,000	862,314
Freddie Mac, 0.325%, 11/25/2027 (i)	16,290,000	251,107
Freddie Mac, 0.418%, 11/25/2027 (i)	11,656,162	223,503
Freddie Mac, 0.456%, 11/25/2027 (i)	10,455,525	234,279
Freddie Mac, 0.371%, 12/25/2027 (i)	10,109,000	191,766
Freddie Mac, 0.413%, 12/25/2027 (i)	11,210,000	250,818
Freddie Mac, 0.494%, 12/25/2027 (i)	17,863,998	439,758
Freddie Mac, 3.65%, 2/25/2028	904,000	1,063,746
Freddie Mac, 3.9%, 4/25/2028	1,667,000	1,996,336
Freddie Mac, 1.218%, 7/25/2029 (i)	830,125	70,158
Freddie Mac, 1.269%, 8/25/2029 (i)	5,231,577	462,382
Freddie Mac, 0.757%, 11/25/2029 (i)	12,162,798	631,998
Freddie Mac, 1.868%, 4/25/2030 (i)	1,219,861	199,627
Freddie Mac, 0.444%, 11/25/2032 (i)	8,864,552	250,476
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	813,146	925,971
Freddie Mac, 5.5%, 2/15/2036 (i)	105,310	20,806
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	9,258,194	10,037,764
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	20,697,729	22,314,850
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	20,883,425	22,493,343
Freddie Mac, 4.5%, 12/15/2040 (i)	114,931	11,007
Freddie Mac, 4%, 8/15/2044 (i)	128,149	15,786
Ginnie Mae, 2.5%, 7/20/2032	350,000	372,285
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,925,261	2,247,333
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	1,115,920	1,297,020
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	2,782,953	3,121,628
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	373,438	426,487
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	3,168,803	3,497,091
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2049	14,724,892	15,756,043
Ginnie Mae, 3%, 4/20/2045 - 2/20/2048	17,287,897	18,351,398
Ginnie Mae, 0.659%, 2/16/2059 (i)	6,865,370	359,471
Ginnie Mae, TBA, 2.5%, 7/21/2050	2,750,000	2,894,805
Ginnie Mae, TBA, 3%, 7/21/2050	75,000	79,462
		$298,244,177
Municipals – 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$2,750,000	$ 3,323,100
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	6,244,859
		$9,567,959
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$554,000	$ 751,525

11

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$ 4,144,152
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	280,000	312,577
		$4,456,729
Network & Telecom – 0.4%
AT&T, Inc., 5.45%, 3/01/2047	$1,601,000	$ 2,094,944
Verizon Communications, Inc., 4.272%, 1/15/2036	2,164,000	2,676,195
Verizon Communications, Inc., 4.812%, 3/15/2039	2,616,000	3,417,220
		$8,188,359
Oils – 0.4%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$1,264,000	$ 1,317,667
Phillips 66 Co., 2.15%, 12/15/2030	3,897,000	3,782,838
Valero Energy Corp., 4.9%, 3/15/2045	2,669,000	3,116,506
		$8,217,011
Other Banks & Diversified Financials – 0.6%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$ 2,991,685
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	3,080,451
Branch Banking & Trust Co., 2.25%, 3/11/2030	2,707,000	2,732,337
Capital One Financial Corp., 3.75%, 3/09/2027	1,956,000	2,160,094
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	3,245,000	3,369,123
		$14,333,690
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$1,412,000	$ 1,648,920
Real Estate - Other – 0.0%
Prologis, Inc., REIT, 2.25%, 4/15/2030	$816,000	$ 859,245
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$1,424,000	$ 1,456,415
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	1,759,000	1,695,331
		$3,151,746
Retailers – 0.4%
Best Buy Co., Inc., 4.45%, 10/01/2028	$2,306,000	$ 2,675,516
Costco Wholesale Corp., 1.75%, 4/20/2032	2,168,000	2,196,756
Home Depot, Inc., 3.9%, 6/15/2047	1,262,000	1,534,161
Target Corp., 2.25%, 4/15/2025	3,248,000	3,473,768
		$9,880,201
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.1%
TJX Cos., Inc., 3.75%, 4/15/2027	$433,000	$ 494,526
TJX Cos., Inc., 3.875%, 4/15/2030	519,000	609,921
TJX Cos., Inc., 4.5%, 4/15/2050	367,000	471,604
		$1,576,051
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 3%, 6/15/2023	$1,065,000	$ 1,135,577
American Tower Corp., REIT, 3.6%, 1/15/2028	1,291,000	1,440,352
American Tower Corp., REIT, 3.1%, 6/15/2050	1,779,000	1,759,668
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	3,240,000	3,314,803
Crown Castle International Corp., 1.35%, 7/15/2025	798,000	803,687
Crown Castle International Corp., 3.65%, 9/01/2027	2,901,000	3,241,950
T-Mobile USA, Inc., 2.05%, 2/15/2028 (n)	1,801,000	1,801,846
T-Mobile USA, Inc., 4.5%, 4/15/2050 (n)	223,000	265,421
		$13,763,304
Telephone Services – 0.1%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$1,281,000	$ 1,409,681
Tobacco – 0.1%
B.A.T Capital Corp., 4.7%, 4/02/2027	$433,000	$ 494,892
B.A.T Capital Corp., 4.906%, 4/02/2030	1,199,000	1,402,255
		$1,897,147
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,064,000	$ 2,644,078
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$1,285	$ 1,332
Small Business Administration, 4.77%, 4/01/2024	82,448	86,433
Small Business Administration, 5.18%, 5/01/2024	127,838	135,544
Small Business Administration, 5.52%, 6/01/2024	6,832	7,275
Small Business Administration, 4.99%, 9/01/2024	147,367	154,920
Small Business Administration, 4.95%, 3/01/2025	5,080	5,347
Small Business Administration, 5.11%, 8/01/2025	468,842	499,352
		$890,203
U.S. Treasury Obligations – 6.0%
U.S. Treasury Bonds, 8%, 11/15/2021	$723,000	$ 800,722
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	1,021,027
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	11,882,716

12

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.5%, 2/15/2045	$9,797,000	$ 12,084,752
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	4,903,626
U.S. Treasury Bonds, 3%, 2/15/2048	8,760,000	11,991,961
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	1,217,602
U.S. Treasury Bonds, 2.375%, 11/15/2049	11,750,000	14,513,086
U.S. Treasury Notes, 1.75%, 11/30/2021	29,605,000	30,265,330
U.S. Treasury Notes, 1.375%, 1/31/2022	27,500,000	28,019,922
U.S. Treasury Notes, 1.75%, 9/30/2022	23,068,000	23,885,292
		$140,586,036
Utilities - Electric Power – 1.2%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$ 2,121,131
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050 (n)	296,000	372,749
Duke Energy Corp., 2.65%, 9/01/2026	397,000	430,728
Enel Finance International N.V., 2.65%, 9/10/2024	1,020,000	1,065,457
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	1,916,000	2,263,177
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	467,776
Evergy, Inc., 2.9%, 9/15/2029	1,863,000	1,989,151
Exelon Corp., 4.05%, 4/15/2030	2,165,000	2,499,927
FirstEnergy Corp., 3.4%, 3/01/2050	1,229,000	1,297,722
Georgia Power Co., 3.7%, 1/30/2050	171,000	188,987
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,511,000	1,747,159
Northern States Power Co., 2.6%, 6/01/2051	2,166,000	2,203,885
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,810,000	3,683,785
Pacific Gas & Electric Co., 2.1%, 8/01/2027	549,000	543,318
Pacific Gas & Electric Co., 3.3%, 8/01/2040	1,053,000	1,026,317
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	1,027,321
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PPL Corp., 3.4%, 6/01/2023	$2,940,000	$ 3,112,895
Xcel Energy, Inc., 3.4%, 6/01/2030	1,099,000	1,262,699
Xcel Energy, Inc., 3.5%, 12/01/2049	1,310,000	1,450,421
		$28,754,605
Utilities - Gas – 0.1%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,509,000	$ 1,507,503
Total Bonds (Identified Cost, $873,573,720)		$ 938,486,475
Convertible Preferred Stocks – 1.0%
Automotive – 0.2%
Aptiv PLC, 5.5%	39,000	$ 4,008,420
Medical Equipment – 0.3%
Boston Scientific Corp., 5.5%	58,483	$ 6,122,585
Danaher Corp., 4.75%	1,324	1,650,856
		$7,773,441
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc., 5.25% (a)	5,432	$ 5,554,492
Utilities - Electric Power – 0.3%
CenterPoint Energy, Inc., 7%	162,120	$ 5,764,987
Total Convertible Preferred Stocks (Identified Cost, $24,803,342)		$ 23,101,340
Preferred Stocks – 0.2%
Electronics – 0.2%
Samsung Electronics Co. Ltd. (Identified Cost, $5,022,479)	132,192	$ 5,162,387
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $56,231,318)	56,225,695	$ 56,231,318
Other Assets, Less Liabilities – (1.7)%		(40,753,875)
Net Assets – 100.0%		$ 2,329,393,314

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $56,231,318 and $2,313,915,871, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $135,223,175, representing 5.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
13

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
See Notes to Financial Statements
14

MFS Total Return Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,864,129,233)	$2,313,915,871
Investments in affiliated issuers, at value (identified cost, $56,231,318)	56,231,318
Cash	28,571
Receivables for
Investments sold	1,306,506
TBA sale commitments	21,493,887
Fund shares sold	136,051
Interest and dividends	7,976,958
Receivable from investment adviser	105,916
Other assets	4,965
Total assets	$2,401,200,043
Liabilities
Payables for
Investments purchased	$1,174,415
TBA purchase commitments	68,708,297
Fund shares reacquired	1,635,928
Payable to affiliates
Administrative services fee	1,810
Shareholder servicing costs	1,474
Distribution and/or service fees	16,382
Accrued expenses and other liabilities	268,423
Total liabilities	$71,806,729
Net assets	$2,329,393,314
Net assets consist of
Paid-in capital	$1,688,865,080
Total distributable earnings (loss)	640,528,234
Net assets	$2,329,393,314
Shares of beneficial interest outstanding	98,427,706
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,116,940,552	46,690,807	$23.92
Service Class	1,212,452,762	51,736,899	23.43
See Notes to Financial Statements
15

MFS Total Return Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Dividends	$19,335,641
Interest	13,709,988
Dividends from affiliated issuers	158,313
Income on securities loaned	108,072
Other	51,794
Foreign taxes withheld	(244,024)
Total investment income	$33,119,784
Expenses
Management fee	$7,828,390
Distribution and/or service fees	1,518,331
Shareholder servicing costs	26,528
Administrative services fee	164,437
Independent Trustees' compensation	20,123
Custodian fee	67,472
Shareholder communications	67,450
Audit and tax fees	39,233
Legal fees	11,203
Miscellaneous	39,924
Total expenses	$9,783,091
Reduction of expenses by investment adviser	(1,136,921)
Net expenses	$8,646,170
Net investment income (loss)	$24,473,614
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$63,358,889
Affiliated issuers	5,182
Foreign currency	(86,922)
Net realized gain (loss)	$63,277,149
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(192,224,287)
Affiliated issuers	(837)
Translation of assets and liabilities in foreign currencies	7,142
Net unrealized gain (loss)	$(192,217,982)
Net realized and unrealized gain (loss)	$(128,940,833)
Change in net assets from operations	$(104,467,219)
See Notes to Financial Statements
16

MFS Total Return Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$24,473,614	$50,698,568
Net realized gain (loss)	63,277,149	66,327,737
Net unrealized gain (loss)	(192,217,982)	335,264,447
Change in net assets from operations	$(104,467,219)	$452,290,752
Total distributions to shareholders	$—	$(121,022,024)
Change in net assets from fund share transactions	$(113,119,013)	$(109,812,128)
Total change in net assets	$(217,586,232)	$221,456,600
Net assets
At beginning of period	2,546,979,546	2,325,522,946
At end of period	$2,329,393,314	$2,546,979,546
See Notes to Financial Statements
17

MFS Total Return Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$24.90	$21.78	$24.70	$23.18	$22.60	$24.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.52	$0.53	$0.49	$0.54(c)	$0.62
Net realized and unrealized gain (loss)	(1.24)	3.83	(1.80)	2.29	1.51	(0.77)
Total from investment operations	$(0.98)	$4.35	$(1.27)	$2.78	$2.05	$(0.15)
Less distributions declared to shareholders
From net investment income	$—	$(0.58)	$(0.54)	$(0.58)	$(0.69)	$(0.64)
From net realized gain	—	(0.65)	(1.11)	(0.68)	(0.78)	(0.92)
Total distributions declared to shareholders	$—	$(1.23)	$(1.65)	$(1.26)	$(1.47)	$(1.56)
Net asset value, end of period (x)	$23.92	$24.90	$21.78	$24.70	$23.18	$22.60
Total return (%) (k)(r)(s)(x)	(3.94)(n)	20.38	(5.61)	12.30	9.09(c)	(0.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.70	0.70	0.71	0.71(c)	0.79
Expenses after expense reductions (f)	0.61(a)	0.62	0.62	0.63	0.62(c)	0.65
Net investment income (loss)	2.23(a)	2.18	2.20	2.04	2.33(c)	2.57
Portfolio turnover	50(n)	42	26	34	35	41
Net assets at end of period (000 omitted)	$1,116,941	$1,223,166	$1,134,301	$1,350,737	$1,359,943	$1,423,284

See Notes to Financial Statements
18

MFS Total Return Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$24.43	$21.38	$24.28	$22.81	$22.26	$23.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.45	$0.46	$0.43	$0.47(c)	$0.55
Net realized and unrealized gain (loss)	(1.23)	3.76	(1.77)	2.25	1.49	(0.74)
Total from investment operations	$(1.00)	$4.21	$(1.31)	$2.68	$1.96	$(0.19)
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(0.48)	$(0.53)	$(0.63)	$(0.58)
From net realized gain	—	(0.65)	(1.11)	(0.68)	(0.78)	(0.92)
Total distributions declared to shareholders	$—	$(1.16)	$(1.59)	$(1.21)	$(1.41)	$(1.50)
Net asset value, end of period (x)	$23.43	$24.43	$21.38	$24.28	$22.81	$22.26
Total return (%) (k)(r)(s)(x)	(4.09)(n)	20.12	(5.87)	12.02	8.81(c)	(0.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.95	0.95	0.96	0.96(c)	1.04
Expenses after expense reductions (f)	0.86(a)	0.87	0.87	0.88	0.87(c)	0.90
Net investment income (loss)	1.98(a)	1.93	1.95	1.79	2.08(c)	2.32
Portfolio turnover	50(n)	42	26	34	35	41
Net assets at end of period (000 omitted)	$1,212,453	$1,323,813	$1,191,222	$1,427,824	$1,276,603	$1,191,583
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

MFS Total Return Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally
20

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,276,738,683	$5,554,492	$—	$1,282,293,175
Switzerland	28,602,565	—	—	28,602,565
United Kingdom	19,307,002	—	—	19,307,002
Taiwan	12,622,242	—	—	12,622,242
Netherlands	8,458,917	—	—	8,458,917
France	8,426,706	—	—	8,426,706
Germany	—	6,132,019	—	6,132,019
South Korea	—	5,162,387	—	5,162,387
Canada	4,424,383	—	—	4,424,383
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	141,476,239	—	141,476,239
Non - U.S. Sovereign Debt	—	6,677,888	—	6,677,888
Municipal Bonds	—	9,567,959	—	9,567,959
U.S. Corporate Bonds	—	308,790,761	—	308,790,761
Residential Mortgage-Backed Securities	—	298,893,661	—	298,893,661
Commercial Mortgage-Backed Securities	—	65,051,516	—	65,051,516
Asset-Backed Securities (including CDOs)	—	50,539,198	—	50,539,198
Foreign Bonds	—	57,489,253	—	57,489,253
Mutual Funds	56,231,318	—	—	56,231,318
Total	$1,414,811,816	$955,335,373	$—	$2,370,147,189
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is
21

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if
22

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and partnership adjustments.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$54,824,164
Long-term capital gains	66,197,860
Total distributions	$121,022,024
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/20
Cost of investments	$1,934,100,847
Gross appreciation	475,680,769
Gross depreciation	(39,634,427)
Net unrealized appreciation (depreciation)	$436,046,342
As of 12/31/19
Undistributed ordinary income	52,951,957
Undistributed long-term capital gain	63,475,232
Other temporary differences	3,083,411
Net unrealized appreciation (depreciation)	625,484,853
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
23

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$59,383,887
Service Class	—	61,638,137
Total	$—	$121,022,024
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $125,880, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $1,011,041, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $25,300, which equated to 0.0022% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $1,228.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0141% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
24

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $3,876,362 and $701,009, respectively. The sales transactions resulted in net realized gains (losses) of $(146,767).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $48,111, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$573,419,614	$799,575,208
Non-U.S. Government securities	601,019,498	515,379,787
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	767,352	$17,733,296	1,735,912	$41,322,525
Service Class	1,513,686	34,717,560	3,594,794	83,324,924
	2,281,038	$52,450,856	5,330,706	$124,647,449
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,558,547	$59,383,887
Service Class	—	—	2,704,613	61,638,137
	—	$—	5,263,160	$121,022,024
Shares reacquired
Initial Class	(3,191,928)	$(74,475,238)	(7,253,162)	$(172,852,561)
Service Class	(3,971,021)	(91,094,631)	(7,815,403)	(182,629,040)
	(7,162,949)	$(165,569,869)	(15,068,565)	$(355,481,601)
Net change
Initial Class	(2,424,576)	$(56,741,942)	(2,958,703)	$(72,146,149)
Service Class	(2,457,335)	(56,377,071)	(1,515,996)	(37,665,979)
	(4,881,911)	$(113,119,013)	(4,474,699)	$(109,812,128)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary
25

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $6,018 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,930,012	$312,099,040	$296,802,079	$5,182	$(837)	$56,231,318
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$158,313	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
26

MFS Total Return Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
27

MFS Total Return Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
28

Semiannual Report

June 30, 2020

MFS® Utilities Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VUF-SEM

MFS® Utilities Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Utilities Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
NextEra Energy, Inc.	7.1%
EDP Renovaveis S.A.	5.6%
Dominion Energy, Inc.	5.3%
Exelon Corp.	4.6%
Duke Energy Corp.	3.6%
Enel S.p.A.	3.3%
Entergy Corp.	3.1%
Edison International	2.7%
Public Service Enterprise Group, Inc.	2.7%
FirstEnergy Corp.	2.6%

Top five industries (i)
Utilities-Electric Power	75.1%
Telecommunications – Wireless	7.6%
Natural Gas – Distribution	6.2%
Natural Gas – Pipeline	5.2%
Cable TV	3.7%

Issuer country weightings (i)(x)
United States	69.4%
Portugal	7.7%
Canada	4.6%
Spain	4.1%
United Kingdom	3.8%
Italy	3.3%
Germany	1.4%
Japan	1.0%
Thailand	0.9%
Other Countries	3.8%

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.79%	$1,000.00	$903.07	$3.74
	Hypothetical (h)	0.79%	$1,000.00	$1,020.93	$3.97
Service Class	Actual	1.04%	$1,000.00	$901.62	$4.92
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Utilities Series

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 96.1%
Cable TV – 3.7%
Charter Communications, Inc., “A” (a)	41,069	$20,946,833
Comcast Corp., “A”	286,007	11,148,553
NOS, SGPS S.A.	1,947,603	8,498,701

		$40,594,087

Natural Gas – Distribution – 5.1%
Atmos Energy Corp.	22,846	$2,275,005
China Resources Gas Group Ltd.	1,222,000	5,951,939
NiSource, Inc.	613,757	13,956,834
Sempra Energy	239,141	28,034,499
UGI Corp.	180,675	5,745,465

		$55,963,742

Natural Gas – Pipeline – 5.2%
Cheniere Energy, Inc. (a)	331,260	$16,006,483
Enterprise Products Partners LP	1,248,890	22,692,331
Equitrans Midstream Corp.	592,486	4,923,556
Magellan Midstream Partners LP	119,753	5,169,737
Plains All American Pipeline LP	956,546	8,455,867

		$57,247,974

Telecommunications – Wireless – 7.6%
Advanced Info Service Public Co. Ltd.	1,603,500	$9,597,913
American Tower Corp., REIT	46,189	11,941,699
Cellnex Telecom S.A.	278,426	16,966,895
KDDI Corp.	364,800	10,926,262
Mobile TeleSystems PJSC, ADR	568,199	5,221,749
Rogers Communications, Inc., “B”	276,608	11,114,442
Tele2 AB, “B”	417,741	5,538,827
T-Mobile USA, Inc. (a)	114,785	11,954,858

		$83,262,645

Telephone Services – 2.2%
Hellenic Telecommunications Organization S.A.	516,279	$6,966,271
Telesites S.A.B. de C.V. (a)	5,973,500	3,786,634
TELUS Corp.	803,304	13,473,212

		$24,226,117

Utilities – Electric Power – 72.3%
AES Corp.	1,047,310	$15,175,522
ALLETE, Inc.	115,929	6,330,883
Alliant Energy Corp.	250,703	11,993,631
AltaGas Ltd. (l)	1,182,207	13,628,123
American Electric Power Co., Inc.	350,844	27,941,216
CenterPoint Energy, Inc.	329,845	6,158,206
CenterPoint Energy, Inc. (a)(n)	657,518	12,275,861
CLP Holdings Ltd.	708,000	6,942,520
Dominion Energy, Inc.	715,898	58,116,600
DTE Energy Co.	251,798	27,068,285
Duke Energy Corp.	494,374	39,495,539
E.ON SE	53,508	602,064
Edison International	544,329	29,562,508

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – continued
EDP Renovaveis S.A.	4,436,875	$61,313,374
Emera, Inc.	321,067	12,633,617
Enel S.p.A.	4,215,303	36,362,172
Energias de Portugal S.A.	3,159,347	15,085,481
Entergy Corp.	358,765	33,655,745
Equatorial Energia S.A.	1,102,800	4,708,817
Evergy, Inc.	352,912	20,924,152
Exelon Corp.	1,382,457	50,169,366
FirstEnergy Corp.	750,200	29,092,756
Iberdrola S.A.	2,404,614	27,880,334
National Grid PLC	1,813,769	22,231,698
Neoenergia S.A.	873,900	3,072,575
NextEra Energy Partners LP	112,789	5,783,820
NextEra Energy, Inc.	323,014	77,578,275
PG&E Corp. (a)	2,586,376	22,941,155
Pinnacle West Capital Corp.	132,168	9,686,593
Public Service Enterprise Group, Inc.	595,538	29,276,648
RWE AG	424,482	14,836,525
Southern Co.	318,362	16,507,070
SSE PLC	1,120,342	18,942,213
Vistra Energy Corp.	1,458,043	27,148,761

		$795,122,105

Total Common Stocks (Identified Cost, $883,348,272)		$1,056,416,670

CONVERTIBLE PREFERRED STOCKS – 3.9%
Natural Gas – Distribution – 1.2%
Sempra Energy, 6%	64,703	$6,323,424
Sempra Energy, 6.75%	64,868	6,373,930

		$12,697,354

Utilities – Electric Power – 2.7%
CenterPoint Energy, Inc., 7%	442,384	$15,731,175
Dominion Energy, Inc., 7.25%	83,215	8,433,008
DTE Energy Co., 6.25%	64,750	2,740,220
NextEra Energy, Inc., 5.279%	64,600	2,742,270

		$29,646,673

Total Convertible Preferred Stocks (Identified Cost, $44,401,954)		$42,344,027

INVESTMENT COMPANIES (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $23,533,777)	23,531,695	$23,534,049

OTHER ASSETS, LESS LIABILITIES – (2.1)%		(23,411,946)

NET ASSETS – 100.0%		$1,098,882,800

4

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $23,534,049 and $1,098,760,697, respectively.

(l)	A portion of this security is on loan. See Note 2 for additional information.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,275,861, representing 1.1% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

SEK	Swedish Krona

Derivative Contracts at 6/30/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	424,011	USD	310,125	Brown Brothers Harriman	7/17/2020	$2,212
CAD	1,012,972	USD	741,485	Merrill Lynch International	7/17/2020	4,694
CAD	724,108	USD	531,530	Morgan Stanley Capital Services, Inc.	7/17/2020	1,867
CAD	619,907	USD	455,312	State Street Bank Corp.	7/17/2020	1,326
EUR	71,772	USD	78,535	BNP Paribas S.A.	7/17/2020	2,127
EUR	6,006,338	USD	6,715,299	Brown Brothers Harriman	7/17/2020	34,972
EUR	117,331	USD	128,139	Citibank N.A.	7/17/2020	3,725
EUR	804,153	USD	871,373	Citibank N.A.	7/31/2020	32,660
EUR	1,189,524	USD	1,312,514	Merrill Lynch International	7/17/2020	24,343
EUR	1,004,516	USD	1,115,254	State Street Bank Corp.	7/17/2020	13,679
USD	178,317	CAD	240,465	UBS AG	7/17/2020	1,184
USD	193,328	EUR	171,676	Brown Brothers Harriman	7/17/2020	389
USD	174,713	GBP	138,703	BNP Paribas S.A.	7/17/2020	2,830
USD	3,551,296	GBP	2,860,000	State Street Bank Corp.	7/17/2020	7,133

						$133,141

Liability Derivatives
CAD	1,198,775	USD	895,852	Brown Brothers Harriman	7/17/2020	$(12,805)
CAD	122,223	USD	90,077	Merrill Lynch International	7/17/2020	(44)
CAD	1,024,335	USD	762,328	State Street Bank Corp.	7/17/2020	(7,777)
EUR	130,305	USD	147,448	Citibank N.A.	7/17/2020	(1,004)
EUR	216,937	USD	246,455	Merrill Lynch International	7/10/2020	(2,686)
EUR	1,688,660	USD	1,905,855	Merrill Lynch International	7/17/2020	(8,042)
EUR	206,521	USD	234,534	Morgan Stanley Capital Services, Inc.	7/17/2020	(2,433)
GBP	574,717	USD	713,662	Merrill Lynch International	7/17/2020	(1,462)
SEK	24,438,591	USD	2,639,018	Citibank N.A.	7/17/2020	(15,886)
USD	84,641	CAD	119,347	Citibank N.A.	7/31/2020	(3,276)
USD	35,057,112	CAD	48,940,955	JPMorgan Chase Bank N.A.	7/17/2020	(994,034)
USD	11,962,475	EUR	10,893,000	BNP Paribas S.A.	7/17/2020	(279,709)
USD	1,894,334	EUR	1,749,596	Citibank N.A.	7/17/2020	(71,964)
USD	41,101,997	EUR	37,961,692	HSBC Bank	7/17/2020	(1,561,550)
USD	63,332,384	EUR	58,647,884	HSBC Bank	7/20/2020	(2,583,867)
USD	373,201	EUR	333,542	State Street Bank Corp.	7/17/2020	(1,652)

5

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
USD	22,513,055	GBP	18,318,078	Barclays Bank PLC	7/17/2020	$(187,032)
USD	706,756	GBP	576,760	Citibank N.A.	7/17/2020	(7,975)
USD	6,218,009	SEK	59,830,951	Merrill Lynch International	7/17/2020	(203,984)

						$(5,947,182)

At June 30, 2020, the fund had cash collateral of $1,180,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

6

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value, including $7,008,263 of securities on loan (identified cost, $927,750,226)	$1,098,760,697
Investments in affiliated issuers, at value (identified cost, $23,533,777)	23,534,049
Cash	530,000
Restricted cash for
Forward foreign currency exchange contracts	1,180,000
Receivables for
Forward foreign currency exchange contracts	133,141
Investments sold	1,836,210
Fund shares sold	501,769
Interest and dividends	2,204,838
Other assets	2,658
Total assets	$1,128,683,362

Liabilities
Payables for
Forward foreign currency exchange contracts	$5,947,182
Investments purchased	22,274,145
Fund shares reacquired	1,173,626
Payable to affiliates
Investment adviser	43,586
Administrative services fee	883
Shareholder servicing costs	1,605
Distribution and/or service fees	8,350
Deferred country tax expense payable	81,213
Accrued expenses and other liabilities	269,972
Total liabilities	$29,800,562
Net assets	$1,098,882,800

Net assets consist of
Paid-in capital	$850,350,010
Total distributable earnings (loss)	248,532,790
Net assets	$1,098,882,800
Shares of beneficial interest outstanding	34,970,297

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$480,112,951	15,113,762	$31.77
Service Class	618,769,849	19,856,535	31.16

See Notes to Financial Statements

7

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends	$20,460,014
Dividends from affiliated issuers	63,174
Other	45,712
Income on securities loaned	13,679
Foreign taxes withheld	(708,269)
Total investment income	$19,874,310
Expenses
Management fee	$4,291,227
Distribution and/or service fees	817,422
Shareholder servicing costs	20,922
Administrative services fee	83,932
Independent Trustees’ compensation	11,867
Custodian fee	92,490
Shareholder communications	54,831
Audit and tax fees	32,243
Legal fees	6,039
Miscellaneous	19,591
Total expenses	$5,430,564
Reduction of expenses by investment adviser	(62,169)
Net expenses	$5,368,395
Net investment income (loss)	$14,505,915

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $11,514 country tax)	$(8,842,428)
Affiliated issuers	2,084
Forward foreign currency exchange contracts	9,959,211
Foreign currency	(36,757)
Net realized gain (loss)	$1,082,110
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $234,913 decrease in deferred country tax)	$(137,707,814)
Affiliated issuers	272
Forward foreign currency exchange contracts	(2,615,136)
Translation of assets and liabilities in foreign currencies	(22,853)
Net unrealized gain (loss)	$(140,345,531)
Net realized and unrealized gain (loss)	$(139,263,421)
Change in net assets from operations	$(124,757,506)

See Notes to Financial Statements

8

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$14,505,915	$33,385,933
Net realized gain (loss)	1,082,110	51,790,915
Net unrealized gain (loss)	(140,345,531)	204,485,158
Change in net assets from operations	$(124,757,506)	$289,662,006
Total distributions to shareholders	$—	$(55,125,457)
Change in net assets from fund share transactions	$(66,653,086)	$(164,373,912)
Total change in net assets	$(191,410,592)	$70,162,637

Net assets
At beginning of period	1,290,293,392	1,220,130,755
At end of period	$1,098,882,800	$1,290,293,392

See Notes to Financial Statements

9

MFS Utilities Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$35.18		$29.38	$29.50	$26.81	$25.56		$33.97

Income (loss) from investment operations
Net investment income (loss) (d)	$0.43		$0.90	$0.89	$0.81	$1.06	(c)	$0.81
Net realized and unrealized gain (loss)	(3.84)		6.37	(0.56)	3.17	1.91		(5.56)
Total from investment operations	$(3.41)		$7.27	$0.33	$3.98	$2.97		$(4.75)

Less distributions declared to shareholders
From net investment income	$—		$(1.37)	$(0.33)	$(1.29)	$(1.08)		$(1.38)
From net realized gain	—		(0.10)	(0.12)	—	(0.64)		(2.28)
Total distributions declared to shareholders	$—		$(1.47)	$(0.45)	$(1.29)	$(1.72)		$(3.66)
Net asset value, end of period (x)	$31.77		$35.18	$29.38	$29.50	$26.81		$25.56
Total return (%) (k)(r)(s)(x)	(9.69	)(n)	25.07	1.06	14.83	11.47	(c)	(14.54)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.79	0.78	0.80	0.77	(c)	0.79
Expenses after expense reductions (f)	0.79	(a)	0.78	0.78	0.79	0.77	(c)	0.78
Net investment income (loss)	2.65	(a)	2.69	2.98	2.78	3.89	(c)	2.59
Portfolio turnover	20	(n)	28	27	27	33		42
Net assets at end of period (000 omitted)	$480,113		$556,301	$492,930	$561,744	$556,607		$561,517

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$34.56		$28.86	$28.98	$26.37	$25.15		$33.48

Income (loss) from investment operations
Net investment income (loss) (d)	$0.38		$0.80	$0.81	$0.73	$0.97	(c)	$0.72
Net realized and unrealized gain (loss)	(3.78)		6.27	(0.56)	3.09	1.90		(5.47)
Total from investment operations	$(3.40)		$7.07	$0.25	$3.82	$2.87		$(4.75)

Less distributions declared to shareholders
From net investment income	$—		$(1.27)	$(0.25)	$(1.21)	$(1.01)		$(1.30)
From net realized gain	—		(0.10)	(0.12)	—	(0.64)		(2.28)
Total distributions declared to shareholders	$—		$(1.37)	$(0.37)	$(1.21)	$(1.65)		$(3.58)
Net asset value, end of period (x)	$31.16		$34.56	$28.86	$28.98	$26.37		$25.15
Total return (%) (k)(r)(s)(x)	(9.84	)(n)	24.80	0.81	14.49	11.24	(c)	(14.76)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.04	1.04	1.05	1.02	(c)	1.04
Expenses after expense reductions (f)	1.04	(a)	1.03	1.03	1.04	1.02	(c)	1.03
Net investment income (loss)	2.40	(a)	2.44	2.76	2.53	3.64	(c)	2.34
Portfolio turnover	20	(n)	28	27	27	33		42
Net assets at end of period (000 omitted)	$618,770		$733,992	$727,201	$1,021,211	$998,836		$967,824

See Notes to Financial Statements

10

MFS Utilities Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Utilities Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Managementis evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from

12

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$750,202,478	$12,275,861	$—	$762,478,339
Portugal	84,897,556	—	—	84,897,556
Canada	50,849,394	—	—	50,849,394
Spain	44,847,229	—	—	44,847,229
United Kingdom	41,173,911	—	—	41,173,911
Italy	36,362,172	—	—	36,362,172
Germany	15,438,589	—	—	15,438,589
Japan	10,926,262	—	—	10,926,262
Thailand	—	9,597,913	—	9,597,913
Other Countries	42,189,332	—	—	42,189,332
Mutual Funds	23,534,049	—	—	23,534,049
Total	$1,100,420,972	$21,873,774	$—	$1,122,294,746

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$133,141	$—	$133,141
Forward Foreign Currency Exchange Contracts – Liabilities	—	(5,947,182)	—	(5,947,182)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

13

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$133,141	$(5,947,182)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$9,959,211

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(2,615,136)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

14

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $7,008,263. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $7,195,387 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

15

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, redemptions in-kind, partnership adjustments, and certain preferred stock treated as debt for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/19
Ordinary income (including any short-term capital gains)	$51,291,242
Long-term capital gains	3,834,215
Total distributions	$55,125,457

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$907,644,521
Gross appreciation	271,987,336
Gross depreciation	(57,337,111)
Net unrealized appreciation (depreciation)	$214,650,225

As of 12/31/19

Undistributed ordinary income	51,545,614
Undistributed long-term capital gain	4,351,856
Other temporary differences	(35,564,483)
Net unrealized appreciation (depreciation)	352,957,309

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$22,976,155
Service Class	—	32,149,302
Total	$—	$55,125,457

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $3 billion	0.70%
In excess of $3 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $62,169, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

16

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $19,436, which equated to 0.0034% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $1,486.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0145% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $702,089. The sales transactions resulted in net realized gains (losses) of $(24,529).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $45,712, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $225,303,700 and $256,223,315, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	365,393	$11,947,243	575,639	$19,334,145
Service Class	989,848	30,355,286	1,744,019	57,235,971
	1,355,241	$42,302,529	2,319,658	$76,570,116

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	693,515	$22,976,155
Service Class	—	—	987,083	32,149,302
	—	$—	1,680,598	$55,125,457

Shares reacquired
Initial Class	(1,062,537)	$(34,566,516)	(2,237,515)	$(74,404,174)
Service Class	(2,372,781)	(74,389,099)	(6,687,020)	(221,665,311)
	(3,435,318)	$(108,955,615)	(8,924,535)	$(296,069,485)

17

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Net change
Initial Class	(697,144)	$(22,619,273)	(968,361)	$(32,093,874)
Service Class	(1,382,933)	(44,033,813)	(3,955,918)	(132,280,038)
	(2,080,077)	$(66,653,086)	(4,924,279)	$(164,373,912)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $3,096 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,336,599	$112,657,576	$102,462,482	$2,084	$272	$23,534,049

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$63,174	$—

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

18

MFS Utilities Series

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

19

MFS Utilities Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

20

Semiannual Report

June 30, 2020

MFS® Value Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VLU-SEM

MFS® Value Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Value Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Johnson & Johnson	4.1%
JPMorgan Chase & Co.	3.9%
Comcast Corp., “A”	3.0%
Medtronic PLC	2.8%
Accenture PLC, “A”	2.7%
Aon PLC	2.5%
Texas Instruments, Inc.	2.4%
Honeywell International, Inc.	2.4%
Cigna Corp.	2.4%
Northrop Grumman Corp.	2.3%

GICS equity sectors (g)
Financials	24.8%
Health Care	19.7%
Industrials	17.2%
Information Technology	10.8%
Utilities	7.7%
Consumer Staples	7.2%
Materials	3.6%
Communication Services	3.4%
Energy	2.8%
Consumer Discretionary	1.1%
Real Estate	0.3%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.71%	$1,000.00	$867.30	$3.30
	Hypothetical (h)	0.71%	$1,000.00	$1,021.33	$3.57
Service Class	Actual	0.96%	$1,000.00	$866.47	$4.46
	Hypothetical (h)	0.96%	$1,000.00	$1,020.09	$4.82

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Value Series

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.6%
Aerospace – 6.6%
Honeywell International, Inc.	348,680	$50,415,641
Lockheed Martin Corp.	69,185	25,246,990
Northrop Grumman Corp.	161,073	49,520,283
Raytheon Technologies Corp.	237,165	14,614,108

		$139,797,022

Alcoholic Beverages – 1.4%
Diageo PLC	911,670	$30,291,586

Automotive – 0.2%
Aptiv PLC	66,644	$5,192,900

Brokerage & Asset Managers – 3.4%
BlackRock, Inc.	50,362	$27,401,461
NASDAQ, Inc.	270,415	32,306,480
T. Rowe Price Group, Inc.	100,088	12,360,868

		$72,068,809

Business Services – 6.8%
Accenture PLC, “A”	265,740	$57,059,693
Equifax, Inc.	147,454	25,344,393
Fidelity National Information Services, Inc.	233,895	31,362,981
Fiserv, Inc. (a)	321,532	31,387,954

		$145,155,021

Cable TV – 3.0%
Comcast Corp., “A”	1,614,572	$62,936,017

Chemicals – 1.6%
PPG Industries, Inc.	313,655	$33,266,249

Construction – 3.6%
Masco Corp.	368,140	$18,484,309
Otis Worldwide Corp.	118,582	6,742,573
Sherwin-Williams Co.	47,458	27,423,605
Stanley Black & Decker, Inc.	169,491	23,623,656

		$76,274,143

Consumer Products – 1.4%
Colgate-Palmolive Co.	66,306	$4,857,578
Kimberly-Clark Corp.	97,186	13,737,241
Reckitt Benckiser Group PLC	127,609	11,751,507

		$30,346,326

Electrical Equipment – 1.0%
Johnson Controls International PLC	592,607	$20,231,603

Electronics – 5.1%
Analog Devices, Inc.	132,467	$16,245,753
Intel Corp.	399,978	23,930,684
NXP Semiconductors N.V.	165,169	18,835,873
Texas Instruments, Inc.	397,283	50,443,022

		$109,455,332

Energy – Independent – 1.6%
ConocoPhillips	399,492	$16,786,654
EOG Resources, Inc.	211,350	10,706,991

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Energy – Independent – continued
Pioneer Natural Resources Co.	63,747	$6,228,082

		$33,721,727

Energy – Integrated – 1.2%
Chevron Corp.	156,118	$13,930,409
Suncor Energy, Inc.	682,202	11,502,360

		$25,432,769

Food & Beverages – 3.8%
Archer Daniels Midland Co.	299,594	$11,953,801
Danone S.A.	129,753	8,974,059
J.M. Smucker Co.	57,688	6,103,967
Nestle S.A.	378,227	41,812,757
PepsiCo, Inc.	95,282	12,601,997

		$81,446,581

Gaming & Lodging – 0.3%
Marriott International, Inc., “A”	74,194	$6,360,652

Health Maintenance Organizations – 2.4%
Cigna Corp.	267,677	$50,229,589

Insurance – 8.4%
AON PLC	276,297	$53,214,802
Chubb Ltd.	351,203	44,469,324
Marsh & McLennan Cos., Inc.	404,729	43,455,752
Travelers Cos., Inc.	334,475	38,146,874

		$179,286,752

Machinery & Tools – 4.2%
Carrier Global Corp.	174,011	$3,866,524
Eaton Corp. PLC	314,475	27,510,273
Illinois Tool Works, Inc.	232,881	40,719,243
Trane Technologies PLC	190,750	16,972,935

		$89,068,975

Major Banks – 7.0%
Goldman Sachs Group, Inc.	167,195	$33,041,076
JPMorgan Chase & Co.	880,517	82,821,429
PNC Financial Services Group, Inc.	195,186	20,535,519
State Street Corp.	209,655	13,323,575

		$149,721,599

Medical & Health Technology & Services – 1.0%
McKesson Corp.	134,052	$20,566,258

Medical Equipment – 8.5%
Abbott Laboratories	341,915	$31,261,289
Boston Scientific Corp. (a)	459,694	16,139,856
Danaher Corp.	209,147	36,983,464
Medtronic PLC	638,897	58,586,855
Thermo Fisher Scientific, Inc.	102,598	37,175,359

		$180,146,823

4

MFS Value Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – 5.9%
American Express Co.	185,818	$17,689,873
Citigroup, Inc.	838,928	42,869,221
Moody’s Corp.	48,633	13,360,944
Truist Financial Corp.	562,406	21,118,345
U.S. Bancorp	811,891	29,893,827

		$124,932,210

Pharmaceuticals – 7.9%
Johnson & Johnson	618,604	$86,994,281
Merck & Co., Inc.	402,849	31,152,313
Pfizer, Inc.	1,141,846	37,338,364
Roche Holding AG	34,864	12,082,531

		$167,567,489

Railroad & Shipping – 2.0%
Canadian National Railway Co.	149,637	$13,253,349
Union Pacific Corp.	175,817	29,725,380

		$42,978,729

Real Estate – 0.3%
Public Storage, Inc., REIT	38,585	$7,404,076

Specialty Chemicals – 0.8%
DuPont de Nemours, Inc.	303,192	$16,108,591

Specialty Stores – 0.5%
Lowe’s Cos., Inc.	80,045	$10,815,680

Telephone Services – 0.5%
Verizon Communications, Inc.	186,517	$10,282,682

Tobacco – 0.5%
Philip Morris International, Inc.	148,509	$10,404,541

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – 7.7%
American Electric Power Co., Inc.	161,774	$12,883,681
Dominion Energy, Inc.	296,464	24,066,948
Duke Energy Corp.	611,633	48,863,360
FirstEnergy Corp.	662,086	25,675,695
Southern Co.	749,694	38,871,634
Xcel Energy, Inc.	210,554	13,159,625

		$163,520,943

Total Common Stocks (Identified Cost, $1,368,415,193)		$2,095,011,674

INVESTMENT COMPANIES (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $27,336,620)	27,334,840	$27,337,574

OTHER ASSETS, LESS LIABILITIES – 0.1%		2,773,336

NET ASSETS – 100.0%		$2,125,122,584

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $27,337,574 and $2,095,011,674, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,368,415,193)	$2,095,011,674
Investments in affiliated issuers, at value (identified cost, $27,336,620)	27,337,574
Cash	154,795
Receivables for
Investments sold	1,398,301
Fund shares sold	1,428,698
Interest and dividends	3,955,322
Other assets	7,182
Total assets	$2,129,293,546

Liabilities
Payables for
Investments purchased	$1,354,042
Fund shares reacquired	2,537,647
Payable to affiliates
Investment adviser	57,264
Administrative services fee	1,644
Shareholder servicing costs	1,117
Distribution and/or service fees	14,761
Accrued expenses and other liabilities	204,487
Total liabilities	$4,170,962
Net assets	$2,125,122,584

Net assets consist of
Paid-in capital	$1,195,770,902
Total distributable earnings (loss)	929,351,682
Net assets	$2,125,122,584
Shares of beneficial interest outstanding	118,292,207

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,024,413,042	56,380,535	$18.17
Service Class	1,100,709,542	61,911,672	17.78

See Notes to Financial Statements

6

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends	$26,495,859
Income on securities loaned	158,244
Dividends from affiliated issuers	141,258
Other	37,695
Foreign taxes withheld	(308,084)
Total investment income	$26,524,972
Expenses
Management fee	$7,216,054
Distribution and/or service fees	1,401,288
Shareholder servicing costs	22,708
Administrative services fee	146,216
Independent Trustees’ compensation	17,206
Custodian fee	57,593
Shareholder communications	61,046
Audit and tax fees	29,318
Legal fees	9,700
Miscellaneous	24,506
Total expenses	$8,985,635
Reduction of expenses by investment adviser	(239,709)
Net expenses	$8,745,926
Net investment income (loss)	$17,779,046

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$59,243,221
Affiliated issuers	(8,773)
Foreign currency	(29,823)
Net realized gain (loss)	$59,204,625
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(369,219,614)
Affiliated issuers	954
Translation of assets and liabilities in foreign currencies	27,433
Net unrealized gain (loss)	$(369,191,227)
Net realized and unrealized gain (loss)	$(309,986,602)
Change in net assets from operations	$(292,207,556)

See Notes to Financial Statements

7

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$17,779,046	$32,574,207
Net realized gain (loss)	59,204,625	103,173,679
Net unrealized gain (loss)	(369,191,227)	413,709,693
Change in net assets from operations	$(292,207,556)	$549,457,579
Total distributions to shareholders	$—	$(138,541,235)
Change in net assets from fund share transactions	$193,024,060	$(138,202,942)
Total change in net assets	$(99,183,496)	$272,713,402

Net assets
At beginning of period	2,224,306,080	1,951,592,678
At end of period	$2,125,122,584	$2,224,306,080

See Notes to Financial Statements

8

MFS Value Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$20.95		$17.30	$20.92	$18.90	$18.39		$20.34

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.33	$0.41	$0.30	$0.38	(c)	$0.40
Net realized and unrealized gain (loss)	(2.95)		4.68	(2.32)	2.93	2.16		(0.67)
Total from investment operations	$(2.78)		$5.01	$(1.91)	$3.23	$2.54		$(0.27)

Less distributions declared to shareholders
From net investment income	$—		$(0.44)	$(0.32)	$(0.40)	$(0.42)		$(0.48)
From net realized gain	—		(0.92)	(1.39)	(0.81)	(1.61)		(1.20)
Total distributions declared to shareholders	$—		$(1.36)	$(1.71)	$(1.21)	$(2.03)		$(1.68)
Net asset value, end of period (x)	$18.17		$20.95	$17.30	$20.92	$18.90		$18.39
Total return (%) (k)(r)(s)(x)	(13.27	)(n)	29.80	(10.09)	17.65	14.09	(c)	(0.74)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.73	0.73	0.74	0.73	(c)	0.73
Expenses after expense reductions (f)	0.71	(a)	0.72	0.72	0.73	0.72	(c)	0.73
Net investment income (loss)	1.87	(a)	1.67	2.02	1.51	2.02	(c)	2.00
Portfolio turnover	11	(n)	13	8	10	15		13
Net assets at end of period (000 omitted)	$1,024,413		$945,183	$823,744	$996,794	$968,078		$964,811

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$20.52		$16.96	$20.55	$18.59	$18.12		$20.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.27	$0.35	$0.25	$0.33	(c)	$0.34
Net realized and unrealized gain (loss)	(2.88)		4.59	(2.28)	2.87	2.11		(0.65)
Total from investment operations	$(2.74)		$4.86	$(1.93)	$3.12	$2.44		$(0.31)

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.27)	$(0.35)	$(0.36)		$(0.42)
From net realized gain	—		(0.92)	(1.39)	(0.81)	(1.61)		(1.20)
Total distributions declared to shareholders	$—		$(1.30)	$(1.66)	$(1.16)	$(1.97)		$(1.62)
Net asset value, end of period (x)	$17.78		$20.52	$16.96	$20.55	$18.59		$18.12
Total return (%) (k)(r)(s)(x)	(13.35	)(n)	29.51	(10.36)	17.35	13.78	(c)	(0.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.98	0.98	0.99	0.98	(c)	0.98
Expenses after expense reductions (f)	0.96	(a)	0.97	0.97	0.98	0.97	(c)	0.98
Net investment income (loss)	1.59	(a)	1.42	1.77	1.26	1.78	(c)	1.76
Portfolio turnover	11	(n)	13	8	10	15		13
Net assets at end of period (000 omitted)	$1,100,710		$1,279,123	$1,127,848	$1,398,374	$1,302,307		$1,167,754

See Notes to Financial Statements

9

MFS Value Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Value Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser

11

MFS Value Series

Notes to Financial Statements (unaudited) – continued

generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,095,011,674	$—	$—	$2,095,011,674
Mutual Funds	27,337,574	—	—	27,337,574
Total	$2,122,349,248	$—	$—	$2,122,349,248

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

12

MFS Value Series

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$42,575,241
Long-term capital gains	95,965,994
Total distributions	$138,541,235

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$1,401,370,360
Gross appreciation	757,325,488
Gross depreciation	(36,346,600)
Net unrealized appreciation (depreciation)	$720,978,888

As of 12/31/19

Undistributed ordinary income	34,919,798
Undistributed long-term capital gain	97,132,418
Other temporary differences	18,589
Net unrealized appreciation (depreciation)	1,089,488,433

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$59,678,116
Service Class	—	78,863,119
Total	$—	$138,541,235

13

MFS Value Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $111,522, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.71% of average daily net assets for the Initial Class shares and 0.96% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $128,187, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $21,780, which equated to 0.0021% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $928.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0141% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $4,972,645 and $1,037,560, respectively. The sales transactions resulted in net realized gains (losses) of $176,405.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $37,695, which is included in “Other” income in the Statement of Operations.

14

MFS Value Series

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $438,235,851 and $229,241,096, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	15,338,470	$285,651,328	3,030,553	$59,564,452
Service Class	7,119,848	118,212,064	4,216,291	80,005,530
	22,458,318	$403,863,392	7,246,844	$139,569,982

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,169,311	$59,678,116
Service Class	—	—	4,272,108	78,863,119
	—	$—	7,441,419	$138,541,235

Shares reacquired
Initial Class	(4,082,410)	$(75,586,757)	(8,697,665)	$(171,759,644)
Service Class	(7,542,484)	(135,252,575)	(12,637,014)	(244,554,515)
	(11,624,894)	$(210,839,332)	(21,334,679)	$(416,314,159)

Net change
Initial Class	11,256,060	$210,064,571	(2,497,801)	$(52,517,076)
Service Class	(422,636)	(17,040,511)	(4,148,615)	(85,685,866)
	10,833,424	$193,024,060	(6,646,416)	$(138,202,942)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 6%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $5,227 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$25,583,427	$347,191,753	$345,429,787	$(8,773)	$954	$27,337,574

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$141,258	$—

15

MFS Value Series

Notes to Financial Statements (unaudited) – continued

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

16

MFS Value Series

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

17

MFS Value Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

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ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.  Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 17, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 17, 2020

*	Print name and title of each signing officer under his or her signature.